                         [PROVIDENT MUTUAL LETTERHEAD]

FEBRUARY 2002

Dear Valued Customer,

We are pleased to send you the updated annual report for one of the fund subaccounts in your variable life insurance policy or your variable annuity contract. In additional mailings, you will also receive the annual reports of the other fund groups in which you have invested. The investments available through your variable policies or contracts are managed by some of the best fund management companies in the country.

Provident Mutual Life Insurance Company and Providentmutual Life and Annuity Company of America are leaders in the variable product marketplace. Our corporate mission is to market high-quality insurance, retirement, and investment products that help satisfy your needs for protection, asset accumulation, and preservation of wealth over the course of a long-term relationship with the Company. Our financial strength enables us to offer a variety of financial products and services to help you meet your changing needs as you move through the various stages of your life.

We value you as a client and thank you for your continued support and confidence in Provident Mutual and the products we offer. If you have a question about your policy or the enclosed material, please contact your local agent or our Customer Service Center at 1-800-688-5177. Thank you for your business.

Sincerely,

/s/ Robert W. Kloss
Robert W. Kloss
Chairman, President and CEO

    Securities offered through 1717 CAPITAL MANAGEMENT COMPANY, A Registered
                     Investment Adviser. Member NASD, SIPC.

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the 2001 Annual Report for the Market Street Fund, its All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond and Money Market Portfolios.

Economic Overview and Investment Perspective

The year 2001 will be remembered as a year of turmoil both for the financial markets and for the nation. It was the year in which one of the longest economic expansions in history, which lasted roughly ten years from March 1991 to March 2001, came to an end. It was the year in which we saw a global recession with Asia, Europe and the U.S. all experiencing economic weakness at the same time. And it was the year of "September 11", the day of the terrorist attack on America.

In the U.S., the recession that was so feared as the year began, became a reality in March. In an unprecedented move, the Federal Reserve cut the fed funds rate 11 times during the year, lowering the rate to 1.75% from 6.50%, the lowest rate since 1961. Despite increasing unemployment, consumer spending and a strong housing market helped to offset the steep declines in business spending for most of the year. However, it was not enough. Gross domestic product for the third quarter contracted 1.3%, the first quarterly decline in more than eight years. In the fourth quarter, the U.S. economy grew at a 0.2% annual rate. The small gain in the fourth quarter was propelled by a surge in consumer spending on autos due to low financing costs and a huge increase in government spending to fight the war in Afghanistan. If fourth quarter GDP remains positive in upcoming monthly revisions, it will mean that this recession only had one negative quarter and will be considered mild by historical standards. For the year, the economy grew 1.1%, a sharp decline from the 4.1% increase in 2000. Inflation, as measured by the Consumer Price Index, increased a mere 1.6% for the year due to falling energy prices. This compared to an increase of 3.4% in 2000. Unemployment rose to 5.8% in December, the highest level in nearly seven years, with most of the increase coming after the terrorist attacks.

In the U.S. equity markets, the year will be remembered as one of the most volatile in history, with returns seesawing from quarter to quarter. Pessimism fueled by corporate earnings disappointments, set stocks plunging in the first quarter. The S&P 500 declined 11.9% and the Russell 2000 declined 6.5% for the quarter ended March 31. A sharp rebound occurred in the second quarter, as investors became optimistic due to the interest rate cuts and strong consumer spending. For the quarter ended June 30, the S&P 500 rose 5.9% and the Russell 2000 posted a return of 14.4%. Even before the terrorist attacks, the third quarter saw stocks plunging due to concerns of recession and continued weak earnings. The S&P 500 declined 14.7% and the Russell 2000 fell 20.8% for the quarter ended September 30. In the fourth quarter, investors turned bullish as signs of an economic recovery emerged. For the quarter ended December 31, the S&P 500 gained 10.7% and the Russell 2000 advanced 21.1%. The strong performance in the fourth quarter was not enough to offset the losses of the previous quarters for most of the indices. For the year, the S&P 500 declined 11.9%, the Russell 2000 gained 2.5% and the Wilshire 5000 declined 11%. Value stocks were in favor overall throughout the year outperforming growth stocks with small capitalization stocks providing the highest returns.

In general, foreign equity markets experienced the same quarterly volatility as did U.S. equities. Total return for the year, as measured by the Morgan Stanley Capital International EAFE Index was -21.6%. The year was one of the worst for European stock markets with total returns declining 20.3%. The slowdown in the U.S. economy had a domino effect in Europe where corporate earnings faltered. In Japan, economic conditions continued to weaken and concerns about the banking system caused rating agencies to downgrade Japanese government debt. The total return of Japanese equities was -29.3% for the year. Emerging markets had the best performance with total return -2.4% for the year. Despite the collapse of the economy in Argentina, Latin American performance was strong.

Boosted by the Federal Reserve's rate cuts, falling stock prices and a slowing economy, bonds outperformed stocks for the second consecutive year. The Lehman Aggregate Bond Index, a broad measure of the U.S. bond market rose 8.4% for the year ended December 31, 2001. Corporate bonds in a reversal from last year outperformed Treasury bonds as evidenced by the 10.40% return of the Lehman U.S. Credit Index. As the year began, the yield curve was inverted. As a result of the rate cuts, the yield curve returned to a more normal shape with the spread between three-month and ten year Treasuries widening to 333 basis points. Despite the impressive returns, the bond market also experienced volatility. After rallying for most of the year, bond prices began to fall in early November as signs of strength in the economy appeared. Short-term bonds outperformed long-term bonds with the yield on two-year Treasuries declining to 3.02% from 5.09% at December 31. Meanwhile, the yield on ten year Treasuries declined from 5.11% to 5.05%.

The Enron scandal and the implications of poor accounting practices in other companies have unnerved the financial markets as the New Year begins. The outlook for 2002 is dependent on how the economy performs. Many economists are predicting a modest recovery with a GDP growth rate of 3% to 4% by the end of the year and a low rate of inflation. If nothing else, this past year is a reminder that volatility and uncertainty in the financial markets is inescapable. As such investors should keep in mind that a balanced investment program composed of different asset classes as well as different investment disciplines can help manage the uncertainty.

Review of Fund Portfolio Performance

The annual reviews and performance charts* for each portfolio (other than the Money Market Portfolio) contained in this Annual Report show the growth of $10,000 over the period shown, assuming reinvestment of all dividends. The performance is then compared to a relevant index. As always, it is important to recall in interpreting these results that the advisers and sub-advisers of the portfolios of the Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets fully invested. Thus, they attempt to add value by security selection in the markets specified in the Fund Prospectus. The performance of the portfolios should be judged according to how well the portfolios do relative to market indices measuring the same type activity.

We appreciate the opportunity to have served you in the past and look forward to serving you in 2002 and many years into the future.

/s/ Rosanne Gatta

Rosanne Gatta
President
Market Street Fund

*Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the returns shown. Please see the current prospectus for an explanation of these charges and for illustrations that take these charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Market Street Fund:

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Market Street Fund, comprised of All Pro Broad Equity Portfolio (formerly, Growth Portfolio), All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio), Balanced Portfolio (formerly, Managed Portfolio), Bond Portfolio and Money Market Portfolio (collectively referred to as the "Fund") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

2001 Market Street
Philadelphia, Pennsylvania
February 7, 2002

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the All Pro Broad Equity Portfolio for the year 2001 was -12.84%. This performance lagged the -10.97% return of the Wilshire 5000 Index, our benchmark index.

     The following four sub-advisers manage a segment of the portfolio and possess the targeted style orientation and discipline.

MANAGER                   PORTFOLIO SEGMENT  APPROXIMATE PORTFOLIO %
-------                   -----------------  -----------------------
Alliance Capital          Large Cap Growth            42.5%
Sanford C. Bernstein      Large Cap Value             42.5%
Husic Capital Management  Small Cap Growth             7.5%
Reams Asset Management    Small Cap Value              7.5%
                                                      ----
Total Portfolio                                        100%

     The firms listed above began management of the All Pro Broad Equity Portfolio as sub-advisers on January 29, 2001. Prior to that date, another adviser managed the Portfolio. The first quarter witnessed the restructuring of this portfolio from a large cap value portfolio to a more broad-based equity portfolio, benchmarked to the Wilshire 5000 Index.

     Since taking over the day to day management of the Portfolio the All Pro sub-advisers have been steadily improving the return of the Portfolio versus its benchmark. The new team of All Pro sub-advisers has exceeded the performance of the Wilshire 5000 Index in the eleven months they have managed the Portfolio. The value sub-advisers in particular have had especially strong relative returns versus their individual style benchmarks.

     The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Communications                                                 9.7%
Drugs & Health Care                                            8.4%
Banks                                                          8.3%
Finance                                                        8.1%
Retail Merchandising                                           6.9%
Oil & Gas                                                      5.2%

     We look forward to their continued progress and to your continued support.

Sarah C. Lange, CFA
President

MARKET STREET FUND
[All Pro Broad Equity Portfolio Performance graph]

                                                          FUND                      WILSHIRE+                   S&P 500#
                                                          ----                      ---------                   --------
Start*                                                  10000.00                    10000.00                     10000.00
85                                                      10182.00                    10230.00                     10077.00
86                                                      11331.00                    11877.00                     11941.00
87                                                      11517.00                    12148.00                     12540.00
88                                                      13355.00                    14327.00                     14580.00
89                                                      17803.00                    18506.00                     19131.00
90                                                      18229.00                    17363.00                     18485.00
91                                                      21601.00                    23302.00                     24115.00
92                                                      22625.00                    25393.00                     25948.00
93                                                      24936.00                    28257.00                     28558.00
94                                                      25535.00                    28240.00                     28933.00
95                                                      33296.00                    38534.00                     39811.00
96                                                      39814.00                    46706.00                     48928.00
97                                                      49497.00                    61321.00                     65260.00
98                                                      56278.00                    75688.00                     84003.00
99                                                      57955.00                    93521.00                    101694.00
00                                                      63542.00                    83336.00                     92440.00
01                                                      55383.00                    81449.00                     74194.00

        Average Annual Total Return
--------------------------------------------
                                    Since
1 Year     5 Year     10 Year     Inception*
------     ------     -------     ----------
-12.84%     6.82%      9.87%        11.24%

Past performance is not predictive of future performance.

+ The Wilshire 5000 Index is an unmanaged, market-cap weighted index that includes over 7000 publicly traded U.S. stocks.

# The S&P 500 Index is a widely recognized, unmanaged index of 500 U.S. common stocks.

* Inception date was December 12, 1985

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
Aerospace & Defense -- 0.6%
  *DRS Technologies, Inc. ..................................        1,926    $     68,662
  Goodrich (B.F.) Co. ......................................       20,000         532,400
  *Titan Corp. .............................................       17,600         439,120
  United Industrial Corp. ..................................        6,700         112,225
                                                                             ------------
                                                                                1,152,407
                                                                             ------------
Apparel -- 0.8%
  *Jones Apparel Group, Inc. ...............................       14,900         494,233
  Liz Claiborne, Inc. ......................................        2,700         134,325
  *Tommy Hilfiger Corp. ....................................       23,200         319,000
  VF Corp. .................................................       16,600         647,566
                                                                             ------------
                                                                                1,595,124
                                                                             ------------
Appliances -- 0.2%
  Black & Decker Corp. .....................................       12,300         464,079
                                                                             ------------
Automobiles -- 0.0%
  Ford Motor Co. ...........................................        5,100          80,172
                                                                             ------------
Automotive & Equipment -- 3.3%
  ArvinMeritor, Inc. .......................................       22,300         437,972
  Autoliv, Inc. ............................................       15,600         316,836
  Borg-Warner Automotive, Inc. .............................        7,800         407,550
  *Copart, Inc. ............................................       11,200         407,344
  Dana Corp. ...............................................       31,700         439,996
  Genuine Parts Co. ........................................       23,700         869,790
  Goodyear Tire & Rubber Co. ...............................       20,900         497,629
  Harley-Davidson, Inc. ....................................       45,200       2,454,812
  *Lear Corp. ..............................................       10,900         415,726
  *United Auto Group, Inc. .................................       21,927         565,936
                                                                             ------------
                                                                                6,813,591
                                                                             ------------
Banks -- 8.3%
  AmSouth Bancorp ..........................................       37,200         703,080
  Bank of America Corp. ....................................       35,800       2,253,610
  Bank One Corp. ...........................................       50,300       1,964,215
  Colonial BancGroup, Inc. .................................       16,300         229,667
  Comerica, Inc. ...........................................        9,800         561,540
  Commercial Federal Corp. .................................       11,500         270,250
  Golden West Financial Corp. ..............................       10,100         594,385
  J.P. Morgan Chase & Co. ..................................       63,300       2,300,955
  KeyCorp...................................................       23,000         559,820
  *Local Financial Corp. ...................................       22,700         317,573
  National City Corp........................................       29,000         847,960
  Regions Financial Corp. ..................................       19,000         568,860
  Seacoast Financial Services Corp. ........................       13,900         238,385

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  SouthTrust Corp. .........................................       21,200    $    523,004
  Sovereign Bancorp, Inc. ..................................       23,700         290,088
  SunTrust Banks, Inc. .....................................        7,200         451,440
  Union Planters Corp. .....................................       13,800         622,794
  UnionBanCal Corp. ........................................       16,800         638,400
  US Bancorp................................................       55,796       1,167,810
  Wachovia Corp. ...........................................       46,500       1,458,240
  Washington Federal, Inc. .................................        5,980         154,164
  Wells Fargo Co. ..........................................       15,600         677,820
                                                                             ------------
                                                                               17,394,060
                                                                             ------------
Beverages -- 0.1%
  Anheuser-Busch Cos. Inc. .................................        6,800         307,428
                                                                             ------------
Broadcasting & Publishing -- 0.7%
  Banta Corp. ..............................................       15,500         457,560
  *Crown Media Holdings, Inc., Class A......................       29,704         335,358
  Donnelley (R.R.) & Sons Co. ..............................       18,200         540,358
  *Viacom, Inc., Class B....................................        2,000          88,300
                                                                             ------------
                                                                                1,421,576
                                                                             ------------
Building & Building Services -- 0.1%
  *Willbros Group, Inc. ....................................       19,300         308,800
                                                                             ------------
Building & Building Supplies -- 1.3%
  Centex Corp. .............................................       12,100         690,789
  *Champion Enterprises, Inc. ..............................       24,600         302,826
  Clayton Homes, Inc. ......................................       21,300         364,230
  *Dycom Industries, Inc. ..................................       19,900         332,529
  *NCI Building Systems, Inc. ..............................       15,100         267,270
  Texas Industries, Inc. ...................................       13,000         479,700
  York International Corp. .................................       10,300         392,739
                                                                             ------------
                                                                                2,830,083
                                                                             ------------
Business & Consumer Services -- 1.5%
  *Aeroflex, Inc. ..........................................       32,527         615,736
  *Black Box Corp. .........................................        2,900         153,352
  *CDI Corp. ...............................................       15,600         296,400
  Electronic Data Systems Corp. ............................       12,900         884,295
  *Imagistics International, Inc. ..........................        1,200          14,820
  *MAXIMUS, Inc. ...........................................        7,500         315,450
  Modis Professional Services, Inc..........................       44,400         317,016
  Pemstar, Inc. ............................................        1,035          12,420

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services (Continued)
  *Priceline.com, Inc. .....................................       25,300    $    147,246
  *webMethods, Inc. ........................................       19,600         328,496
                                                                             ------------
                                                                                3,085,231
                                                                             ------------
Business Equipment -- 0.3%
  *Lexmark International Group, Inc., Class A...............        9,300         548,700
                                                                             ------------
Chemicals & Allied Products -- 4.6%
  Albemarle Corp. ..........................................       10,000         240,000
  Ashland, Inc. ............................................       13,600         626,688
  Cabot Corp. ..............................................       17,400         621,180
  Crompton Corp. ...........................................       33,400         300,600
  *Cytec Industries, Inc. ..................................       14,900         402,300
  Dow Chemical Co. .........................................       29,800       1,006,644
  DuPont (E.I.) de Nemours & Co. ...........................       13,900         590,889
  Eastman Chemical Co. .....................................       11,800         460,436
  *FMC Corp. ...............................................        7,100         422,450
  Ferro Corp. ..............................................       15,300         394,740
  *Hercules, Inc. ..........................................       24,500         245,000
  Lubrizol Corp. ...........................................       13,900         487,751
  Millennium Chemicals, Inc. ...............................       15,200         191,520
  Pharmacia Corp. ..........................................       61,200       2,610,180
  Praxair, Inc. ............................................       13,700         756,925
  Spartech Corp. ...........................................       17,600         361,680
                                                                             ------------
                                                                                9,718,983
                                                                             ------------
Communications -- 9.7%
  *Amdocs Ltd. .............................................       15,400         523,138
  *Andrew Corp. ............................................        8,400         183,876
  *AOL Time Warner, Inc. ...................................       95,100       3,052,710
  AT&T Corp. ...............................................       27,500         498,850
  *AT&T Wireless Services, Inc. ............................      103,200       1,482,984
  BellSouth Corp. ..........................................       17,700         675,255
  *CNET Networks, Inc. .....................................       41,600         373,152
  *Comcast Corp., Special Class A Non-Voting................       51,600       1,857,600
  *Covad Communications Group, Inc. ........................       88,900         254,254
  *Cumulus Media, Inc., Class A.............................       16,600         268,588
  *EarthLink, Inc. .........................................       26,100         317,637
  *Entercom Communications Corp. ...........................       11,336         566,800
  *Entravision Communications Corp. ........................       32,900         393,155
  *Liberty Media Corp., Series A............................      189,100       2,647,400
  Nokia Corp. ADR...........................................       71,400       1,751,442
  *Radio One, Inc. .........................................       26,700         493,149
  SBC Communications, Inc. .................................       43,800       1,715,646

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  Sprint Corp. .............................................       32,600    $    654,608
  Verizon Communications....................................       33,700       1,599,402
  *WorldCom, Inc. ..........................................       76,500       1,077,120
                                                                             ------------
                                                                               20,386,766
                                                                             ------------
Computers -- 3.7%
  *Cisco Systems, Inc. .....................................      144,300       2,613,273
  *Dell Computer Corp. .....................................       43,200       1,174,176
  Hewlett Packard Co. ......................................        9,000         184,860
  International Business Machines Corp. ....................        2,500         302,400
  *Juniper Networks, Inc. ..................................       28,800         545,760
  *Legato Systems, Inc. ....................................       26,400         342,408
  *Quantum Corp. - DLT & Storage Systems Group..............       32,100         316,185
  *Redback Networks, Inc. ..................................       75,600         298,620
  Siebel Systems, Inc. .....................................        7,900         221,042
  *Veritas Software Corp. ..................................       38,100       1,708,023
                                                                             ------------
                                                                                7,706,747
                                                                             ------------
Consumer Products -- 1.5%
  Briggs & Stratton Corp. ..................................        5,700         243,390
  Fortune Brands, Inc. .....................................       17,600         696,784
  Newell Rubbermaid, Inc. ..................................       20,900         576,213
  Procter & Gamble Co. .....................................       10,400         822,952
  Whirlpool Corp. ..........................................       10,100         740,633
                                                                             ------------
                                                                                3,079,972
                                                                             ------------
Containers -- 0.3%
  Bemis Co., Inc. ..........................................       14,200         698,356
                                                                             ------------
Cosmetics and Toiletries -- 0.8%
  Colgate-Palmolive Co. ....................................       27,900       1,611,225
                                                                             ------------
Drugs & Health Care -- 8.4%
  Abbott Laboratories.......................................        3,600         200,700
  Aetna, Inc. ..............................................       15,400         508,046
  American Home Products Corp. .............................       21,000       1,288,560
  Becton, Dickinson & Co. ..................................        6,900         228,735
  Bristol-Myers Squibb Co. .................................        7,200         367,200
  Cardinal Health, Inc. ....................................       43,150       2,790,079
  *Health Management Associates, Inc., Class A..............       55,700       1,024,880
  *Health Net, Inc. ........................................       14,900         324,522
  *Humana, Inc. ............................................       22,500         265,275
  Johnson & Johnson.........................................       53,400       3,155,940
  Merck & Co., Inc. ........................................       12,300         723,240
  Pfizer, Inc...............................................      100,100       3,988,985
  *Priority Healthcare Corp., Class B.......................        9,400         330,786

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  *RehabCare Group, Inc. ...................................        8,800    $    260,480
  Schering Plough Corp. ....................................       33,500       1,199,635
  Select Medical Corp. .....................................       23,600         379,488
  *Tenet Healthcare Corp. ..................................        9,800         575,456
                                                                             ------------
                                                                               17,612,007
                                                                             ------------
Electrical Equipment -- 0.2%
  Hubbell, Inc., Class B....................................       11,800         346,684
                                                                             ------------
Electronics -- 3.7%
  Avnet, Inc. ..............................................        2,900          73,863
  CTS Corp. ................................................        9,200         146,280
  *Flextronics International Ltd. ..........................       77,300       1,854,427
  General Electric Co. .....................................       85,500       3,426,840
  Harman International Industries, Inc. ....................       11,700         527,670
  Johnson Controls, Inc. ...................................        2,100         169,575
  *Solectron Corp. .........................................      102,000       1,150,560
  Thomas & Betts Corp. .....................................       15,400         325,710
                                                                             ------------
                                                                                7,674,925
                                                                             ------------
Energy -- 0.7%
  *AES Corp. ...............................................       35,900         586,965
  Peabody Energy Corp. .....................................       11,000         310,090
  Valero Energy Corp. ......................................        6,400         243,968
  Western Resources, Inc. ..................................       15,600         268,320
                                                                             ------------
                                                                                1,409,343
                                                                             ------------
Entertainment -- 0.3%
  *AMC Entertainment, Inc. .................................       24,120         289,440
  Walt Disney Co. ..........................................       14,200         294,224
                                                                             ------------
                                                                                  583,664
                                                                             ------------
Finance -- 8.1%
  American Express Co. .....................................        7,200         256,968
  American Financial Holdings, Inc. ........................       10,500         266,805
  Citigroup, Inc. ..........................................      144,500       7,294,360
  FleetBoston Financial Corp. ..............................       31,456       1,148,144
  Household International, Inc. ............................        7,500         434,550
  Lehman Brothers Holdings, Inc. ...........................       10,300         688,040
  MBNA Corp. ...............................................       87,800       3,090,560
  Merrill Lynch & Co., Inc. ................................        5,300         276,236
  Morgan Stanley Dean Witter & Co. .........................       39,700       2,220,818
  Washington Mutual, Inc. ..................................       29,100         951,570
  Waypoint Financial Corp. .................................       18,400         277,472
                                                                             ------------
                                                                               16,905,523
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance - Investment & Other -- 1.4%
  Charter One Financial, Inc. ..............................       21,000    $    570,150
  Fannie Mae................................................       21,300       1,693,350
  Freddie Mac...............................................        9,900         647,460
                                                                             ------------
                                                                                2,910,960
                                                                             ------------
Food & Food Distributors -- 2.4%
  *American Italian Pasta Co. ..............................       11,037         463,885
  Archer-Daniels Midland Co. ...............................       43,050         617,767
  ConAgra, Inc. ............................................       34,500         820,065
  *Krispy Kreme Doughnuts, Inc. ............................        4,100         181,220
  *Kroger Co. ..............................................       50,100       1,045,587
  Sara Lee Corp. ...........................................       28,500         633,555
  Supervalu, Inc. ..........................................       31,400         694,568
  Tyson Foods, Inc. ........................................       42,383         489,524
                                                                             ------------
                                                                                4,946,171
                                                                             ------------
Home Furnishings/Housewares -- 0.8%
  *Furniture Brands International, Inc. ....................        9,900         316,998
  Leggett & Platt, Inc. ....................................       26,000         598,000
  *Mohawk Industries, Inc. .................................       15,900         872,592
                                                                             ------------
                                                                                1,787,590
                                                                             ------------
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       39,900         435,708
                                                                             ------------
Industrial Diversified -- 0.3%
  Sherwin-Williams Co. .....................................       20,400         561,000
                                                                             ------------
Insurance -- 4.7%
  AFLAC, Inc. ..............................................       33,300         817,848
  Allstate Corp. ...........................................       20,100         677,370
  American International Group, Inc. .......................       46,700       3,707,980
  Aon Corp. ................................................       17,000         603,840
  Chubb Corp. ..............................................        8,800         607,200
  Cigna Corp. ..............................................        3,100         287,215
  MBIA, Inc. ...............................................       13,650         732,050
  MetLife, Inc. ............................................       20,400         646,272
  MGIC Investment Corp. ....................................        8,700         536,964
  St. Paul Cos., Inc. ......................................       15,300         672,741
  Torchmark Corp. ..........................................       14,800         582,084
                                                                             ------------
                                                                                9,871,564
                                                                             ------------
Machinery & Heavy Equipment -- 0.1%
  *Joy Global, Inc. ........................................       16,500         277,200
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.4%
  Snap-On, Inc. ............................................       28,300    $    952,578
                                                                             ------------
Manufacturing -- 3.9%
  Acuity Brands, Inc. ......................................       10,700         129,470
  Belden, Inc. .............................................       15,000         353,250
  Clarcor, Inc. ............................................       11,600         314,940
  Cooper Industries, Inc. ..................................       13,600         474,912
  Danaher Corp. ............................................       15,600         940,836
  *Griffon Corp. ...........................................       12,180         182,700
  Hon Industries, Inc. .....................................       14,200         392,630
  *Kemet Corp. .............................................       13,700         243,175
  Minnesota Mining & Manufacturing Co. .....................          700          82,747
  Precision Castparts Corp. ................................       11,900         336,175
  Quanex Corp. .............................................       11,000         311,300
  *Smurfit-Stone Container Corp. ...........................       35,100         560,547
  Standex International Corp. ..............................        7,200         156,600
  Tyco International Ltd. ..................................       62,200       3,663,580
                                                                             ------------
                                                                                8,142,862
                                                                             ------------
Manufacturing Equipment -- 0.0%
  Lawson Products, Inc. ....................................        5,400         140,400
                                                                             ------------
Medical Equipment & Supplies -- 1.0%
  Medtronic, Inc. ..........................................       36,600       1,874,286
  Varian Medical Systems, Inc. .............................        2,200         156,772
                                                                             ------------
                                                                                2,031,058
                                                                             ------------
Office Equipment & Supplies -- 0.3%
  Pitney Bowes, Inc. .......................................       15,000         564,150
                                                                             ------------
Oil & Gas -- 5.2%
  Amerada Hess Corp. .......................................        7,700         481,250
  Baker Hughes, Inc. .......................................       26,400         962,808
  ChevronTexaco Corp. ......................................       14,832       1,329,096
  *Evergreen Resources, Inc. ...............................       11,885         458,880
  Exxon Mobil Corp. ........................................      101,300       3,981,090
  Noble Affiliates, Inc. ...................................       11,400         402,306
  Occidental Petroleum Corp. ...............................       23,600         626,108
  *Patterson-UTI Energy, Inc. ..............................        7,600         177,156
  Phillips Petroleum Co. ...................................       13,200         795,432
  Sunoco, Inc. .............................................       15,900         593,706
  Tom Brown, Inc. ..........................................        7,500         202,575
  Ultramar Diamond Shamrock Corp. ..........................        7,100         351,308
  Vectren Corp. ............................................       21,900         525,162
                                                                             ------------
                                                                               10,886,877
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 0.1%
  *Rowan Cos., Inc. ........................................        8,100    $    156,897
                                                                             ------------
Paper & Forest Products -- 1.1%
  *Buckeye Technologies, Inc. ..............................       20,200         232,300
  Georgia Pacific Corp. ....................................       17,925         494,909
  International Paper Co. ..................................        6,300         254,205
  Louisiana-Pacific Corp. ..................................       26,000         219,440
  Mead Corp. ...............................................       17,850         551,387
  Temple Inland, Inc. ......................................       10,000         567,300
                                                                             ------------
                                                                                2,319,541
                                                                             ------------
Railroads -- 1.0%
  Burlington Northern Santa Fe Corp. .......................       22,100         630,513
  Norfolk Southern Corp. ...................................       38,200         700,206
  Union Pacific Corp., Series A.............................       13,000         741,000
                                                                             ------------
                                                                                2,071,719
                                                                             ------------
Real Estate -- 0.2%
  First Industrial Realty Trust, Inc. ......................        7,000         217,700
  Prentiss Properties Trust.................................        7,400         203,130
                                                                             ------------
                                                                                  420,830
                                                                             ------------
Retail Food Chains -- 0.2%
  *IHOP Corp. ..............................................       14,000         410,200
                                                                             ------------
Retail Merchandising -- 6.9%
  *1-800-Flowers.Com, Inc. .................................       28,100         438,360
  *Ann Taylor Stores Corp. .................................       10,500         367,500
  Casey's General Stores, Inc. .............................       32,900         490,210
  *Federated Department Stores, Inc. .......................       15,800         646,220
  *Hollywood Entertainment Corp. ...........................       39,200         560,168
  Home Depot, Inc. .........................................       55,600       2,836,156
  *Kohls Corp. .............................................       51,300       3,613,572
  May Department Stores Co. ................................        9,700         358,706
  *Pacific Sunwear of California............................       19,700         402,274
  Sears, Roebuck & Co. .....................................       18,500         881,340
  *The Finish Line, Inc., Class A...........................       42,154         644,535
  TJX Cos., Inc. ...........................................       17,300         689,578
  Wal-Mart Stores, Inc. ....................................       23,600       1,358,180
  Walgreen Co. .............................................       26,500         891,990
  *West Marine, Inc. .......................................       19,980         293,506
                                                                             ------------
                                                                               14,472,295
                                                                             ------------
Semiconductors -- 2.5%
  *Alpha Industries, Inc. ..................................       13,400         292,120
  *Altera Corp. ............................................       70,200       1,489,644

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors (Continued)
  *Applied Micro Circuits Corp. ............................       18,300    $    207,156
  *Axcelis Technologies, Inc. ..............................       11,400         146,946
  *Cypress Semiconductor Corp. .............................       15,500         308,915
  Intel Corp. ..............................................       53,600       1,685,720
  *Micron Technology, Inc. .................................       31,300         970,300
  *Zoran Corp. .............................................        4,500         146,880
                                                                             ------------
                                                                                5,247,681
                                                                             ------------
Software -- 2.4%
  *3DO Co. .................................................       24,413          50,779
  *BEA Systems, Inc. .......................................       19,600         301,840
  *Inktomi Corp. ...........................................       78,854         529,110
  *Microsoft Corp. .........................................       54,000       3,577,500
  *MSC Software Corp. ......................................       10,800         168,480
  *Red Hat, Inc. ...........................................       56,623         402,023
  *Take-Two Interactive Software, Inc. .....................        5,146          83,211
                                                                             ------------
                                                                                5,112,943
                                                                             ------------
Technology -- 0.6%
  *Ingram Micro, Inc., Class A..............................       33,200         575,024
  *Tech Data Corp...........................................       14,300         618,904
                                                                             ------------
                                                                                1,193,928
                                                                             ------------
Tobacco -- 0.7%
  Philip Morris Cos., Inc...................................       31,000       1,421,350
                                                                             ------------
Utilities -- 2.0%
  Ameren Corp. .............................................       13,200         558,360
  American Electric Power Co. ..............................       17,500         761,775
  *Chesapeake Energy Corp. .................................       25,100         165,911
  Cinergy Corp. ............................................       17,000         568,310
  CMS Energy Corp. .........................................       17,500         420,525
  Consolidated Edison, Inc. ................................       18,700         754,732
  Massey Energy Co. ........................................        7,600         157,548
  Xcel Energy, Inc. ........................................       26,600         737,884
                                                                             ------------
                                                                                4,125,045
                                                                             ------------
    TOTAL COMMON STOCK (COST $215,011,122)..................                  204,195,993
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.0%
  BlackRock Provident Institutional Funds -- TempCash.......    3,114,098    $  3,114,098
  BlackRock Provident Institutional Funds -- TempFund.......    3,114,099       3,114,099
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,228,197)..........                    6,228,197
                                                                             ------------
    TOTAL INVESTMENTS -- 100.6% (COST $221,239,319).........                  210,424,190
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%.............                   (1,163,488)
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $14.94 per share based on 14,006,295 shares
    of capital stock outstanding)...........................                 $209,260,702
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($209,260,702/14,006,295 shares outstanding)..............                 $      14.94
                                                                             ============

ADR: American Depositary Receipt
*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the All Pro Large Cap Growth Portfolio for the year 2001 was -21.70%. This performance slightly lagged the -20.37% return of the Wilshire Large Growth Index, our benchmark index.

     The following two sub-advisers perform the day-to-day management of the Portfolio and possess a large cap growth orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Geewax Terker & Co.                                                 50%
Alliance Capital                                                    50%
                                                                   ---
Total Portfolio                                                    100%

     Clearly 2001 was another disappointing year for large cap growth investing in particular, and the stock market in general. Earnings expectations for growth stocks rapidly diminished during the year as hopes for a swift recovery in the economy dissipated. Expected earnings growth of 11% at the beginning of the year for companies within the Wilshire Large Growth Index gave way to the somber reality of negative double-digit earnings decline. 2001 returns for the S&P 500 and the Wilshire 5000, two measures of the broad market, were also down 11.9% and 11%, respectively.

     Year-to-date the under-performance of the Portfolio relative to its benchmark can be attributed primarily to its sector positioning. For the year, individual stock selection and trading decisions were strong, but could not completely offset the under-performance due to sector positioning.

     Fortunately for growth investors the fourth quarter of 2001 witnessed a long awaited rebound of growth stocks in particular. Your portfolio advanced almost 13%. However, the Portfolio's sector positioning -- technology underweight and finance overweight, proved costly in the final quarter.

     Fortunately, monetary and fiscal policies are working in tandem to stimulate the U.S. economy. We believe most of the near term growth concerns facing the economy are cyclical, rather than structural in nature. Investor expectations have become more realistic for both economic growth and expected equity returns.

     The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Drugs and Health Care                                         16.5%
Retail Merchandising                                           9.2%
Communications                                                 8.8%
Computers                                                      8.2%
Finance-Investment & Other                                     6.9%
Finance                                                        6.8%
Electronics                                                    6.0%

     We look forward to your continued support.

Sarah C. Lange, CFA
President

MARKET STREET FUND

[All Pro Large Cap Growth Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start*                                                                    10000.00                           10000.00
98                                                                        11770.00                           12073.00
99                                                                        14774.00                           16266.00
00                                                                        11967.00                           12203.00
01                                                                         9370.00                            9717.00

        Average Annual Total Return
--------------------------------------------
                                    Since
1 Year     5 Year     10 Year     Inception*
------     ------     -------     ----------
-21.70%     n/a         n/a          -1/76%

Past Performance is not predictive of future performance.


+ The Wilshire Large Growth Index is a market weighted index that includes securities from the largest 750 stocks in the Wilshire 5000 equity universe.

* Inception date was May 4, 1998

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
Aerospace & Defense -- 0.2%
  General Dynamics Corp. ...................................        830    $    66,101
                                                                           -----------
Automotive & Equipment -- 1.9%
  *AutoZone, Inc. ..........................................        910         65,338
  Harley-Davidson, Inc. ....................................     12,610        684,849
                                                                           -----------
                                                                               750,187
                                                                           -----------
Banks -- 1.5%
  Bank One Corp. ...........................................      3,900        152,295
  J.P. Morgan Chase & Co. ..................................      9,900        359,865
  Synovus Financial Corp. ..................................      2,550         63,877
                                                                           -----------
                                                                               576,037
                                                                           -----------
Beverages -- 2.0%
  Anheuser-Busch Cos., Inc. ................................      1,500         67,815
  PepsiCo, Inc. ............................................     14,770        719,151
                                                                           -----------
                                                                               786,966
                                                                           -----------
Building & Building Supplies -- 0.2%
  Pulte Corp. ..............................................      1,360         60,751
                                                                           -----------
Business & Consumer Services -- 2.8%
  *Apollo Group, Inc........................................      1,430         64,364
  *BISYS Group, Inc.........................................        470         30,075
  *Cendant Corp.............................................      7,470        146,487
  *Concord EFS, Inc. .......................................      4,860        159,311
  *eBay, Inc. ..............................................      2,850        190,665
  Electronic Data Systems Corp. ............................      4,800        329,040
  *Exult, Inc. .............................................      1,060         17,013
  Omnicom Group, Inc. ......................................      1,690        151,001
  *Riverstone Networks, Inc. ...............................      2,465         40,919
                                                                           -----------
                                                                             1,128,875
                                                                           -----------
Chemicals & Allied Products -- 1.5%
  Pharmacia Corp. ..........................................     13,589        579,571
  Valspar Corp. ............................................        560         22,176
                                                                           -----------
                                                                               601,747
                                                                           -----------
Communications -- 8.8%
  *Amdocs Ltd. .............................................      3,400        115,498
  *AOL Time Warner, Inc. ...................................     42,290      1,357,509
  *AT&T Wireless Services, Inc. ............................     21,000        301,770
  *Comcast Corp., Special Class A Non-Voting................     10,900        392,400
  *Enterasys Networks, Inc. ................................      2,980         26,373
  Harris Corp. .............................................      2,410         73,529

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  *L-3 Communications Corp. ................................        900    $    81,000
  *Liberty Media Corp., Series A............................     45,210        632,940
  Nokia Corp. ADR...........................................     15,200        372,856
  Verizon Communications....................................      3,040        144,278
                                                                           -----------
                                                                             3,498,153
                                                                           -----------
Computers -- 8.2%
  *Cisco Systems, Inc. .....................................     56,850      1,029,554
  *Dell Computer Corp. .....................................     25,370        689,557
  International Business Machines Corp. ....................      8,090        978,566
  *Juniper Networks, Inc. ..................................      5,900        111,805
  Siebel Systems, Inc. .....................................      1,800         50,364
  *Veritas Software Corp. ..................................      8,600        385,538
                                                                           -----------
                                                                             3,245,384
                                                                           -----------
Cosmetics and Toiletries -- 0.9%
  Colgate-Palmolive Co. ....................................      6,300        363,825
                                                                           -----------
Drugs & Health Care -- 16.5%
  Abbott Laboratories.......................................      6,930        386,348
  *AdvancePCS...............................................        820         24,067
  American Home Products Corp. .............................      5,000        306,800
  Amerisource Bergen Corp. .................................      4,064        258,267
  Baxter International, Inc. ...............................      3,200        171,616
  Cardinal Health, Inc. ....................................      9,350        604,571
  *Cephalon, Inc. ..........................................        360         27,211
  Eli Lilly & Co. ..........................................      1,200         94,248
  *Express Scripts, Inc., Class A...........................      1,220         57,047
  *Forest Laboratories, Inc. ...............................      2,550        208,973
  *Health Management Associates, Inc., Class A..............     15,020        276,368
  *HealthSouth Corp. .......................................      4,820         71,432
  *IVAX Corp. ..............................................      4,330         87,206
  Johnson & Johnson.........................................     28,024      1,656,218
  McKesson HBOC, Inc. ......................................      1,490         55,726
  Pfizer, Inc. .............................................     39,400      1,570,090
  Schering Plough Corp. ....................................      7,600        272,156
  *Tenet Healthcare Corp. ..................................      2,100        123,312
  UnitedHealth Group, Inc. .................................      2,430        171,971
  *Universal Health Services, Inc., Class B.................        870         37,219
  *Wellpoint Health Networks, Inc. .........................        580         67,773
                                                                           -----------
                                                                             6,528,619
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 6.0%
  *Flextronics International Ltd. ..........................     17,100    $   410,229
  General Electric Co. .....................................     42,850      1,717,428
  *Solectron Corp. .........................................     21,975        247,878
                                                                           -----------
                                                                             2,375,535
                                                                           -----------
Energy -- 0.3%
  *AES Corp. ...............................................      7,800        127,530
                                                                           -----------
Finance -- 6.8%
  Capital One Financial Corp. ..............................      1,090         58,806
  *Certegy, Inc. ...........................................        795         27,205
  Citigroup, Inc. ..........................................     19,773        998,141
  Countrywide Credit Industries, Inc. ......................        810         33,186
  H & R Block, Inc. ........................................      2,530        113,091
  MBNA Corp. ...............................................     25,840        909,568
  Metris Cos., Inc. ........................................        430         11,055
  Morgan Stanley Dean Witter & Co. .........................      7,100        397,174
  USA Education, Inc. ......................................      1,760        147,875
                                                                           -----------
                                                                             2,696,101
                                                                           -----------
Finance - Investment & Other -- 6.9%
  Eaton Vance Corp. ........................................        640         22,752
  Fannie Mae................................................      5,320        422,940
  Freddie Mac...............................................      7,400        483,960
  *Investment Technology Group, Inc. .......................      1,275         49,814
  iShares S&P 400 Mid Cap Fund..............................      6,400        729,280
  iShares Trust Russell 1000 Growth Index Fund..............     17,450        888,903
  *Nasdaq-100 Shares........................................        620         24,124
  Standard & Poor's Mid-Cap 400 Depositary Receipts.........      1,400        129,920
                                                                           -----------
                                                                             2,751,693
                                                                           -----------
Food & Food Distributors -- 1.0%
  *Kroger Co. ..............................................     10,700        223,309
  McCormick & Co., Inc. ....................................      1,420         59,597
  Sysco Corp. ..............................................      4,190        109,862
                                                                           -----------
                                                                               392,768
                                                                           -----------
Insurance -- 4.6%
  AFLAC, Inc. ..............................................      6,800        167,008
  American International Group, Inc. .......................     19,340      1,535,596
  Gallagher (Arthur J.) & Co. ..............................      2,550         87,950
  MBIA, Inc. ...............................................        745         39,954
                                                                           -----------
                                                                             1,830,508
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.2%
  *Mettler-Toledo International, Inc. ......................      1,370    $    71,035
                                                                           -----------
Manufacturing -- 2.5%
  Danaher Corp. ............................................      3,500        211,085
  Tyco International Ltd. ..................................     13,600        801,040
                                                                           -----------
                                                                             1,012,125
                                                                           -----------
Medical & Medical Services -- 1.3%
  *Community Health Systems, Inc. ..........................      3,600         91,800
  *DaVita, Inc. ............................................      1,410         34,475
  *First Health Group Corp. ................................      2,450         60,613
  *Inhale Therapeutic Systems, Inc. ........................        580         10,759
  Mylan Laboratories, Inc. .................................      3,260        122,250
  Omnicare, Inc. ...........................................      3,310         82,353
  *Orthodontic Centers of America, Inc. ....................      1,990         60,695
  *Patterson Dental Co. ....................................      1,720         70,400
                                                                           -----------
                                                                               533,345
                                                                           -----------
Medical Equipment & Supplies -- 1.6%
  *Apogent Technologies, Inc. ..............................      1,560         40,248
  *Cytyc Corp. .............................................      1,770         46,197
  Genzyme Corp. ............................................      1,090         65,247
  *Invitrogen Corp. ........................................        720         44,590
  Medtronic, Inc. ..........................................      8,200        419,922
  *Viasys Healthcare, Inc. .................................         26            525
                                                                           -----------
                                                                               616,729
                                                                           -----------
Medical Instruments -- 0.6%
  Beckman Coulter, Inc. ....................................      2,090         92,587
  Biomet, Inc. .............................................      1,240         38,316
  *St. Jude Medical, Inc. ..................................      1,270         98,616
                                                                           -----------
                                                                               229,519
                                                                           -----------
Oil & Gas -- 0.8%
  Anadarko Petroleum Corp. .................................        740         42,069
  Baker Hughes, Inc. .......................................      5,500        200,585
  ChevronTexaco Corp. ......................................        450         40,325
  XTO Energy, Inc. .........................................      1,970         34,475
                                                                           -----------
                                                                               317,454
                                                                           -----------
Oil Equipment & Services -- 0.1%
  *Hanover Compressor Co. ..................................      1,950         49,257
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 9.2%
  *Barnes & Noble, Inc. ....................................        380    $    11,248
  *Bed, Bath & Beyond, Inc. ................................      3,390        114,921
  *BJ's Wholesale Club, Inc. ...............................      1,800         79,380
  Home Depot, Inc. .........................................     21,120      1,077,331
  *Kohls Corp. .............................................     12,960        912,902
  Wal-Mart Stores, Inc. ....................................     21,520      1,238,476
  Walgreen Co. .............................................      5,500        185,130
  *Williams-Sonoma, Inc. ...................................        840         36,036
                                                                           -----------
                                                                             3,655,424
                                                                           -----------
Semiconductors -- 5.1%
  *Altera Corp. ............................................     15,800        335,276
  *Applied Micro Circuits Corp. ............................      4,300         48,676
  Intel Corp. ..............................................     40,260      1,266,177
  *Intersil Holding Corp. ..................................      1,740         56,115
  *Microchip Technology, Inc. ..............................      3,000        116,220
  *Micron Technology, Inc. .................................      7,000        217,000
                                                                           -----------
                                                                             2,039,464
                                                                           -----------
Software -- 5.0%
  *Advent Software, Inc. ...................................      1,300         64,935
  *BEA Systems, Inc. .......................................      4,000         61,600
  *International Game Technology, Inc. .....................      1,880        128,404
  *Microsoft Corp. .........................................     25,970      1,720,513
                                                                           -----------
                                                                             1,975,452
                                                                           -----------
Steel -- 0.1%
  *Shaw Group, Inc. ........................................      1,130         26,555
                                                                           -----------
Tobacco -- 0.5%
  Philip Morris Cos., Inc. .................................      3,350        153,598
  UST, Inc. ................................................        820         28,700
                                                                           -----------
                                                                               182,298
                                                                           -----------
Transportation -- 0.1%
  Robinson (C.H.) Worldwide, Inc. ..........................      1,290         37,300
                                                                           -----------
Utilities -- 0.3%
  Duke Energy Corp. ........................................      2,940        115,424
                                                                           -----------
    TOTAL COMMON STOCK (COST $42,277,335)...................                38,642,161
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.4%
  BlackRock Provident Institutional Funds -- TempCash.......    883,125    $   883,125
  BlackRock Provident Institutional Funds -- TempFund.......    883,123        883,123
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,766,248)..........                 1,766,248
                                                                           -----------
    TOTAL INVESTMENTS -- 101.9% (COST $44,043,584)..........                40,408,409
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9)%.............                  (757,458)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.00 per share based on 4,406,946 shares
    of capital stock outstanding)...........................               $39,650,951
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($39,650,951/4,406,946 shares outstanding)................               $      9.00
                                                                           ===========

ADR: American Depositary Receipt
*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the All Pro Large Cap Value Portfolio for the year 2001 was -0.74%. This performance substantially exceeded the -8.18% return of the Wilshire Large Value Index, our benchmark index.

     The Portfolio's return stands in sharp contrast to the severely negative returns of large cap growth managers. Value-style investing continued for a second year in a row to outperform growth-style investing, as investors became more defensive in the face of a slowing economy. The Wilshire Large Value Index easily outperformed the Wilshire Large Growth Index, which was down over 20%. The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms possess a proven large cap value orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Mellon Equity Advisors                                              50%
Sanford C. Bernstein & Co., LLC                                     50%
                                                                   ---
Total Portfolio                                                    100%

     Since last year, the Portfolio has surpassed its benchmark due to Sanford
C. Bernstein. Bernstein's moderate bias to deep value names has served the Portfolio extremely well. Bernstein's portion of the Portfolio was up almost 6% for the year. The Portfolio's out-performance for the year is due to superior individual stock selection exhibited by both sub-advisers across many sectors.

     The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Banks                                                         13.1%
Finance                                                       10.1%
Oil & Gas                                                      9.3%
Communications                                                 9.1%

     The economic recovery that was expected to occur in the second half of 2001, has now been pushed out to the second half of 2002. In the last two years stock valuations have once again taken center stage as investors have had to dig deep in order to find companies at reasonable multiples with sustainable earnings. Though we expect volatility to persist, we believe that ample opportunity remains to deliver strong relative returns through value-based stock selection. Going forward, we believe that research-driven stock selection should become even more important than it has been in the recent past. We look forward to your continued support.

Sarah C. Lange, CFA
President

MARKET STREET FUND
[All Pro Large Cap Value Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start*                                                                    10000.00                           10000.00
98                                                                         9900.00                           10065.00
99                                                                        10048.00                           10897.00
00                                                                        10223.00                           11015.00
01                                                                        10148.00                           10114.00

        Average Annual Total Return
--------------------------------------------
                                    Since
1 Year     5 Year     10 Year     Inception*
------     ------     -------     ----------
-0.74%      n/a        n/a          0.40%

Past performance is not predictive of future performance.

+ The Wilshire Large Value Index, is a market weighted index that includes securities from the largest 750 stocks in the Wilshire 5000 equity universe.

* Inception date was May 4, 1998

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 96.6%
Aerospace & Defense -- 1.4%
  Boeing Co. ...............................................      4,800    $   186,144
  General Dynamics Corp. ...................................      1,400        111,496
  Goodrich (B.F.) Co. ......................................      4,300        114,466
  United Technologies Corp. ................................      2,023        130,746
                                                                           -----------
                                                                               542,852
                                                                           -----------
Airlines -- 0.2%
  Southwest Airlines Co. ...................................      3,700         68,376
                                                                           -----------
Apparel -- 0.9%
  *Jones Apparel Group, Inc. ...............................      3,100        102,827
  Liz Claiborne, Inc. ......................................      1,800         89,550
  Nike, Inc., Class B.......................................      1,900        106,856
  VF Corp. .................................................      1,700         66,317
                                                                           -----------
                                                                               365,550
                                                                           -----------
Appliances -- 0.2%
  Black & Decker Corp.......................................      2,100         79,233
                                                                           -----------
Automobiles -- 0.5%
  Ford Motor Co. ...........................................      7,091        111,471
  General Motors Corp. .....................................      1,800         87,480
                                                                           -----------
                                                                               198,951
                                                                           -----------
Automotive & Equipment -- 2.2%
  Autoliv, Inc. ............................................      3,600         73,116
  *AutoZone, Inc. ..........................................        800         57,440
  Cooper Tire & Rubber Co. .................................        250          3,990
  Dana Corp. ...............................................      2,200         30,536
  Delphi Automotive Systems Corp. ..........................      7,100         96,986
  Genuine Parts Co. ........................................      3,300        121,110
  Goodyear Tire & Rubber Co. ...............................      3,400         80,954
  *Lear Corp. ..............................................      2,300         87,722
  Magna International, Inc. ................................      1,400         88,858
  Paccar, Inc. .............................................      1,900        124,678
  TRW, Inc..................................................      2,200         81,488
                                                                           -----------
                                                                               846,878
                                                                           -----------
Banks -- 13.1%
  AmSouth Bancorp...........................................     11,700        221,130
  Bank of America Corp. ....................................     14,917        939,025
  Bank of New York Co., Inc. ...............................      3,100        126,480
  Bank One Corp. ...........................................      6,400        249,920
  Comerica, Inc. ...........................................      2,400        137,520

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  First Tennessee National Corp. ...........................      2,400    $    87,024
  Golden West Financial Corp. ..............................      1,900        111,815
  Huntington Bancshares, Inc. ..............................      6,400        110,016
  J.P. Morgan Chase & Co. ..................................     10,720        389,672
  KeyCorp...................................................      5,500        133,870
  National City Corp. ......................................     10,500        307,020
  North Fork Bancorp, Inc. .................................      4,900        156,751
  Regions Financial Corp. ..................................      3,900        116,766
  SouthTrust Corp. .........................................     10,600        261,502
  SunTrust Banks, Inc. .....................................      1,900        119,130
  Union Planters Corp. .....................................      5,000        225,650
  UnionBanCal Corp. ........................................      3,000        114,000
  US Bancorp................................................     11,213        234,688
  Wachovia Corp. ...........................................     16,200        508,032
  Wells Fargo Co. ..........................................     11,000        477,950
                                                                           -----------
                                                                             5,027,961
                                                                           -----------
Beverages -- 0.2%
  Coca-Cola Enterprises, Inc. ..............................      4,500         85,230
                                                                           -----------
Broadcasting & Publishing -- 2.0%
  American Greetings Corp., Class A.........................        500          6,890
  Donnelley (R.R.) & Sons Co. ..............................      3,200         95,008
  Fox Entertainment Group, Inc. ............................      4,800        127,344
  Gannett, Inc..............................................      1,600        107,568
  ITT Educational Services, Inc.............................      1,500         55,305
  Tribune Co................................................      1,700         63,631
  *USA Networks, Inc........................................      2,800         76,468
  *Viacom, Inc., Class B....................................      5,100        225,165
                                                                           -----------
                                                                               757,379
                                                                           -----------
Building & Building Supplies -- 0.9%
  *Centex Corp. ............................................      2,850        162,706
  Lennar Corp. .............................................      1,700         79,594
  Masco Corp. ..............................................      4,800        117,600
                                                                           -----------
                                                                               359,900
                                                                           -----------
Business & Consumer Services -- 0.6%
  *Electronic Data Systems Corp. ...........................      3,200        219,360
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products -- 3.5%
  Air Products & Chemicals, Inc. ...........................      2,800    $   131,348
  Ashland, Inc. ............................................      2,150         99,072
  Cabot Corp. ..............................................        500         17,850
  Dow Chemical Co. .........................................      5,961        201,363
  DuPont (E.I.) de Nemours & Co. ...........................      6,600        280,566
  Eastman Chemical Co. .....................................      1,100         42,922
  Engelhard Corp. ..........................................      3,200         88,576
  *FMC Corp. ...............................................      2,450        145,775
  *Hercules, Inc. ..........................................      4,300         43,000
  *Lubrizol Corp. ..........................................      2,150         75,443
  *Millennium Chemicals, Inc. ..............................      2,300         28,980
  *Praxair, Inc. ...........................................      2,200        121,550
  *Sigma Aldrich Corp. .....................................      1,900         74,879
                                                                           -----------
                                                                             1,351,324
                                                                           -----------
Communications -- 9.1%
  ALLTEL Corp. .............................................        900         55,557
  *AOL Time Warner, Inc. ...................................      2,900         93,090
  AT&T Corp. ...............................................     26,500        480,710
  *AT&T Wireless Services, Inc. ............................      4,300         61,791
  BellSouth Corp. ..........................................      7,000        267,050
  *Comcast Corp., Special Class A Non-Voting................        400         14,400
  *L-3 Communications Corp. ................................        900         81,000
  *Liberty Media Corp., Series A............................     12,900        180,600
  Nortel Networks Corp. ....................................      3,000         22,500
  SBC Communications, Inc. .................................     19,066        746,815
  Sprint Corp. .............................................      6,800        136,544
  *Tellabs, Inc. ...........................................      5,900         88,264
  *Univision Communications, Inc., Class A .................      1,400         56,644
  Verizon Communications....................................     15,964        757,651
  *WorldCom, Inc. ..........................................     32,100        451,968
                                                                           -----------
                                                                             3,494,584
                                                                           -----------
Computers -- 2.7%
  *Adaptec, Inc. ...........................................        800         11,600
  *Apple Computer, Inc. ....................................      5,100        111,690
  Hewlett Packard Co. ......................................     17,450        358,423
  International Business Machines Corp. ....................      3,100        374,976

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers (Continued)
  *NCR Corp. ...............................................      1,900    $    70,034
  *Quantum Corp. - DLT & Storage Systems Group..............      5,600         55,160
  *Vishay Intertechnology, Inc. ............................      2,200         42,900
                                                                           -----------
                                                                             1,024,783
                                                                           -----------
Consumer Products -- 2.8%
  Briggs & Stratton Corp. ..................................        775         33,092
  *Clorox Co. ..............................................      1,900         75,145
  Fortune Brands, Inc. .....................................      5,300        209,827
  Kimberly-Clark Corp. .....................................      3,200        191,360
  Newell Rubbermaid, Inc. ..................................      3,900        107,523
  *Procter & Gamble Co. ....................................      4,575        362,020
  Whirlpool Corp. ..........................................      1,550        113,662
                                                                           -----------
                                                                             1,092,629
                                                                           -----------
Containers -- 0.4%
  Bemis Co., Inc. ..........................................        800         39,344
  *Owens-Illinois, Inc. ....................................      1,200         11,988
  Sonoco Products Co. ......................................      3,600         95,688
                                                                           -----------
                                                                               147,020
                                                                           -----------
Drugs & Health Care -- 4.3%
  Abbott Laboratories.......................................      6,400        356,800
  Aetna, Inc. ..............................................        600         19,794
  Becton, Dickinson & Co. ..................................      1,100         36,465
  Bristol-Myers Squibb Co. .................................      3,850        196,350
  Cardinal Health, Inc. ....................................        750         48,495
  *Health Net, Inc. ........................................      4,600        100,188
  IMS Health, Inc. .........................................      1,800         35,118
  Johnson & Johnson.........................................      4,800        283,680
  Merck & Co., Inc. ........................................      5,750        338,100
  *Tenet Healthcare Corp. ..................................      3,200        187,904
  Wellpoint Health Networks, Inc. ..........................        600         70,110
                                                                           -----------
                                                                             1,673,004
                                                                           -----------
Electrical Equipment -- 0.1%
  Hubbell, Inc., Class B....................................      1,900         55,822
                                                                           -----------
Electronics -- 1.4%
  *Arrow Electronics, Inc. .................................      3,700        110,630
  Avnet, Inc. ..............................................      4,200        106,974
  Johnson Controls, Inc. ...................................        700         56,525
  Motorola, Inc. ...........................................      6,100         91,622

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics (Continued)
  Rockwell International Corp. .............................      5,300    $    94,658
  *Solectron Corp. .........................................      6,300         71,064
  Thomas & Betts Corp. .....................................        450          9,518
                                                                           -----------
                                                                               540,991
                                                                           -----------
Energy -- 1.2%
  CONSOL Energy, Inc. ......................................      2,600         64,584
  DTE Energy Co. ...........................................      2,700        113,238
  *Mirant Corp. ............................................      3,300         52,866
  Potomac Electric Power Co. ...............................      1,700         38,369
  Royal Dutch Petroleum Co. ................................        500         24,510
  Valero Energy Corp. ......................................      3,100        118,172
  Western Resources, Inc. ..................................      2,800         48,160
                                                                           -----------
                                                                               459,899
                                                                           -----------
Entertainment -- 0.1%
  Walt Disney Co. ..........................................      2,225         46,102
                                                                           -----------
Finance -- 10.1%
  Ambac Financial Group, Inc. ..............................      2,700        156,222
  American Express Co. .....................................      1,300         46,397
  Citigroup, Inc. ..........................................     32,832      1,657,359
  Countrywide Credit Industries, Inc. ......................      3,700        151,589
  FleetBoston Financial Corp. ..............................      5,826        212,649
  GreenPoint Financial Corp. ...............................      2,400         85,800
  Household International, Inc. ............................      5,500        318,670
  Lehman Brothers Holdings, Inc. ...........................      4,250        283,900
  MBNA Corp. ...............................................      1,900         66,880
  Merrill Lynch & Co., Inc. ................................      4,000        208,480
  Morgan Stanley Dean Witter & Co. .........................      4,150        232,151
  State Street Corp. .......................................      2,300        120,175
  Washington Mutual, Inc. ..................................     10,775        352,343
                                                                           -----------
                                                                             3,892,615
                                                                           -----------
Finance - Investment & Other -- 2.8%
  Charter One Financial, Inc. ..............................      8,668        235,336
  Fannie Mae................................................      8,050        639,975
  Freddie Mac...............................................      2,900        189,660
                                                                           -----------
                                                                             1,064,971
                                                                           -----------
Food & Food Distributors -- 2.9%
  Archer-Daniels Midland Co. ...............................     14,829        212,796
  Brinker International, Inc. ..............................      3,200         95,232
  ConAgra, Inc. ............................................      9,100        216,307

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors (Continued)
  *Dean Foods Co. ..........................................        686    $    46,812
  General Mills, Inc. ......................................      1,900         98,819
  Kellogg Co. ..............................................        600         18,060
  *Kroger Co. ..............................................      3,600         75,132
  Sara Lee Corp. ...........................................      5,800        128,934
  Supervalu, Inc. ..........................................      1,100         24,332
  Tyson Foods, Inc. ........................................     16,609        191,834
                                                                           -----------
                                                                             1,108,258
                                                                           -----------
Home Furnishings/Housewares -- 0.3%
  Leggett & Platt, Inc. ....................................      4,400        101,200
                                                                           -----------
Hotel/Restaurants -- 0.4%
  Hilton Hotels Corp. ......................................      8,500         92,820
  Starwood Hotels & Resorts Worldwide, Inc. ................      2,700         80,595
                                                                           -----------
                                                                               173,415
                                                                           -----------
Industrial Diversified -- 0.5%
  Sherwin-Williams Co. .....................................      4,000        110,000
  *SPX Corp. ...............................................        500         68,450
                                                                           -----------
                                                                               178,450
                                                                           -----------
Insurance -- 5.4%
  Allstate Corp. ...........................................      7,000        235,900
  American International Group, Inc. .......................      4,179        331,813
  Aon Corp. ................................................      2,600         92,352
  Chubb Corp. ..............................................      1,650        113,850
  Cigna Corp. ..............................................      3,200        296,480
  *John Hancock Financial Services, Inc. ...................      2,400         99,120
  Loews Corp. ..............................................      2,700        149,526
  MBIA, Inc. ...............................................        750         40,223
  MetLife, Inc. ............................................      3,800        120,384
  MGIC Investment Corp. ....................................      1,700        104,924
  Radian Group, Inc. .......................................      2,700        115,965
  St. Paul Cos., Inc. ......................................      2,100         92,337
  Torchmark Corp. ..........................................      4,900        192,717
  XL Capital Ltd. ..........................................      1,200        109,632
                                                                           -----------
                                                                             2,095,223
                                                                           -----------
Leisure & Amusements -- 0.1%
  Royal Caribbean Cruises Ltd. .............................      3,200         51,840
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Heavy Equipment -- 0.6%
  Caterpillar, Inc. ........................................      2,700    $   141,075
  Dover Corp. ..............................................      2,800        103,796
                                                                           -----------
                                                                               244,871
                                                                           -----------
Machinery & Instrumentation -- 0.2%
  Snap-On, Inc. ............................................      2,100         70,686
                                                                           -----------
Manufacturing -- 2.7%
  *Acuity Brands, Inc. .....................................      1,700         20,570
  Alcoa, Inc. ..............................................      5,200        184,860
  Cooper Industries, Inc. ..................................      5,000        174,600
  Honeywell International, Inc. ............................      2,300         77,786
  *Kemet Corp. .............................................      2,600         46,150
  Minnesota Mining & Manufacturing Co. .....................        250         29,553
  PPG Industries, Inc. .....................................      5,150        266,358
  *Smurfit-Stone Container Corp. ...........................      6,500        103,805
  Tyco International Ltd. ..................................      2,600        153,140
                                                                           -----------
                                                                             1,056,822
                                                                           -----------
Manufacturing Equipment -- 0.3%
  ITT Industries, Inc. .....................................      2,300        116,150
                                                                           -----------
Oil & Gas -- 9.3%
  Amerada Hess Corp. .......................................      1,050         65,625
  ChevronTexaco Corp. ......................................      9,350        837,854
  Devon Energy Corp. .......................................      1,600         61,840
  Exxon Mobil Corp. ........................................     41,056      1,613,501
  KeySpan Corp. ............................................      2,000         69,300
  *Newfield Exploration Co. ................................      2,800         99,428
  *Noble Drilling Corp. ....................................      1,200         40,848
  Occidental Petroleum Corp. ...............................      4,000        106,120
  Phillips Petroleum Co. ...................................      4,900        295,274
  Sunoco, Inc. .............................................      2,400         89,616
  Teekay Shipping Corp. ....................................      2,200         76,670
  Ultramar Diamond Shamrock Corp. ..........................      2,300        113,804
  Williams Cos., Inc. ......................................      4,700        119,944
                                                                           -----------
                                                                             3,589,824
                                                                           -----------
Paper & Forest Products -- 1.7%
  Boise Cascade Corp. ......................................      2,300         78,223
  Georgia Pacific Corp. ....................................      4,090        112,925
  International Paper Co. ..................................      3,800        153,330
  Louisiana-Pacific Corp. ..................................      4,200         35,448
  Mead Corp. ...............................................      3,000         92,670

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products (Continued)
  Temple Inland, Inc. ......................................        700    $    39,711
  Westvaco Corp. ...........................................      3,400         96,730
  Willamette Industries, Inc. ..............................        800         41,696
                                                                           -----------
                                                                               650,733
                                                                           -----------
Railroads -- 1.2%
  Burlington Northern Santa Fe Corp. .......................      7,000        199,710
  CSX Corp. ................................................      1,500         52,575
  Norfolk Southern Corp. ...................................      5,500        100,815
  Union Pacific Corp., Series A.............................      1,875        106,875
                                                                           -----------
                                                                               459,975
                                                                           -----------
Real Estate -- 0.3%
  Equity Office Properties Trust............................      2,200         66,176
  Equity Residential Properties Trust.......................      1,700         48,807
                                                                           -----------
                                                                               114,983
                                                                           -----------
Restaurants -- 0.6%
  Darden Restaurants, Inc...................................      4,700        166,380
  McDonald's Corp...........................................        600         15,882
  Wendy's International, Inc................................      1,800         52,506
                                                                           -----------
                                                                               234,768
                                                                           -----------
Retail Merchandising -- 2.3%
  *Federated Department Stores, Inc. .......................      5,400        220,860
  May Department Stores Co. ................................      2,900        107,242
  *Penney (J.C.) Co., Inc. .................................      2,900         78,010
  Sears, Roebuck & Co. .....................................      5,200        247,728
  Talbots, Inc. ............................................      3,600        130,500
  TJX Cos., Inc. ...........................................      2,800        111,608
                                                                           -----------
                                                                               895,948
                                                                           -----------
Semiconductors -- 0.3%
  *Intersil Holding Corp. ..................................      1,300         41,925
  *Novellus Systems, Inc. ..................................      1,500         59,175
                                                                           -----------
                                                                               101,100
                                                                           -----------
Software -- 0.2%
  *Compuware Corp. .........................................      7,100         83,709
                                                                           -----------
Technology -- 0.3%
  *Ingram Micro, Inc., Class A..............................      4,800         83,136
  *Tech Data Corp. .........................................        400         17,312
                                                                           -----------
                                                                               100,448
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Tobacco -- 1.6%
  Philip Morris Cos., Inc. .................................     13,300    $   609,805
                                                                           -----------
Utilities -- 4.5%
  Allegheny Energy, Inc. ...................................      2,500         90,550
  Ameren Corp. .............................................      2,600        109,980
  American Electric Power Co. ..............................      3,440        149,743
  Cinergy Corp. ............................................      3,200        106,976
  CMS Energy Corp. .........................................      2,800         67,284
  Consolidated Edison, Inc. ................................      2,800        113,008
  Constellation Energy Group................................      2,700         71,685
  Energy East Corp. ........................................      3,500         66,465
  *Exelon Corp. ............................................      1,000         47,880
  FirstEnergy Corp. ........................................      3,100        108,438
  *PG&E Corp. ..............................................      2,700         51,948
  Pinnacle West Capital Corp. ..............................      2,900        121,365
  *Progress Energy, Inc. ...................................      1,100         49,533
  Reliant Energy, Inc. .....................................      4,600        121,992
  Sempra Energy.............................................      2,200         54,010
  TXU Corp. ................................................      4,200        198,030
  Wisconsin Energy Corp. ...................................        900         20,304
  Xcel Energy, Inc. ........................................      5,930        164,498
                                                                           -----------
                                                                             1,713,689
                                                                           -----------
Waste Management -- 0.2%
  *Republic Services, Inc. .................................      3,800         75,886
                                                                           -----------
    TOTAL COMMON STOCK (COST $36,018,014)...................                37,223,197
                                                                           -----------
SHORT TERM INVESTMENTS -- 4.1%
  BlackRock Provident Institutional Funds -- TempCash.......    789,766        789,766
  BlackRock Provident Institutional Funds -- TempFund.......    789,768        789,768
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,579,534)..........                 1,579,534
                                                                           -----------
    TOTAL INVESTMENTS -- 100.7% (COST $37,597,549)..........                38,802,731
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%.............                  (260,789)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.88 per share based on 3,899,639 shares
    of capital stock outstanding)...........................               $38,541,942
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($38,541,942/3,899,639 shares outstanding)................               $      9.88
                                                                           ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the All Pro Small Cap Growth Portfolio for the year 2001 was -15.92%. This return slightly lagged the -14.20% return of the Wilshire Small Growth Index, our benchmark index.

     The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms possess a proven small cap growth orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Husic Capital Management                                            60%
Lee Munder Investments, Ltd.                                        40%
                                                                   ---
Total Portfolio                                                    100%

     The year 2001 marks the second consecutive year in which growth investors in general have witnessed substantial portfolio declines. Corporate earnings disappointments continued throughout most of the year. With the disappointing earnings, went stock valuations. Investors became much more risk adverse especially after the attacks on our nation on September 11th.

     The fourth quarter witnessed a significant rebound in growth investing and the market as a whole. Your portfolio was up almost 30% for the quarter and significantly exceeded the return of its style benchmark. Performance improved significantly in the fourth quarter as investor sentiment turned more positive, and the industry sectors that bore the brunt of investor pessimism throughout the year performed especially well in the final quarter. Given Lee Munder's aggressive growth orientation, it is not surprising that its technology-related holdings rebounded nicely as investors gained confidence that these groups had been oversold and their earnings prospects had stabilized. However, the rebound came late in an otherwise very disappointing year for growth investors.

     The Portfolio targets high quality, well-financed growth companies in attractive industry segments. As in prior market corrections, these stocks behave well as growth investors turn more bullish and seek out the strongest companies in selected niches.

     While we believe that small cap stocks will remain volatile until earnings sustainability is demonstrated, it appears that the stage is being set for a recovery. History has shown that small cap stocks perform especially well in the early stages of a recovery.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Communications                                                  12.3%
Retail Merchandising                                            11.5%
Business & Consumer Services                                     9.8%
Semiconductors                                                   9.3%
Drugs & Health Care                                              8.7%
Software                                                         6.7%

     We look forward to your continued support.

Sarah C. Lange, CFA
President

MARKET STREET FUND
[All Pro Small Cap Growth Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start*                                                                    10000.00                           10000.00
98                                                                         9800.00                            9315.00
99                                                                        18830.00                           14211.00
00                                                                        14847.00                           10695.00
01                                                                        12484.00                            9176.00

        Average Annual Total Return
--------------------------------------------
                                    Since
1 Year     5 Year     10 Year     Inception*
------     ------     -------     ----------
-15.92%     n/a        n/a          6.24%

Past performance is not predictive of future performance.

+ The Wilshire Small Growth Index, is a market cap weighted index that includes securities ranked from number 751 to 2,500 in market capitalization as derived from the Wilshire 5000 equity universe.

* Inception date was May 4, 1998

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 97.2%
Aerospace & Defense -- 3.1%
  *DRS Technologies, Inc. ..................................       19,100    $   680,915
  *Titan Corp. .............................................       32,100        800,895
  United Industrial Corp. ..................................       11,600        194,300
                                                                             -----------
                                                                               1,676,110
                                                                             -----------
Airlines -- 1.4%
  *Atlantic Coast Airlines, Inc. ...........................       18,800        437,852
  SkyWest, Inc. ............................................       12,000        305,400
                                                                             -----------
                                                                                 743,252
                                                                             -----------
Automotive & Equipment -- 5.0%
  ArvinMeritor, Inc. .......................................       41,500        815,060
  *Copart, Inc. ............................................       20,900        760,133
  *United Auto Group, Inc. .................................       42,451      1,095,660
                                                                             -----------
                                                                               2,670,853
                                                                             -----------
Banks -- 0.3%
  *BankUnited Financial Corp., Class A......................       12,500        185,625
                                                                             -----------
Broadcasting & Publishing -- 1.5%
  *Crown Media Holdings, Inc., Class A......................       56,204        634,543
  *Scandinavian Broadcasting SA.............................        9,500        171,950
                                                                             -----------
                                                                                 806,493
                                                                             -----------
Building & Building Supplies -- 2.4%
  *Champion Enterprises, Inc. ..............................       55,300        680,743
  *Willbros Group, Inc. ....................................       36,900        590,400
                                                                             -----------
                                                                               1,271,143
                                                                             -----------
Business & Consumer Services -- 9.8%
  *Aeroflex, Inc. ..........................................       81,338      1,539,728
  *Brooks Automation, Inc. .................................        4,200        170,814
  *Career Education Corp. ..................................       11,200        383,936
  *Corporate Executive Board Co. ...........................       11,700        429,390
  *DeVry, Inc. .............................................        6,200        176,390
  *Edison Schools, Inc. ....................................        6,600        129,690
  *Exult, Inc. .............................................       13,400        215,070
  Internet Security Systems, Inc. ..........................        3,000         96,180
  *KPMG Consulting, Inc. ...................................       10,900        180,613
  *On Assignment, Inc. .....................................        7,600        174,572
  Pemstar, Inc. ............................................        2,016         24,192
  *Priceline.com, Inc. .....................................       49,100        285,762
  *Skillsoft Corp. .........................................        6,200        160,704

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services (Continued)
  *SmartForce Plc ADR.......................................       11,400    $   282,150
  *Sylvan Learning Systems, Inc. ...........................        8,000        176,560
  *Verisity Ltd. ...........................................        9,400        178,130
  *webMethods, Inc. ........................................       35,600        596,656
                                                                             -----------
                                                                               5,200,537
                                                                             -----------
Chemicals & Allied Products -- 0.5%
  *Symyx Technologies, Inc. ................................       11,600        246,384
                                                                             -----------
Communications -- 12.3%
  *American Tower Corp. ....................................       42,000        397,740
  *CNET Networks, Inc. .....................................       78,855        707,329
  *Covad Communications Group, Inc. ........................      176,700        505,362
  *Cox Radio, Inc., Class A.................................       10,400        264,992
  *Cumulus Media, Inc., Class A.............................       32,700        529,086
  *EarthLink, Inc. .........................................       63,000        766,710
  *Entercom Communications Corp. ...........................       21,911      1,095,550
  *Entravision Communications Corp. ........................       64,300        768,385
  *Insight Communications Co., Inc. ........................       10,400        251,264
  *Network Associates, Inc. ................................        6,500        168,025
  *Radio One, Inc. .........................................       48,800        901,336
  *Webex Communications, Inc. ..............................        8,900        221,165
                                                                             -----------
                                                                               6,576,944
                                                                             -----------
Computers -- 3.3%
  *Avocent Corp. ...........................................       13,950        338,288
  *Computer Network Technology Corp. .......................       17,500        311,325
  *Emulex Corp. ............................................        5,100        201,501
  *Legato Systems, Inc. ....................................       50,800        658,876
  *Redback Networks, Inc. ..................................       68,300        269,785
                                                                             -----------
                                                                               1,779,775
                                                                             -----------
Drugs & Health Care -- 8.7%
  *Accredo Health, Inc. ....................................        7,700        305,690
  *AmeriPath, Inc. .........................................        5,500        177,430
  *Angiotech Pharmaceuticals, Inc. .........................        2,300        128,156
  *Cell Genesys, Inc. ......................................       11,800        274,232
  *Covance, Inc. ...........................................       13,300        301,910
  *Cubist Pharmaceuticals, Inc. ............................        4,200        151,032
  *Dendreon Corp. ..........................................       16,300        164,141
  *Ilex Oncology, Inc. .....................................        9,600        259,584
  *Medicis Pharmaceutical Corp., Class A....................        3,700        238,983
  *NPS Pharmaceuticals, Inc. ...............................        6,800        260,440

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  *Priority Healthcare Corp., Class B.......................       26,500    $   932,535
  *Protein Design Labs, Inc. ...............................        9,600        314,880
  *Province Healthcare Co. .................................       12,100        373,406
  *Select Medical Corp. ....................................       46,200        742,896
                                                                             -----------
                                                                               4,625,315
                                                                             -----------
Electrical Equipment -- 0.3%
  *Merix Corp. .............................................        8,800        151,800
                                                                             -----------
Electronics -- 2.2%
  *Benchmark Electronics, Inc. .............................        7,000        132,720
  *Photronics, Inc. ........................................        8,300        260,205
  *Semtech Corp. ...........................................        7,700        274,813
  *SIPEX Corp. .............................................       17,400        223,590
  *TTM Technologies, Inc. ..................................        4,400         44,528
  *Wilson Greatbatch Technologies...........................        6,600        238,260
                                                                             -----------
                                                                               1,174,116
                                                                             -----------
Energy -- 1.1%
  Peabody Energy Corp. .....................................       20,500        577,895
                                                                             -----------
Entertainment -- 1.1%
  *AMC Entertainment, Inc. .................................       47,100        565,200
                                                                             -----------
Food & Food Distributors -- 2.4%
  *American Italian Pasta Co. ..............................       21,900        920,457
  *Krispy Kreme Doughnuts, Inc. ............................        7,800        344,760
                                                                             -----------
                                                                               1,265,217
                                                                             -----------
Home Furnishings/Housewares -- 1.7%
  *Mohawk Industries, Inc. .................................       16,200        889,056
                                                                             -----------
Manufacturing -- 0.5%
  *Applied Films Corp. .....................................        8,200        256,250
                                                                             -----------
Medical & Medical Services -- 3.1%
  *AmSurg Corp. ............................................       12,800        347,904
  *Dianon Systems, Inc. ....................................        3,300        200,640
  *Dynacare, Inc. ..........................................       10,400        175,656
  *Intermune, Inc. .........................................        4,200        206,892
  *Neurocrine Biosciences, Inc. ............................        3,400        174,454
  *Pain Therapeutics, Inc. .................................       22,000        201,520
  *Telik, Inc. .............................................       13,000        175,500
  *Unilab Corp. ............................................        6,400        160,640
                                                                             -----------
                                                                               1,643,206
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 1.1%
  *Eclipsys Corp. ..........................................       17,800    $   298,150
  Varian Medical Systems, Inc. .............................        4,200        299,292
                                                                             -----------
                                                                                 597,442
                                                                             -----------
Oil & Gas -- 3.8%
  *Cal Dive International, Inc. ............................       12,300        303,564
  Ensco International, Inc. ................................        9,800        243,530
  *Evergreen Resources, Inc. ...............................       21,911        845,984
  *Smith International, Inc. ...............................        4,300        230,566
  *Tom Brown, Inc. .........................................       14,500        391,645
                                                                             -----------
                                                                               2,015,289
                                                                             -----------
Oil Equipment & Services -- 1.0%
  *Cooper Cameron Corp. ....................................        4,700        189,692
  *Rowan Cos., Inc. ........................................       16,800        325,416
                                                                             -----------
                                                                                 515,108
                                                                             -----------
Real Estate -- 0.8%
  *CoStar Group.............................................       17,700        424,977
                                                                             -----------
Restaurants -- 0.5%
  *California Pizza Kitchen, Inc. ..........................        9,800        242,550
  *The Cheesecake Factory, Inc. ............................        1,000         34,770
                                                                             -----------
                                                                                 277,320
                                                                             -----------
Retail Merchandising -- 11.5%
  *1-800-Flowers.Com, Inc. .................................       50,900        794,040
  *Ann Taylor Stores Corp. .................................       20,300        710,500
  *Barnes & Noble, Inc. ....................................        5,800        171,680
  *Electronics Boutique Holdings Corp. .....................        3,100        123,814
  *Gymboree Corp. ..........................................       22,300        266,039
  *Hollywood Entertainment Corp. ...........................       77,800      1,111,762
  *Hot Topic, Inc. .........................................        7,400        232,286
  *Pacific Sunwear of California............................       38,700        790,254
  *The Finish Line, Inc., Class A...........................       79,691      1,218,475
  *West Marine, Inc. .......................................       47,595        699,171
                                                                             -----------
                                                                               6,118,021
                                                                             -----------
Semiconductors -- 9.3%
  *Alpha Industries, Inc....................................       42,800        933,040
  *Axcelis Technologies, Inc. ..............................       22,600        291,314
  *Cirrus Logic, Inc. ......................................       21,400        282,908
  *Cymer, Inc. .............................................        6,200        165,726
  *Cypress Semiconductor Corp. .............................       30,900        615,837

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors (Continued)
  *DDI Corp. ...............................................        7,400    $    72,816
  *Entegris, Inc. ..........................................       24,500        268,520
  *Exar Corp. ..............................................        6,000        125,100
  Kopin Corp. ..............................................       17,400        243,600
  *LTX Corp. ...............................................       11,100        232,434
  *Microsemi Corp. .........................................       12,700        377,190
  *Oak Technology, Inc. ....................................       24,700        339,625
  *Pericom Semiconductor Corp. .............................       15,000        217,500
  *PLX Technology, Inc. ....................................       13,700        172,757
  *QLogic Corp. ............................................        4,000        178,040
  *Sage, Inc. ..............................................        4,900        181,643
  *Zoran Corp. .............................................        8,300        270,912
                                                                             -----------
                                                                               4,968,962
                                                                             -----------
Software -- 6.7%
  *3DO Co. .................................................       82,549        171,702
  *DoubleClick, Inc. .......................................       13,800        156,492
  *HNC Software, Inc. ......................................        8,600        177,160
  *Inktomi Corp. ...........................................      157,513      1,056,912
  *Interwoven, Inc. ........................................       24,000        233,760
  *Manugistics Group, Inc. .................................       12,800        269,824
  *MapInfo Corp. ...........................................       10,800        169,452
  *Peregrine Systems, Inc. .................................        6,600         97,878
  *Raindance Communications, Inc. ..........................        7,400         42,254
  *Red Hat, Inc. ...........................................      107,406        762,583
  *Take-Two Interactive Software, Inc. .....................       10,150        164,126
  TALX Corp. ...............................................       11,200        279,776
                                                                             -----------
                                                                               3,581,919
                                                                             -----------
Technology -- 0.4%
  *Stratos Lightwave, Inc. .................................       35,300        217,095
                                                                             -----------
Utilities -- 1.4%
  *Chesapeake Energy Corp. .................................       70,200        464,022
  Massey Energy Co. ........................................       13,800        286,074
                                                                             -----------
                                                                                 750,096
                                                                             -----------
    TOTAL COMMON STOCK (COST $47,521,044)...................                  51,771,400
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 5.7%
  BlackRock Provident Institutional Funds -- TempCash.......    1,529,031    $ 1,529,031
  BlackRock Provident Institutional Funds -- TempFund.......    1,529,029      1,529,029
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $3,058,060)..........                   3,058,060
                                                                             -----------
    TOTAL INVESTMENTS -- 102.9% (COST $50,579,113)..........                  54,829,460
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9)%.............                  (1,560,264)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $12.09 per share based on 4,405,339 shares
    of capital stock outstanding)...........................                 $53,269,196
                                                                             ===========
NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($53,269,196/4,405,339 shares outstanding)................                 $     12.09
                                                                             ===========

ADR: American Depositary Receipt
*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the All Pro Small Cap Value Portfolio for the year 2001 was 12.80%. This return exceeded the 9.97% return of the Wilshire Small Value Index, our benchmark index.

     The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms possess a proven small cap value orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Sterling Capital Management                                         50%
Reams Asset Management                                              50%
                                                                   ---
Total Portfolio                                                    100%

     Continuing a trend established in 2000, value-investing strategies continued to exceed the returns of growth investing strategies. The Portfolio's strong positive absolute return was in sharp contrast to the largely negative returns experienced by many stock investors for the second consecutive year. The out-performance was primarily a result of especially strong stock selection exhibited by Reams Asset Management. Reams portion of the Portfolio advanced almost 17% for the year. Reams bottom up approach to equity management has been extremely successful in the last two years. Sterling's out-performance for the year was more modest.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Manufacturing                                                   16.6%
Chemicals & Allied Products                                      7.9%
Banks                                                            7.5%
Building & Building Supplies                                     6.8%
Business & Consumer Services                                     6.5%

     The Portfolio targets stable or improving businesses at low multiples of price to earnings, price to book value, and price to cash flow. The investment discipline used prohibits paying up for expensive stocks and targets inexpensive stocks relative to their fundamentals. We look forward to your continued support.

Sarah C. Lange, CFA
President

MARKET STREET FUND
[All Pro Small Cap Value Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start*                                                                    10000.00                           10000.00
98                                                                         8250.00                            8362.00
99                                                                         7586.00                            8244.00
00                                                                         9170.00                           10156.00
01                                                                        10344.00                           11168.00

        Average Annual Total Return
--------------------------------------------
                                    Since
1 Year     5 Year     10 Year     Inception*
------     ------     -------     ----------
12.80%      n/a        n/a          0.93%

Past performance is not predictive of future performance.

+ The Wilshire Small Value Index, is a market cap weighted index that includes securities ranked from number 751 to 2,500 in market capitalization as derived from the Wilshire 5000 equity universe.

* Inception date was May 4, 1998

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
Air Transport -- 1.0%
  *EGL, Inc. ...............................................        28,550    $   398,272
                                                                              -----------
Apparel -- 1.7%
  Kellwood Co. .............................................         6,975        167,470
  *Tommy Hilfiger Corp. ....................................        29,200        401,500
  *Unifi, Inc. .............................................        13,725         99,506
                                                                              -----------
                                                                                  668,476
                                                                              -----------
Automotive & Equipment -- 3.4%
  Borg-Warner Automotive, Inc. .............................         9,800        512,050
  *Insurance Auto Auctions, Inc. ...........................        13,400        194,434
  *Speedway Motorsports, Inc. ..............................        25,200        637,056
                                                                              -----------
                                                                                1,343,540
                                                                              -----------
Banks -- 7.5%
  Colonial BancGroup, Inc. .................................        20,500        288,845
  Commercial Federal Corp. .................................        30,900        726,150
  *Local Financial Corp. ...................................        28,600        400,114
  Pacific Century Financial Corp. ..........................        27,675        716,506
  Seacoast Financial Services Corp. ........................        17,500        300,125
  Sovereign Bancorp, Inc. ..................................        29,900        365,976
  Washington Federal, Inc. .................................         7,520        193,866
                                                                              -----------
                                                                                2,991,582
                                                                              -----------
Broadcasting & Publishing -- 5.0%
  American Greetings Corp., Class A.........................        37,625        518,472
  Banta Corp. ..............................................        19,500        575,640
  Bowne & Co., Inc. ........................................        30,250        387,200
  Hollinger International, Inc. ............................        44,525        520,942
                                                                              -----------
                                                                                2,002,254
                                                                              -----------
Building & Building Supplies -- 6.8%
  Clayton Homes, Inc. ......................................        26,800        458,280
  *Dycom Industries, Inc. ..................................        25,100        419,421
  *NCI Building Systems, Inc. ..............................        19,000        336,300
  Texas Industries, Inc. ...................................        27,300      1,007,370
  York International Corp. .................................        13,000        495,690
                                                                              -----------
                                                                                2,717,061
                                                                              -----------
Business & Consumer Services -- 6.5%
  *Black Box Corp. .........................................         3,700        195,656
  *CDI Corp. ...............................................        19,700        374,300
  *MAXIMUS, Inc. ...........................................         9,500        399,570
  Modis Professional Services, Inc. ........................        55,900        399,126
  *ProQuest Co. ............................................        13,450        456,089

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services (Continued)
  Tredegar Corp. ...........................................        13,175    $   250,325
  Wallace Computer Services, Inc. ..........................        27,225        517,003
                                                                              -----------
                                                                                2,592,069
                                                                              -----------
Chemicals & Allied Products -- 7.9%
  Albemarle Corp. ..........................................        12,600        302,400
  Crompton Corp. ...........................................        42,100        378,900
  *Cytec Industries, Inc. ..................................        40,600      1,096,200
  Ferro Corp. ..............................................        19,300        497,940
  Millennium Chemicals, Inc. ...............................        33,525        422,415
  Spartech Corp. ...........................................        22,200        456,210
                                                                              -----------
                                                                                3,154,065
                                                                              -----------
Communications -- 4.1%
  *Andrew Corp. ............................................        38,925        852,068
  Blyth Industries, Inc. ...................................        22,875        531,844
  *Davox Corp. .............................................        17,800        172,126
  *Microcell Telecommunications, Inc. ......................        32,775         81,282
                                                                              -----------
                                                                                1,637,320
                                                                              -----------
Drugs & Health Care -- 2.6%
  *Edwards Lifesciences Corp. ..............................        26,300        726,669
  *RehabCare Group, Inc. ...................................        11,100        328,560
                                                                              -----------
                                                                                1,055,229
                                                                              -----------
Electronics -- 2.1%
  CTS Corp. ................................................        11,600        184,440
  Harman International Industries, Inc. ....................        14,700        662,970
                                                                              -----------
                                                                                  847,410
                                                                              -----------
Entertainment -- 1.2%
  *Gaylord Entertainment Co., Class A.......................        19,275        474,165
                                                                              -----------
Finance -- 3.5%
  American Financial Holdings, Inc. ........................        13,200        335,412
  Metris Cos., Inc. ........................................        27,875        716,666
  Waypoint Financial Corp. .................................        23,200        349,856
                                                                              -----------
                                                                                1,401,934
                                                                              -----------
Finance - Investment & Other -- 1.9%
  Waddell & Reed Financial, Inc. ...........................        23,115        744,303
                                                                              -----------
Home Furnishings/Housewares -- 2.3%
  *Furniture Brands International, Inc. ....................        12,430        398,009
  *Mohawk Industries, Inc. .................................         9,300        510,384
                                                                              -----------
                                                                                  908,393
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 1.7%
  *Phoenix Companies, Inc. .................................        24,050    $   444,925
  *Stewart Information Services Corp. ......................        11,825        233,544
                                                                              -----------
                                                                                  678,469
                                                                              -----------
Machinery & Heavy Equipment -- 0.9%
  *Joy Global, Inc. ........................................        20,800        349,440
                                                                              -----------
Machinery & Instrumentation -- 1.5%
  Snap-On, Inc. ............................................        18,100        609,246
                                                                              -----------
Manufacturing -- 16.6%
  Acuity Brands, Inc. ......................................        22,550        272,855
  Belden, Inc. .............................................        31,475        741,236
  Brady Corp. ..............................................        15,425        564,555
  Clarcor, Inc. ............................................        14,600        396,390
  Crane Co. ................................................        19,150        491,006
  Delta & Pine Land Co. ....................................        20,200        457,126
  *Griffon Corp. ...........................................        14,930        223,950
  HON INDUSTRIES, INC. .....................................        17,900        494,935
  *Kemet Corp. .............................................        17,300        307,075
  National Service Industries, Inc. ........................        21,950         44,339
  Pittston Brink's Group....................................        41,100        908,310
  Precision Castparts Corp. ................................        15,000        423,750
  Quanex Corp. .............................................        13,850        391,955
  Rayonier, Inc. ...........................................        10,550        532,459
  *SPS Technologies, Inc. ..................................         5,075        177,219
  Standex International Corp. ..............................         9,100        197,925
                                                                              -----------
                                                                                6,625,085
                                                                              -----------
Manufacturing Equipment -- 1.3%
  Lawson Products, Inc. ....................................         6,600        171,600
  *Paxar Corp. .............................................        25,400        360,680
                                                                              -----------
                                                                                  532,280
                                                                              -----------
Medical Equipment & Supplies -- 3.7%
  Arrow International, Inc. ................................         7,375        294,558
  *Dendrite International, Inc. ............................        35,475        497,714
  *Haemonetics Corp. .......................................        20,600        698,752
                                                                              -----------
                                                                                1,491,024
                                                                              -----------
Oil & Gas -- 4.6%
  *Forest Oil Corp. ........................................         7,700        217,217
  Noble Affiliates, Inc. ...................................        14,400        508,176
  *Patterson-UTI Energy, Inc. ..............................         9,600        223,776

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas (Continued)
  *Varco International, Inc. ...............................        14,725    $   220,581
  Vectren Corp. ............................................        27,600        661,848
                                                                              -----------
                                                                                1,831,598
                                                                              -----------
Paper & Forest Products -- 0.7%
  *Buckeye Technologies, Inc. ..............................        25,400        292,100
                                                                              -----------
Real Estate -- 2.1%
  *Avatar Holding, Inc. ....................................        13,250        312,170
  First Industrial Realty Trust, Inc. ......................         8,800        273,680
  Prentiss Properties Trust.................................         9,300        255,285
                                                                              -----------
                                                                                  841,135
                                                                              -----------
Retail Food Chains -- 1.3%
  *IHOP Corp. ..............................................        17,600        515,680
                                                                              -----------
Retail Merchandising -- 1.6%
  Casey's General Stores, Inc. .............................        41,400        616,860
                                                                              -----------
Semiconductors -- 1.6%
  *Axcelis Technologies, Inc. ..............................        49,900        643,211
                                                                              -----------
Software -- 1.1%
  *MSC Software Corp. ......................................        13,600        212,160
  *Progress Software Corp. .................................        12,325        212,976
                                                                              -----------
                                                                                  425,136
                                                                              -----------
Sporting Goods -- 1.4%
  Callaway Golf Co. ........................................        29,800        570,670
                                                                              -----------
    TOTAL COMMON STOCK (COST $34,597,225)...................                   38,958,007
                                                                              -----------
SHORT TERM INVESTMENTS -- 5.0%
  BlackRock Provident Institutional Funds -- TempCash.......       994,407        994,407
  BlackRock Provident Institutional Funds -- TempFund.......       994,406        994,406
                                                                              -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,988,813)..........                    1,988,813
                                                                              -----------
    TOTAL INVESTMENTS -- 102.6% (COST $36,586,038)..........                   40,946,820
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.6)%.............                   (1,026,939)
                                                                              -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.22 per share based on 3,904,730 shares
    of capital stock outstanding)...........................                  $39,919,881
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($39,919,881/3,904,730 shares outstanding)................                  $     10.22
                                                                              ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     SSgA Funds Management, Inc. (formerly, State Street Global Advisors) has managed this portfolio as a sub-adviser since inception on February 7, 2000. After fees, the Portfolio returned -12.24% for the year 2001 versus -11.89% for the S&P 500 Index.

     The year 2001 was the second consecutive disappointing year for stock investors after a negative year in 2000. The Wilshire 5000, a measure of the broad market, was also down -10.97% for the year. The catalyst behind the weak stock market performance was the lofty stock market valuations in an environment of declining corporate earnings.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Drugs and Health Care                                           11.8%
Communications                                                   8.4%
Finance                                                          6.6%
Retail Merchandising                                             6.3%
Computers                                                        5.7%
Banks                                                            5.7%
Electronics                                                      5.6%
Oil & Gas                                                        5.4%

     The Portfolio exhibits the same general index characteristics as the overall S&P 500 Index, e.g., same price/earnings multiple, price/book multiple, yield, weighted average capitalization, and the five year historic and projected return on equity growth rates. During 2002 we expect the Portfolio will continue to demonstrate performance similar to its benchmark. Volatility, however, will likely continue to be part of this market. Once corporate earnings sustainability can be demonstrated, we expect the market to respond favorably and produce solid positive stock returns sometime in the year ahead. We look forward to your continued support.

Sarah C. Lange, CFA
President

[MARKET STREET FUND EQUITY 500 INDEX GRAPH]

                                                                            FUND                             S&P 500+
                                                                            ----                             --------
Start*                                                                    10000.00                           10000.00
00                                                                         9360.00                            9367.00
01                                                                         8214.00                            8253.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
      -12.24%                   N/A                     N/A                     -9.79%

Past performance is not predictive of future performance.

+ The S&P 500 is a widely recognized, unmanaged index of 500 U.S. common stocks.

* Inception date was February 7, 2000

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
Aerospace & Defense -- 1.2%
  Boeing Co. ...............................................       25,629    $    993,893
  General Dynamics Corp. ...................................        6,100         485,804
  Goodrich (B.F.) Co. ......................................        3,200          85,184
  Lockheed Martin Corp. ....................................       13,300         620,711
  Northrop Grumman Holdings Corp. ..........................        3,300         332,673
  Raytheon Co. .............................................       11,500         373,405
  Rockwell Collins, Inc. ...................................        5,600         109,200
  United Technologies Corp. ................................       14,400         930,672
                                                                             ------------
                                                                                3,931,542
                                                                             ------------
Airlines -- 0.2%
  *AMR Corp. ...............................................        4,600         101,982
  Delta Air Lines, Inc. ....................................        3,800         111,188
  Southwest Airlines Co. ...................................       23,350         431,508
  *US Airways Group, Inc. ..................................        2,100          13,314
                                                                             ------------
                                                                                  657,992
                                                                             ------------
Apparel -- 0.3%
  *Jones Apparel Group, Inc. ...............................        3,700         122,729
  Liz Claiborne, Inc. ......................................        1,700          84,575
  Nike, Inc., Class B.......................................        8,200         461,168
  *Reebok International Ltd. ...............................        1,700          45,050
  VF Corp. .................................................        3,600         140,436
                                                                             ------------
                                                                                  853,958
                                                                             ------------
Appliances -- 0.0%
  Black & Decker Corp. .....................................        2,300          86,779
                                                                             ------------
Automobiles -- 0.5%
  Ford Motor Co. ...........................................       55,532         872,963
  General Motors Corp. .....................................       16,952         823,867
                                                                             ------------
                                                                                1,696,830
                                                                             ------------
Automotive & Equipment -- 0.5%
  *AutoZone, Inc. ..........................................        3,500         251,300
  Cooper Tire & Rubber Co. .................................        2,500          39,900
  Dana Corp. ...............................................        4,700          65,236
  Delphi Automotive Systems Corp. ..........................       17,300         236,318
  Genuine Parts Co. ........................................        5,400         198,180
  Goodyear Tire & Rubber Co. ...............................        4,800         114,288
  Harley-Davidson, Inc. ....................................        9,100         494,221
  Navistar International Corp. .............................        2,000          79,000
  Paccar, Inc. .............................................        2,200         144,364

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Automotive & Equipment (Continued)
  TRW, Inc. ................................................        3,800    $    140,752
  Visteon Corp. ............................................        3,723          55,994
                                                                             ------------
                                                                                1,819,553
                                                                             ------------
Banks -- 5.7%
  AmSouth Bancorp...........................................       11,500         217,350
  Bank of America Corp. ....................................       48,207       3,034,631
  Bank of New York Co., Inc. ...............................       22,300         909,840
  Bank One Corp. ...........................................       35,500       1,386,275
  BB&T Corp. ...............................................       13,300         480,263
  Comerica, Inc. ...........................................        5,500         315,150
  Fifth Third Bancorp.......................................       17,485       1,072,355
  Golden West Financial Corp. ..............................        4,800         282,480
  Huntington Bancshares, Inc. ..............................        7,810         134,254
  J.P. Morgan Chase & Co. ..................................       60,593       2,202,556
  KeyCorp...................................................       12,900         313,986
  Mellon Financial Corp. ...................................       14,700         553,014
  National City Corp. ......................................       18,100         529,244
  Northern Trust Corp. .....................................        6,900         415,518
  PNC Financial Services Group..............................        8,900         500,180
  Regions Financial Corp. ..................................        6,700         200,598
  SouthTrust Corp. .........................................       10,600         261,502
  SunTrust Banks, Inc. .....................................        8,900         558,030
  Synovus Financial Corp. ..................................        8,700         217,935
  Union Planters Corp. .....................................        4,000         180,520
  US Bancorp................................................       59,768       1,250,944
  Wachovia Corp. ...........................................       41,700       1,307,712
  Wells Fargo Co. ..........................................       52,359       2,274,999
  Zions Bancorp.............................................        2,800         147,224
                                                                             ------------
                                                                               18,746,560
                                                                             ------------
Beverages -- 2.5%
  Anheuser-Busch Cos., Inc. ................................       27,300       1,234,233
  Brown-Forman Corp., Class B...............................        2,100         131,460
  Coca-Cola Co. ............................................       76,413       3,602,873
  Coca-Cola Enterprises, Inc. ..............................       13,200         250,008
  Coors Adolph Co., Class B.................................        1,100          58,740
  Pepsi Bottling Group, Inc. ...............................        8,600         202,100
  PepsiCo, Inc. ............................................       53,630       2,611,245
                                                                             ------------
                                                                                8,090,659
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Broadcasting & Publishing -- 1.6%
  American Greetings Corp., Class A.........................        2,000    $     27,560
  *Clear Channel Communications, Inc. ......................       18,300         931,653
  Donnelley (R.R.) & Sons Co. ..............................        3,300          97,977
  Dow Jones & Co., Inc. ....................................        2,500         136,825
  Gannett, Inc. ............................................        8,100         544,563
  Knight-Ridder, Inc. ......................................        2,600         168,818
  McGraw-Hill, Inc. ........................................        6,100         371,978
  Meredith Corp. ...........................................        1,600          57,040
  New York Times Co. .......................................        4,800         207,600
  Tribune Co. ..............................................        8,864         331,780
  *Viacom, Inc., Class B....................................       54,335       2,398,890
                                                                             ------------
                                                                                5,274,684
                                                                             ------------
Building & Building Supplies -- 0.2%
  Centex Corp. .............................................        1,800         102,762
  Masco Corp. ..............................................       13,900         340,550
  Pulte Corp. ..............................................        1,600          71,472
  Vulcan Materials Co. .....................................        3,100         148,614
                                                                             ------------
                                                                                  663,398
                                                                             ------------
Business & Consumer Services -- 1.7%
  Automatic Data Processing, Inc. ..........................       19,000       1,119,100
  *Cendant Corp. ...........................................       29,800         584,378
  *Cintas Corp. ............................................        5,300         254,400
  *Concord EFS, Inc. .......................................       15,400         504,812
  *Convergys Corp. .........................................        5,300         198,697
  Deluxe Corp. .............................................        2,000          83,160
  Electronic Data Systems Corp. ............................       14,400         987,120
  *Fiserv, Inc. ............................................        5,850         247,572
  Fluor Corp. ..............................................        2,300          86,020
  Interpublic Group of Cos., Inc. ..........................       11,200         330,848
  Moody's Corp. ............................................        5,000         199,300
  Omnicom Group, Inc. ......................................        5,700         509,295
  *Quintiles Transnational Corp. ...........................        3,600          57,780
  *Robert Half International, Inc. .........................        5,500         146,850
  *Sapient Corp. ...........................................        3,600          27,792
  *TMP Worldwide, Inc. .....................................        3,400         145,860
  *Yahoo!, Inc. ............................................       16,900         299,806
                                                                             ------------
                                                                                5,782,790
                                                                             ------------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc., Class A...............        4,000         236,000
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products -- 1.6%
  Air Products & Chemicals, Inc. ...........................        6,900    $    323,679
  Ashland, Inc. ............................................        2,200         101,376
  Dow Chemical Co. .........................................       27,266         921,045
  DuPont (E.I.) de Nemours & Co. ...........................       31,400       1,334,814
  Eastman Chemical Co. .....................................        2,400          93,648
  Ecolab, Inc. .............................................        3,800         152,950
  Engelhard Corp. ..........................................        3,900         107,952
  Great Lakes Chemical Corp. ...............................        1,800          43,704
  *Hercules, Inc. ..........................................        3,200          32,000
  Pharmacia Corp. ..........................................       39,678       1,692,267
  Praxair, Inc. ............................................        4,900         270,725
  Rohm & Haas Co. ..........................................        6,800         235,484
  Sigma Aldrich Corp. ......................................        2,400          94,584
                                                                             ------------
                                                                                5,404,228
                                                                             ------------
Communications -- 8.4%
  *ADC Telecommunications, Inc. ............................       23,700         109,020
  ALLTEL Corp. .............................................        9,600         592,608
  *Andrew Corp. ............................................        2,600          56,914
  *AOL Time Warner, Inc. ...................................      136,121       4,369,484
  AT&T Corp. ...............................................      108,514       1,968,444
  *AT&T Wireless Services, Inc. ............................       76,915       1,105,269
  *Avaya, Inc. .............................................        8,566         104,077
  BellSouth Corp. ..........................................       57,200       2,182,180
  CenturyTel, Inc. .........................................        4,300         141,040
  *CIENA Corp. .............................................       10,200         145,962
  *Citizens Communications Co. .............................        8,200          87,412
  *Comcast Corp., Special Class A Non-Voting................       28,700       1,033,200
  *Comverse Technology, Inc. ...............................        5,300         118,561
  Corning, Inc. ............................................       28,300         252,436
  *JDS Uniphase Corp. ......................................       40,300         349,804
  Lucent Technologies, Inc. ................................      104,500         657,305
  *Nextel Communications, Inc., Class A.....................       22,800         249,888
  Nortel Networks Corp. ....................................       96,600         724,500
  *Qualcomm, Inc. ..........................................       23,400       1,181,700
  Qwest Communications International, Inc. .................       50,923         719,542
  SBC Communications, Inc. .................................      103,458       4,052,450
  Scientific-Atlanta, Inc. .................................        4,900         117,306
  Sprint Corp. .............................................       27,100         544,168
  *Sprint Corp. (PCS Group).................................       30,200         737,182
  *Tellabs, Inc. ...........................................       12,600         188,496
  *Univision Communications, Inc., Class A..................        6,400         258,944

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  Verizon Communications....................................       83,102    $  3,944,021
  *WorldCom, Inc. ..........................................       90,400       1,272,832
                                                                             ------------
                                                                               27,264,745
                                                                             ------------
Computers -- 5.7%
  *Apple Computer, Inc. ....................................       10,600         232,140
  *Cisco Systems, Inc. .....................................      224,857       4,072,160
  Compaq Computer Corp. ....................................       52,000         507,520
  *Computer Sciences Corp. .................................        5,200         254,696
  *Dell Computer Corp. .....................................       80,100       2,177,118
  *EMC Corp. ...............................................       67,800         911,232
  *Gateway, Inc. ...........................................        9,900          79,596
  Hewlett Packard Co. ......................................       59,100       1,213,914
  International Business Machines Corp. ....................       52,817       6,388,744
  *NCR Corp. ...............................................        2,900         106,894
  *Network Appliance, Inc. .................................        9,600         209,952
  *Palm, Inc. ..............................................       17,318          67,194
  *Siebel Systems, Inc. ....................................       14,000         391,720
  *Sun Microsystems, Inc. ..................................       99,100       1,218,930
  Symbol Technologies, Inc. ................................        6,600         104,808
  *Unisys Corp. ............................................        9,600         120,384
  *Veritas Software Corp. ..................................       12,000         537,960
                                                                             ------------
                                                                               18,594,962
                                                                             ------------
Consumer Products -- 1.7%
  Clorox Co. ...............................................        7,300         288,715
  Fortune Brands, Inc. .....................................        4,500         178,155
  Grainger (W.W.), Inc. ....................................        2,900         139,200
  *Ingersoll Rand Co. ......................................        5,100         213,231
  Kimberly-Clark Corp. .....................................       16,300         974,740
  Maytag Corp. .............................................        2,400          74,472
  Newell Rubbermaid, Inc. ..................................        8,300         228,831
  Pall Corp. ...............................................        3,700          89,022
  Procter & Gamble Co. .....................................       39,579       3,131,886
  Stanley Works, Inc. ......................................        2,700         125,739
  Tupperware Corp. .........................................        1,700          32,725
  Whirlpool Corp. ..........................................        2,100         153,993
                                                                             ------------
                                                                                5,630,709
                                                                             ------------
Containers -- 0.1%
  Ball Corp. ...............................................          900          63,630
  Bemis Co., Inc. ..........................................        1,600          78,688

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Containers (Continued)
  *Pactiv Corp. ............................................        4,500    $     79,875
  *Sealed Air Corp. ........................................        2,600         106,132
                                                                             ------------
                                                                                  328,325
                                                                             ------------
Cosmetics and Toiletries -- 0.8%
  Alberto-Culver Co., Class B...............................        1,700          76,058
  Avon Products, Inc. ......................................        7,400         344,100
  Colgate-Palmolive Co. ....................................       17,400       1,004,850
  Gillette Co. .............................................       32,600       1,088,840
  International Flavors & Fragrances, Inc. .................        2,700          80,217
                                                                             ------------
                                                                                2,594,065
                                                                             ------------
Drugs & Health Care -- 11.8%
  Abbott Laboratories.......................................       47,667       2,657,435
  Aetna, Inc. ..............................................        4,200         138,558
  Allergan, Inc. ...........................................        4,000         300,200
  American Home Products Corp. .............................       40,500       2,485,080
  Amerisource Bergen Corp. .................................        3,154         200,437
  Bausch & Lomb, Inc. ......................................        1,600          60,256
  Baxter International, Inc. ...............................       18,200         976,066
  Becton, Dickinson & Co. ..................................        7,800         258,570
  *Biogen, Inc. ............................................        4,500         258,075
  Bristol-Myers Squibb Co. .................................       59,762       3,047,862
  Cardinal Health, Inc. ....................................       13,700         885,842
  *Chiron Corp. ............................................        5,700         249,888
  CVS Corp. ................................................       12,100         358,160
  Eli Lilly & Co. ..........................................       34,570       2,715,128
  *Forest Laboratories, Inc. ...............................        5,400         442,530
  HCA - The Healthcare Co. .................................       16,500         635,910
  *Health Management Associates, Inc., Class A..............        7,500         138,000
  *HealthSouth Corp. .......................................       12,200         180,804
  *Humana, Inc. ............................................        5,000          58,950
  *Immunex Corp. ...........................................       16,400         454,444
  IMS Health, Inc. .........................................        9,100         177,541
  Johnson & Johnson.........................................       94,010       5,555,991
  *King Pharmaceuticals, Inc. ..............................        7,233         304,726
  McKesson HBOC, Inc. ......................................        8,800         329,120
  *Medimmune, Inc. .........................................        6,600         305,910
  Merck & Co., Inc. ........................................       69,744       4,100,947
  Pfizer, Inc. .............................................      192,753       7,681,207
  Schering Plough Corp. ....................................       44,600       1,597,126
  *Tenet Healthcare Corp. ..................................        9,900         581,328

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  UnitedHealth Group, Inc. .................................        9,800    $    693,546
  *Watson Pharmaceuticals, Inc. ............................        3,200         100,448
  *Wellpoint Health Networks, Inc. .........................        2,000         233,700
                                                                             ------------
                                                                               38,163,785
                                                                             ------------
Electronic Instruments -- 0.2%
  *Analog Devices, Inc. ....................................       11,100         492,729
  *Conexant Systems, Inc. ..................................        7,000         100,520
                                                                             ------------
                                                                                  593,249
                                                                             ------------
Electronics -- 5.6%
  *Advanced Micro Devices, Inc. ............................       10,700         169,702
  *Agilent Technologies, Inc. ..............................       14,037         400,195
  Emerson Electric Co. .....................................       13,200         753,720
  General Electric Co. .....................................      304,699      12,212,336
  Johnson Controls, Inc. ...................................        2,700         218,025
  Molex, Inc. ..............................................        6,125         189,569
  Motorola, Inc. ...........................................       66,800       1,003,336
  PerkinElmer, Inc. ........................................        3,500         122,570
  *Power-One, Inc. .........................................        2,300          23,943
  RadioShack Corp. .........................................        5,700         171,570
  Rockwell International Corp. .............................        5,600         100,016
  *Sanmina Corp. ...........................................       16,100         320,390
  *Solectron Corp. .........................................       24,600         277,488
  *Tektronix, Inc. .........................................        2,800          72,184
  *Teradyne, Inc. ..........................................        5,300         159,742
  Texas Instruments, Inc. ..................................       52,900       1,481,200
  Thomas & Betts Corp. .....................................        1,700          35,955
  *Xilinx, Inc. ............................................       10,100         394,405
                                                                             ------------
                                                                               18,106,346
                                                                             ------------
Energy -- 1.4%
  *AES Corp. ...............................................       16,100         263,235
  *American Power Conversion Corp. .........................        6,000          86,760
  DTE Energy Co. ...........................................        5,100         213,894
  Dynegy, Inc., Class A.....................................        9,900         252,450
  FPL Group, Inc. ..........................................        5,500         310,200
  *Mirant Corp. ............................................       10,629         170,277
  Royal Dutch Petroleum Co. ................................       65,075       3,189,976
  Teco Energy, Inc. ........................................        4,200         110,208
                                                                             ------------
                                                                                4,597,000
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Entertainment -- 0.4%
  Walt Disney Co. ..........................................       63,600    $  1,317,792
                                                                             ------------
Finance -- 6.6%
  Ambac Financial Group, Inc. ..............................        3,150         182,259
  American Express Co. .....................................       40,300       1,438,307
  Bear Stearns Companies, Inc. .............................        3,000         175,920
  Capital One Financial Corp. ..............................        6,400         345,280
  Citigroup, Inc. ..........................................      157,693       7,960,343
  Countrywide Credit Industries, Inc. ......................        3,500         143,395
  Equifax, Inc. ............................................        4,300         103,845
  First Data Corp. .........................................       11,900         933,555
  FleetBoston Financial Corp. ..............................       32,012       1,168,438
  Franklin Resources, Inc. .................................        8,100         285,687
  H & R Block, Inc. ........................................        5,600         250,320
  Hartford Financial Services, Inc. ........................        7,500         471,225
  Household International, Inc. ............................       14,300         828,542
  Lehman Brothers Holdings, Inc. ...........................        7,500         501,000
  MBNA Corp. ...............................................       25,800         908,160
  Merrill Lynch & Co., Inc. ................................       25,900       1,349,908
  Morgan Stanley Dean Witter & Co. .........................       33,600       1,879,584
  Paychex, Inc. ............................................       11,550         402,517
  Providian Financial Corp. ................................        8,800          31,240
  State Street Corp. .......................................       10,000         522,500
  Stilwell Financial, Inc. .................................        7,000         190,540
  T.Rowe Price Group, Inc. .................................        3,800         131,974
  USA Education, Inc. ......................................        5,000         420,100
  Washington Mutual, Inc. ..................................       26,600         869,820
                                                                             ------------
                                                                               21,494,459
                                                                             ------------
Finance - Investment & Other -- 1.4%
  Charles Schwab Corp. .....................................       42,250         653,607
  Charter One Financial, Inc. ..............................        6,651         180,575
  Fannie Mae................................................       30,537       2,427,691
  Freddie Mac...............................................       21,100       1,379,940
                                                                             ------------
                                                                                4,641,813
                                                                             ------------
Food & Food Distributors -- 2.2%
  Albertson's, Inc. ........................................       12,300         387,327
  Archer-Daniels Midland Co. ...............................       19,737         283,226
  Campbell Soup Co. ........................................       12,300         367,401
  ConAgra, Inc. ............................................       16,400         389,828
  General Mills, Inc. ......................................       11,000         572,110
  Heinz (H.J.) Co. .........................................       10,700         439,984

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors (Continued)
  Hershey Foods Corp. ......................................        4,100    $    277,570
  Kellogg Co. ..............................................       12,300         370,230
  *Kroger Co. ..............................................       24,400         509,228
  *Safeway, Inc. ...........................................       15,700         655,475
  Sara Lee Corp. ...........................................       24,024         534,054
  *Starbucks Corp. .........................................       11,600         220,980
  Supervalu, Inc. ..........................................        4,300          95,116
  Sysco Corp. ..............................................       20,800         545,376
  Unilever N.V. ............................................       17,700       1,019,697
  Wrigley (Wm.) Jr., Co. ...................................        7,000         359,590
                                                                             ------------
                                                                                7,027,192
                                                                             ------------
Home Furnishings/Housewares -- 0.0%
  Leggett & Platt, Inc. ....................................        6,100         140,300
                                                                             ------------
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       11,600         126,672
  Marriott International, Inc., Class A.....................        7,500         304,875
  Starwood Hotels & Resorts Worldwide, Inc. ................        5,900         176,115
                                                                             ------------
                                                                                  607,662
                                                                             ------------
Industrial Diversified -- 0.1%
  Parker-Hannifin Corp. ....................................        3,500         160,685
  Sherwin-Williams Co. .....................................        4,600         126,500
                                                                             ------------
                                                                                  287,185
                                                                             ------------
Insurance -- 4.2%
  AFLAC, Inc. ..............................................       15,800         388,048
  Allstate Corp. ...........................................       21,900         738,030
  American International Group, Inc. .......................       80,410       6,384,554
  Aon Corp. ................................................        8,000         284,160
  Chubb Corp. ..............................................        5,400         372,600
  Cigna Corp. ..............................................        4,500         416,925
  Cincinnati Financial Corp. ...............................        4,800         183,120
  *Conseco, Inc. ...........................................        9,900          44,154
  Jefferson-Pilot Corp. ....................................        4,700         217,469
  John Hancock Financial Services, Inc. ....................        9,400         388,220
  Lincoln National Corp. ...................................        5,800         281,706
  Loews Corp. ..............................................        5,900         326,742
  Marsh & McLennan Cos., Inc. ..............................        8,500         913,325
  MBIA, Inc. ...............................................        4,650         249,379
  MetLife, Inc. ............................................       22,200         703,296
  MGIC Investment Corp. ....................................        3,300         203,676

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance (Continued)
  Progressive Corp. ........................................        2,300    $    343,390
  Safeco Corp. .............................................        4,000         124,600
  St. Paul Cos., Inc. ......................................        6,700         294,599
  Torchmark Corp. ..........................................        4,000         157,320
  UnumProvident Corp. ......................................        7,500         198,825
  XL Capital Ltd. ..........................................        4,000         365,440
                                                                             ------------
                                                                               13,579,578
                                                                             ------------
Leisure & Amusements -- 0.3%
  Brunswick Corp. ..........................................        2,800          60,928
  Carnival Corp., Class A...................................       17,900         502,632
  *Harrah's Entertainment, Inc. ............................        3,600         133,236
  Mattel, Inc. .............................................       13,200         227,040
                                                                             ------------
                                                                                  923,836
                                                                             ------------
Machinery & Heavy Equipment -- 0.3%
  Caterpillar, Inc. ........................................       10,500         548,625
  Deere & Co. ..............................................        7,300         318,718
  Dover Corp. ..............................................        6,400         237,248
  *McDermott International, Inc. ...........................        1,700          20,859
                                                                             ------------
                                                                                1,125,450
                                                                             ------------
Machinery & Instrumentation -- 0.1%
  Snap-On, Inc. ............................................        1,900          63,954
  *Waters Corp. ............................................        3,900         151,125
                                                                             ------------
                                                                                  215,079
                                                                             ------------
Manufacturing -- 2.6%
  Alcan Aluminium Ltd. .....................................        9,900         355,707
  Alcoa, Inc. ..............................................       26,240         932,832
  Allegheny Technologies, Inc. .............................        2,800          46,900
  Cooper Industries, Inc. ..................................        2,900         101,268
  Crane Co. ................................................        1,900          48,716
  Cummins Engine Co., Inc. .................................        1,300          50,102
  Danaher Corp. ............................................        4,400         265,364
  Eaton Corp. ..............................................        2,200         163,702
  Honeywell International, Inc. ............................       24,900         842,118
  Millipore Corp. ..........................................        1,400          84,980
  Minnesota Mining & Manufacturing Co. .....................       12,219       1,444,408
  PPG Industries, Inc. .....................................        5,200         268,944

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing (Continued)
  Textron, Inc. ............................................        4,300    $    178,278
  Tyco International Ltd. ..................................       61,156       3,602,088
                                                                             ------------
                                                                                8,385,407
                                                                             ------------
Manufacturing Equipment -- 0.3%
  Illinois Tool Works, Inc. ................................        9,300         629,796
  ITT Industries, Inc. .....................................        2,700         136,350
  *Thermo Electron Corp. ...................................        5,300         126,458
                                                                             ------------
                                                                                  892,604
                                                                             ------------
Medical & Medical Services -- 0.6%
  *Amgen Corp. .............................................       31,804       1,795,018
  *Manor Care, Inc. ........................................        3,200          75,872
                                                                             ------------
                                                                                1,870,890
                                                                             ------------
Medical Equipment & Supplies -- 1.2%
  Applera Corp. ............................................        6,400         251,328
  Bard (C.R.), Inc. ........................................        1,600         103,200
  *Boston Scientific Corp. .................................       12,200         294,264
  *Genzyme Corp. ...........................................        6,400         383,104
  *Guidant Corp. ...........................................        9,500         473,100
  Medtronic, Inc. ..........................................       37,200       1,905,012
  Stryker Corp. ............................................        6,000         350,220
  *Zimmer Holdings, Inc. ...................................        6,026         184,034
                                                                             ------------
                                                                                3,944,262
                                                                             ------------
Medical Instruments -- 0.1%
  Biomet, Inc. .............................................        8,100         250,290
  *St. Jude Medical, Inc. ..................................        2,600         201,890
                                                                             ------------
                                                                                  452,180
                                                                             ------------
Metals & Mining -- 0.2%
  Barrick Gold Corp. .......................................       16,593         264,658
  *Freeport-McMoRan Copper & Gold, Inc. ....................        3,800          50,882
  *Inco Ltd. ...............................................        5,600          94,864
  Newmont Mining Corp. .....................................        6,100         116,571
  Phelps Dodge Corp. .......................................        2,500          81,000
  Placer Dome, Inc. ........................................        9,600         104,736
  Worthington Industries, Inc. .............................        2,700          38,340
                                                                             ------------
                                                                                  751,051
                                                                             ------------
Office Equipment & Supplies -- 0.3%
  Avery-Dennison Corp. .....................................        3,500         197,855
  Pitney Bowes, Inc. .......................................        7,700         289,597

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Office Equipment & Supplies (Continued)
  *Staples, Inc. ...........................................       13,900    $    259,930
  Xerox Corp. ..............................................       20,800         216,736
                                                                             ------------
                                                                                  964,118
                                                                             ------------
Oil & Gas -- 5.4%
  Amerada Hess Corp. .......................................        2,800         175,000
  Anadarko Petroleum Corp. .................................        7,649         434,846
  Apache Corp. .............................................        4,180         208,498
  Baker Hughes, Inc. .......................................       10,200         371,994
  Burlington Resources, Inc. ...............................        6,300         236,502
  ChevronTexaco Corp. ......................................       32,790       2,938,312
  Conoco, Inc. .............................................       18,800         532,040
  Devon Energy Corp. .......................................        3,900         150,735
  El Paso Corp. ............................................       15,841         706,667
  EOG Resources, Inc. ......................................        3,500         136,885
  Exxon Mobil Corp. ........................................      209,700       8,241,210
  Kerr-McGee Corp. .........................................        3,000         164,400
  KeySpan Corp. ............................................        4,100         142,065
  Kinder Morgan, Inc. ......................................        3,600         200,484
  *Nabors Industries, Inc. .................................        4,500         154,485
  *Noble Drilling Corp. ....................................        4,000         136,160
  Occidental Petroleum Corp. ...............................       11,500         305,095
  Phillips Petroleum Co. ...................................       11,500         692,990
  Sunoco, Inc. .............................................        2,600          97,084
  Transocean Sedco Forex, Inc. .............................        9,700         328,054
  Unocal Corp. .............................................        7,500         270,525
  USX-Marathon Group, Inc. .................................        9,300         279,000
  Williams Cos., Inc. ......................................       15,600         398,112
                                                                             ------------
                                                                               17,301,143
                                                                             ------------
Oil Equipment & Services -- 0.4%
  Halliburton Co. ..........................................       13,200         172,920
  *Rowan Cos., Inc. ........................................        2,900          56,173
  Schlumberger Ltd. ........................................       17,400         956,130
                                                                             ------------
                                                                                1,185,223
                                                                             ------------
Paper & Forest Products -- 0.4%
  Boise Cascade Corp. ......................................        1,700          57,817
  Georgia Pacific Corp. ....................................        6,992         193,049
  International Paper Co. ..................................       14,921         602,062
  Louisiana-Pacific Corp. ..................................        3,700          31,228
  Mead Corp. ...............................................        3,100          95,759

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products (Continued)
  Temple Inland, Inc. ......................................        1,400    $     79,422
  Westvaco Corp. ...........................................        3,100          88,195
  Willamette Industries, Inc. ..............................        3,500         182,420
                                                                             ------------
                                                                                1,329,952
                                                                             ------------
Photography Equipment & Supplies -- 0.1%
  Eastman Kodak Co. ........................................        8,900         261,927
                                                                             ------------
Railroads -- 0.4%
  Burlington Northern Santa Fe Corp. .......................       12,000         342,360
  CSX Corp. ................................................        6,700         234,835
  Norfolk Southern Corp. ...................................       11,900         218,127
  Union Pacific Corp., Series A.............................        7,700         438,900
                                                                             ------------
                                                                                1,234,222
                                                                             ------------
Real Estate -- 0.3%
  Equity Office Properties Trust............................       12,400         372,992
  Equity Residential Properties Trust.......................        8,000         229,680
  Weyerhaeuser Co. .........................................        6,700         362,336
                                                                             ------------
                                                                                  965,008
                                                                             ------------
Residential Construction -- 0.0%
  KB HOME...................................................        1,500          60,150
                                                                             ------------
Restaurants -- 0.5%
  Darden Restaurants, Inc. .................................        3,700         130,980
  McDonald's Corp. .........................................       39,300       1,040,271
  *Tricon Global Restaurants, Inc. .........................        4,500         221,400
  Wendy's International, Inc. ..............................        3,700         107,929
                                                                             ------------
                                                                                1,500,580
                                                                             ------------
Retail Merchandising -- 6.3%
  *Bed, Bath & Beyond, Inc. ................................        8,800         298,320
  *Best Buy Co., Inc. ......................................        6,400         476,672
  Big Lots, Inc. ...........................................        3,200          33,280
  Circuit City Stores, Inc. ................................        6,300         163,485
  *Costco Wholesale Corp. ..................................       13,800         612,444
  Dillard's, Inc., Class A..................................        2,200          35,200
  Dollar General Corp. .....................................       10,375         154,587
  Family Dollar Stores, Inc. ...............................        5,300         158,894
  *Federated Department Stores, Inc. .......................        6,000         245,400
  Gap, Inc. ................................................       26,000         362,440
  Hasbro, Inc. .............................................        5,400          87,642
  Home Depot, Inc. .........................................       71,747       3,659,814

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising (Continued)
  *Kmart Corp. .............................................       15,200    $     82,992
  *Kohls Corp. .............................................       10,100         711,444
  Limited, Inc. ............................................       13,000         191,360
  Lowe's Cos., Inc. ........................................       23,600       1,095,276
  May Department Stores Co. ................................        9,200         340,216
  Nordstrom, Inc. ..........................................        4,200          84,966
  *Office Depot, Inc. ......................................        9,100         168,714
  Penney (J.C.) Co., Inc. ..................................        8,100         217,890
  Sears, Roebuck & Co. .....................................       10,200         485,928
  Target Corp. .............................................       27,300       1,120,665
  Tiffany & Co., Inc. ......................................        4,600         144,762
  TJX Cos., Inc. ...........................................        8,600         342,796
  *Toys "R" Us, Inc. .......................................        6,100         126,514
  Wal-Mart Stores, Inc. ....................................      136,637       7,863,459
  Walgreen Co. .............................................       30,900       1,040,094
  Winn-Dixie Stores, Inc. ..................................        4,600          65,550
                                                                             ------------
                                                                               20,370,804
                                                                             ------------
Semiconductors -- 3.4%
  *Altera Corp. ............................................       11,600         246,152
  *Applied Materials, Inc. .................................       24,700         990,470
  *Applied Micro Circuits Corp. ............................        9,200         104,144
  *Broadcom Corp., Class A..................................        8,000         326,960
  Intel Corp. ..............................................      206,387       6,490,871
  *Jabil Circuit, Inc. .....................................        5,800         131,776
  *KLA-Tencor Corp. ........................................        5,700         282,492
  Linear Technology Corp. ..................................        9,900         386,496
  *LSI Logic Corp. .........................................       11,100         175,158
  *Maxim Integrated Products, Inc. .........................        9,900         519,849
  *Micron Technology, Inc. .................................       18,300         567,300
  *National Semiconductor Corp. ............................        5,300         163,187
  *Novellus Systems, Inc. ..................................        4,300         169,635
  *NVIDIA Corp. ............................................        4,200         280,980
  *PMC-Sierra, Inc. ........................................        5,000         106,300
  *QLogic Corp. ............................................        2,900         129,079
  *Vitesse Semiconductors Corp. ............................        5,700          70,851
                                                                             ------------
                                                                               11,141,700
                                                                             ------------
Software -- 4.8%
  Adobe Systems, Inc. ......................................        7,400         229,770
  Autodesk, Inc. ...........................................        1,500          55,905
  *BMC Software, Inc. ......................................        7,600         124,412

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software (Continued)
  *Citrix Systems, Inc. ....................................        5,600    $    126,896
  Computer Associates International, Inc. ..................       17,800         613,922
  *Compuware Corp. .........................................       11,200         132,048
  *International Game Technology, Inc. .....................        2,300         157,090
  *Intuit, Inc. ............................................        6,200         265,236
  *Mercury Interactive Corp. ...............................        2,500          84,950
  *Microsoft Corp. .........................................      165,080      10,936,550
  *Novell, Inc. ............................................       10,200          46,818
  *Oracle Corp. ............................................      170,469       2,354,177
  *Parametric Technology Corp. .............................        8,400          65,604
  *PeopleSoft, Inc. ........................................        9,000         361,800
                                                                             ------------
                                                                               15,555,178
                                                                             ------------
Steel -- 0.1%
  Nucor Corp. ..............................................        2,400         127,104
  USX-U.S. Steel Group, Inc. ...............................        2,900          52,519
                                                                             ------------
                                                                                  179,623
                                                                             ------------
Tobacco -- 1.0%
  Philip Morris Cos., Inc. .................................       66,400       3,044,440
  UST, Inc. ................................................        5,000         175,000
                                                                             ------------
                                                                                3,219,440
                                                                             ------------
Travel -- 0.1%
  *Sabre Holdings Corp. ....................................        4,068         172,280
                                                                             ------------
Trucking -- 0.2%
  *FDX Corp. ...............................................        9,500         492,860
  Ryder System, Inc. .......................................        2,000          44,300
                                                                             ------------
                                                                                  537,160
                                                                             ------------
Utilities -- 2.2%
  Allegheny Energy, Inc. ...................................        3,800         137,636
  Ameren Corp. .............................................        4,300         181,890
  American Electric Power Co. ..............................        9,960         433,559
  *Calpine Corp. ...........................................        9,200         154,468
  Cinergy Corp. ............................................        5,000         167,150
  CMS Energy Corp. .........................................        4,000          96,120
  Consolidated Edison, Inc. ................................        6,500         262,340
  Constellation Energy Group................................        5,000         132,750
  Dominion Resources, Inc. .................................        7,900         474,790
  Duke Energy Corp. ........................................       23,400         918,684
  *Edison International.....................................       10,300         155,530
  Entergy Corp. ............................................        6,900         269,859

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities (Continued)
  Exelon Corp. .............................................        9,712    $    465,011
  FirstEnergy Corp. ........................................        8,886         310,832
  *Niagara Mohawk Holdings, Inc. ...........................        4,900          86,877
  Nicor, Inc. ..............................................        1,300          54,132
  NiSource, Inc. ...........................................        6,264         144,448
  Peoples Energy Corp. .....................................        1,100          41,723
  *PG&E Corp. ..............................................       12,000         230,880
  Pinnacle West Capital Corp. ..............................        2,700         112,995
  PP&L Corp. ...............................................        4,500         156,825
  Progress Energy, Inc. ....................................        6,526         293,866
  Public Service Enterprise Group, Inc. ....................        6,200         261,578
  Reliant Energy, Inc. .....................................        9,200         243,984
  Sempra Energy.............................................        6,207         152,382
  Southern Co. .............................................       20,800         527,280
  TXU Corp. ................................................        7,900         372,485
  Xcel Energy, Inc. ........................................       10,380         287,941
                                                                             ------------
                                                                                7,128,015
                                                                             ------------
Waste Management -- 0.2%
  *Allied Waste Industries, Inc. ...........................        5,900          82,954
  Waste Management, Inc. ...................................       19,100         609,481
                                                                             ------------
                                                                                  692,435
                                                                             ------------
    TOTAL COMMON STOCK (COST $390,870,005)..................                  320,573,857
                                                                             ------------
SHORT TERM INVESTMENTS -- 0.8%
  BlackRock Provident Institutional Funds -- TempCash.......    1,307,141       1,307,141
  BlackRock Provident Institutional Funds -- TempFund.......    1,307,142       1,307,142
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $2,614,283)..........                    2,614,283
                                                                             ------------
    TOTAL INVESTMENTS -- 99.5% (COST $393,484,288)..........                  323,188,140
+OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%..............                    1,726,641
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $8.12 per share based on 39,998,846 shares
    of capital stock outstanding)...........................                 $324,914,781
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($324,914,781/39,998,846 shares outstanding)..............                 $       8.12
                                                                             ============

*Non-Income Producing.
+Cash of $510,000 segregated as initial margin for open futures contacts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the International Portfolio for the year 2001 was -12.20%. This performance substantially exceeded by more than 9% the -21.62% return of the Morgan Stanley EAFE Index, our benchmark index.

     The Boston Company Asset Management, LLC is the sub-adviser that performs the day-to-day management of the Portfolio. The firm employs a disciplined approach to global value investing that it believes leads to outperformance with reduced volatility.

     International value stocks continued to outperform growth stocks for the second year in a row, as was true of the US equity markets. In 2001, for the most part, international investors became more defensive in the face of a slowing world economy.

     Most of the Portfolio's out-performance is due to individual stock selection. The sub-adviser has demonstrated this ability over many years since inception of this Portfolio on November 1, 1991. In addition, their value-style bias has served the Portfolio especially well in the last two years. The return of the Portfolio in 2001 easily surpassed the -18.8% return of the Morgan Stanley EAFE Value Index as well. Individual stock selection in 2001 across many sectors was especially strong in the first half of the year.

     In Japan, out-performance came from being exposed to export oriented stocks and not owning domestic companies that are most exposed to the deteriorating local fundamentals. Banks in Japan continue to be affected by the lack of growth and increasing exposure to bad debts as the economy falters.

     The role of individual country selection as a key determinant of international equity performance has been declining. The sub-adviser continues to underweight Japan versus the EAFE Index.

     The largest country holdings of the Portfolio include:

COUNTRY                                                          %
-------                                                         ----
United Kingdom                                                  20.0%
Japan                                                           18.4%
Netherlands                                                      8.5%
France                                                           7.7%
Germany                                                          7.4%
Switzerland                                                      5.8%
Italy                                                            5.6%

     This continues to be an attractive time for value investing through rigorous analysis. Lower P/E and P/B stocks have been able to weather earnings surprises more easily. Periods of economic weakness have often produced opportunities to purchase normally highly priced blue chip stocks. Your Portfolio is once again picking up stocks with solid balance sheets and strong franchises that other investors have sold. Often these distressed prices are more a result of investors fears of the economy and their assumption that negative results will automatically accrue then of any company-specific negative circumstance. This presents an excellent opportunity for value portfolios such as yours. We look forward to your continued support.

Sarah C. Lange, CFA
President

[MARKET STREET FUND INTERNATIONAL PORTFOLIO GRAPH]

                                                                            FUND                              EAFE+
                                                                            ----                              -----
Start*                                                                    10000.00                           10000.00
91                                                                         9721.00                           10030.00
92                                                                         9011.00                            8806.00
93                                                                        12265.00                           11677.00
94                                                                        12297.00                           12585.00
95                                                                        14057.00                           13994.00
96                                                                        15587.00                           14834.00
97                                                                        17093.00                           15101.00
98                                                                        18825.00                           18121.00
99                                                                        24346.00                           23008.00
00                                                                        23694.00                           19748.00
01                                                                        20803.00                           15478.00


                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
       -12.20%                   5.94%                   7.91%                   7.46%

Past performance is not predictive of future performance.

+ The Morgan Stanley Capital International Europe, Australia, Far East (EAFE)
  Index is an unmanaged index of more than 900 companies from these regions. The EAFE Index reflects the prices of these common stocks translated into U.S. dollars with dividends reinvested net of any foreign taxes.

* Inception date was November 1, 1991

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 95.3%
Australia -- 2.4%
  National Australia Bank Ltd. .............................       59,044    $   962,935
  Santos Ltd. ..............................................      209,500        664,892
                                                                             -----------
                                                                               1,627,827
                                                                             -----------
Belgium -- 1.2%
  Dexia Belgium.............................................       56,660        814,747
                                                                             -----------
Brazil -- 1.0%
  Petroleo Brasileiro SA ADR................................       16,300        362,349
  Telecomunicacoes Brasileiras SA ADR.......................        8,211        328,440
                                                                             -----------
                                                                                 690,789
                                                                             -----------
Finland -- 1.2%
  Kesko Oyj.................................................       38,900        356,747
  *Sampo Oyj................................................       57,450        450,139
                                                                             -----------
                                                                                 806,886
                                                                             -----------
France -- 7.7%
  Air France................................................       24,810        363,164
  Alstom SA.................................................       14,815        164,755
  Assurances Generales de France............................       10,978        526,849
  Banque Nationale de Paris.................................        8,360        748,077
  Compagnie de Saint Gobain.................................        2,870        433,137
  Compagnie Francaise de Petroleum Total....................          500         71,408
  *Dexia Strips.............................................       45,100            402
  Michelin - (CGDE).........................................       20,633        680,651
  Schneider Electric SA.....................................        9,570        460,129
  Societe Generale..........................................        3,492        195,413
  Total Fina SA ADR.........................................       16,641      1,168,864
  Usinor Sacilor............................................       39,920        499,391
                                                                             -----------
                                                                               5,312,240
                                                                             -----------
Germany -- 7.4%
  Bayer AG..................................................       28,516        906,422
  Commerzbank AG............................................       53,190        821,681
  Deutsche Lufthansa AG.....................................       28,320        380,754
  Deutsche Post AG..........................................       53,660        740,553
  E.On AG...................................................       21,024      1,093,206
  HypoVereinsbank AG........................................       16,590        504,442
  Metallgesellschaft AG.....................................        7,195         60,603
  Volkswagen AG.............................................       11,820        550,418
                                                                             -----------
                                                                               5,058,079
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Greece -- 0.9%
  Hellenic Telecommunications Organization SA ADR...........       85,095    $   648,424
                                                                             -----------
Hong Kong -- 0.7%
  Swire Pacific Ltd., Class A...............................       94,000        512,321
                                                                             -----------
India -- 0.4%
  Videsh Sanchar Nigam Ltd. ................................       26,100        250,560
                                                                             -----------
Ireland -- 2.4%
  Bank of Ireland...........................................      107,855      1,020,816
  *Elan Corp. Plc ADR.......................................       14,400        648,864
                                                                             -----------
                                                                               1,669,680
                                                                             -----------
Italy -- 5.6%
  *Banca Popolare di Bergamo Credito Varesino Spa...........       30,620        490,740
  Eni Spa...................................................       84,400      1,058,081
  *Finmeccanica Spa.........................................      921,140        795,557
  Istituto Bancario San Paolo di Torino Spa.................       34,972        375,216
  Snam Rete Gas Spa.........................................       24,400         64,524
  Telecom Italia Spa........................................      198,540      1,060,652
                                                                             -----------
                                                                               3,844,770
                                                                             -----------
Japan -- 18.4%
  77 Bank Ltd. .............................................      101,000        446,200
  Aiful Corp. ..............................................        8,950        579,094
  Canon, Inc. ..............................................       33,000      1,135,587
  Credit Saison Co. ........................................       51,500      1,002,022
  Fuji Machine Mfg. Co. Ltd. ...............................       23,000        300,092
  Honda Motor Co. Ltd. .....................................       20,000        798,108
  Konami Co. Ltd. ..........................................       11,300        335,396
  Lawson, Inc. .............................................       14,600        417,748
  Mabuchi Motor Co. Ltd. ...................................        8,200        675,721
  Matsumotokiyoshi Co. Ltd. ................................       18,700        660,621
  Mineba Co. Ltd. ..........................................       82,000        441,721
  Murata Manufacturing Co. Ltd. ............................        4,000        240,806
  Nippon Express Co. Ltd. ..................................      207,000        702,846
  Nishimatsu Construction Co. Ltd. .........................       60,800        179,997
  Nissan Motor Co. Ltd. ....................................      120,000        636,350
  Rinnai Corp. .............................................       34,400        553,823
  Rohm Co. Ltd. ............................................        2,300        303,426
  Shin-Etsu Chemical Co. Ltd. ..............................       18,000        646,879
  Shohkoh Fund & Co. Ltd. ..................................        3,050        242,027
  Sumitomo Bakelite Co. Ltd. ...............................       72,000        440,043
  Takeda Chemical Industries Ltd. ..........................       18,000        814,436

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan (Continued)
  TDK Corp. ................................................        8,200    $   386,663
  Yamaha Motor Co. Ltd. ....................................       62,500        380,074
  Yamanouchi Pharmaceuticals Co. Ltd. ......................       13,000        343,202
                                                                             -----------
                                                                              12,662,882
                                                                             -----------
Korea -- 1.3%
  Korea Electric Power ADR..................................       36,400        333,060
  Pohang Iron & Steel Co. Ltd. ADR..........................       24,760        569,480
                                                                             -----------
                                                                                 902,540
                                                                             -----------
Mexico -- 0.4%
  Telefonos de Mexico SA ADR................................        7,816        273,716
                                                                             -----------
Netherlands -- 8.5%
  ABN Amro Holding N.V. ....................................       59,455        957,637
  Akzo Nobel N.V. ..........................................       10,250        457,687
  Buhrmann N.V. ............................................       40,070        439,902
  Fortis N.V. ..............................................       48,660      1,260,779
  Hunter Douglas N.V. ......................................       20,385        546,869
  Philips Electronics N.V. .................................       28,250        822,357
  Stork N.V. ...............................................       36,369        293,706
  Vedior N.V. ..............................................       45,750        548,697
  Wolters Klumer N.V. ......................................       24,900        567,562
                                                                             -----------
                                                                               5,895,196
                                                                             -----------
New Zealand -- 0.5%
  Telecom Corporation of New Zealand Ltd. ..................      180,093        374,954
                                                                             -----------
Norway -- 0.5%
  *Statoil ASA..............................................       54,990        377,052
                                                                             -----------
Portugal -- 1.9%
  Electricidade de Portugal SA..............................      257,520        559,467
  *Portugal Telecom SA......................................       92,948        724,139
                                                                             -----------
                                                                               1,283,606
                                                                             -----------
Singapore -- 2.1%
  Creative Technology Ltd. ADR..............................       34,950        286,590
  DBS Group Holdings Ltd. ..................................      157,000      1,173,355
                                                                             -----------
                                                                               1,459,945
                                                                             -----------
Spain -- 3.2%
  Endesa SA.................................................       77,396      1,210,777
  Repsol ADR................................................       66,670        968,715
                                                                             -----------
                                                                               2,179,492
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Sweden -- 1.5%
  Autoliv, Inc. SDR.........................................       30,100    $   602,592
  Investor AB - B Shares....................................       37,270        406,820
                                                                             -----------
                                                                               1,009,412
                                                                             -----------
Switzerland -- 5.8%
  Barry Callebaut AG - Registered Shares....................        3,758        388,749
  Clariant AG - Registered Shares...........................       35,340        665,170
  Givaudan AG - Registered Shares...........................          640        195,050
  Novartis AG - Registered Shares...........................       17,600        636,033
  Roche Holding AG - Registered Shares......................        9,510        678,758
  *United Bank of Switzerland AG - Registered Shares........       15,890        802,018
  Zurich Financial Services AG - Registered Shares..........        2,530        593,532
                                                                             -----------
                                                                               3,959,310
                                                                             -----------
Taiwan -- 0.3%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR...........       11,712        201,095
                                                                             -----------
United Kingdom -- 20.0%
  Allied Domecq Plc.........................................      161,800        959,016
  Barclays Plc..............................................       39,676      1,313,698
  BOC Group Plc.............................................       62,837        969,410
  British Aerospace Plc.....................................      206,898        931,973
  Bunzl Plc.................................................      160,954      1,030,720
  Cadbury Schweppes Plc.....................................       95,920        611,462
  Diageo Plc................................................       89,468      1,022,171
  Enterprise Oil Plc........................................      115,530        783,550
  Morgan Crucible Co. Plc...................................      208,096        581,502
  Rexam Plc.................................................      203,158      1,108,056
  Rio Tinto Plc.............................................       46,233        885,511
  *Royal & Sun Alliance Insurance Group Plc.................      198,386      1,139,778
  Scottish and Southern Energy Plc..........................       78,690        698,611
  Unilever Plc..............................................      122,370      1,004,478
  Wolseley Plc..............................................       80,721        675,524
                                                                             -----------
                                                                              13,715,460
                                                                             -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $71,143,964).....                  65,530,983
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.4%
  BlackRock Provident Institutional Funds -- TempCash.......      464,931    $   464,931
  BlackRock Provident Institutional Funds -- TempFund.......      464,932        464,932
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $929,863)............                     929,863
                                                                             -----------
    TOTAL INVESTMENTS -- 96.7% (COST $72,073,827)...........                  66,460,846
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.3%...............                   2,284,811
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $11.20 per share based on 6,136,996 shares
    of capital stock outstanding)...........................                 $68,745,657
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($68,745,657/6,136,996 shares outstanding)................                 $     11.20
                                                                             ===========

ADR: American Depositary Receipt

SDR: Special Drawing Rights

*Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the Mid Cap Growth Portfolio for the year 2001 was -3.36%. This performance lagged the -0.60% return of the S&P Mid Cap 400 Index, our benchmark index.

     T. Rowe Price began management of the Mid Cap Growth Portfolio as a sub-adviser on January 29, 2001. Prior to that date, another investment adviser managed the Portfolio. The first quarter witnessed the restructuring of this portfolio from a small cap portfolio to a mid cap growth portfolio, benchmarked to the S&P Mid Cap 400 Index.

     We are pleased with the Portfolio's results in a difficult year for the stock market overall. The limited loss is testament not just to the Portfolio's mid-cap focus, although, mid-caps did outperform large-caps for the second consecutive year but to a stable investment approach that emphasizes discipline, diversification, and growth at a reasonable price. Though value stocks outperformed growth stocks again in 2001 and the S&P Mid Cap 400 represents both growth and value stocks, the Portfolio delivered comparable performance despite its growth orientation. The valuation and diversification disciplines practiced by the sub-adviser helped the Portfolio avoid the steeper losses posted by many more aggressive managers although the Portfolio had its share of tech and telecom disappointments.

     In the fourth quarter, growth stock investing experienced a significant rebound. Your Portfolio gained over 21% in the final quarter, ahead of the 17.99% advance of the S&P Mid Cap 400 Index. Individual stock selection decisions were strong in the technology, consumer non-durables, and materials & services sectors. An overweight to the finance sector also benefited the Portfolio.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Business & Consumer Services                                    18.5%
Drugs & Health Care                                             13.3%
Retail Merchandising                                             6.5%
Communications                                                   5.9%
Oil & Gas                                                        5.4%

     We believe the market's price/earnings ratio is back to normal levels after a period of overvaluation. Mid-cap stocks continue to look compelling based on projected earnings growth rates and valuation. We look forward to your continued support.

Sarah C. Lange, CFA
President

[MARKET STREET FUND MID CAP GROWTH PORTFOLIO GRAPH]

                                                          FUND                  S&P MID CAP 400#              RUSSELL 2000+
                                                          ----                  ----------------              -------------
Start*                                                  10000.00                    10000.00                    10000.00
89                                                      10357.00                    11008.00                    10340.00
90                                                      11472.00                    10120.00                     8324.00
91                                                      17935.00                    14834.00                    12161.00
92                                                      18398.00                    16247.00                    14399.00
93                                                      19347.00                    18515.00                    17120.00
94                                                      19355.00                    17852.00                    16808.00
95                                                      21963.00                    23377.00                    21599.00
96                                                      26575.00                    27865.00                    25171.00
97                                                      32212.00                    36852.00                    30767.00
98                                                      34786.00                    43894.00                    30078.00
99                                                      40338.00                    50356.00                    36503.00
00                                                      55763.00                    59173.00                    35437.00
01                                                      53890.00                    58818.00                    36319.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
       -3.36%                   15.19%                  11.63%                  14.21%

Past performance is not predictive of future performance.

# This S&P Mid Cap 400 Index is a market weighted index comprising 400 domestic mid cap stocks chosen for market size, liquidity, and industry group representation.

+ The Russell 2000 Index is an unmanaged stock index of small capitalization companies.

* Inception date was May 1, 1989

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 94.9%
Aerospace & Defense -- 1.0%
  Rockwell Collins, Inc. ...................................       48,600    $   947,700
                                                                             -----------
Apparel -- 0.5%
  *Coach, Inc. .............................................       13,600        530,128
                                                                             -----------
Banks -- 0.2%
  *Silicon Valley Bancshares................................        7,400        197,802
                                                                             -----------
Business & Consumer Services -- 18.5%
  *Affiliated Computer Services, Inc. ......................       26,000      2,759,380
  *Apollo Group, Inc. ......................................        5,900        265,559
  *BISYS Group, Inc. .......................................       13,300        851,067
  *Catalina Marketing Corp. ................................       15,300        530,910
  *Ceridian Corp. ..........................................       36,700        688,125
  *ChoicePoint, Inc. .......................................       17,000        861,730
  *Concord EFS, Inc. .......................................       70,600      2,314,268
  *Convergys Corp. .........................................       25,600        959,744
  *Fiserv, Inc. ............................................       11,100        469,752
  *Internet Security Systems, Inc. .........................       11,800        378,308
  *Iron Mountain, Inc. .....................................       19,400        849,720
  *KPMG Consulting, Inc. ...................................       57,700        956,089
  *Lamar Advertising Co. ...................................       29,500      1,249,030
  Manpower, Inc. ...........................................       34,300      1,156,253
  *Robert Half International, Inc. .........................       56,900      1,519,230
  *TMP Worldwide, Inc. .....................................       10,600        454,740
  *VeriSign, Inc. ..........................................       22,000        836,880
  Viad Corp. ...............................................       21,600        511,488
  *Weight Watchers International, Inc. .....................       17,700        598,614
                                                                             -----------
                                                                              18,210,887
                                                                             -----------
Business Equipment -- 0.3%
  *Lexmark International Group, Inc., Class A...............        5,100        300,900
                                                                             -----------
Communications -- 5.9%
  *Brocade Communications Systems, Inc. ....................        7,300        241,776
  *Charter Communications, Inc., Class A....................       56,000        920,080
  *Cox Radio, Inc., Class A.................................       26,500        675,220
  *Entercom Communications Corp. ...........................        6,000        300,000
  *L-3 Communications Corp. ................................        8,800        792,000
  *Rogers Communications, Inc. .............................       38,400        645,120
  *Triton PCS Holdings, Inc., Class A.......................       26,200        768,970
  *Western Wireless Corp., Class A..........................       49,700      1,404,025
                                                                             -----------
                                                                               5,747,191
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 1.1%
  *RealNetworks, Inc. ......................................       22,100    $   131,274
  *Siebel Systems, Inc. ....................................        7,400        207,052
  *SunGard Data Systems, Inc. ..............................       19,100        552,563
  Symbol Technologies, Inc. ................................       11,800        187,384
                                                                             -----------
                                                                               1,078,273
                                                                             -----------
Drugs & Health Care -- 13.3%
  *Alkermes, Inc. ..........................................       21,900        577,284
  Allergan, Inc. ...........................................       10,600        795,530
  Amerisource Bergen Corp. .................................       19,700      1,251,935
  *Cephalon, Inc. ..........................................       14,700      1,111,099
  *Gilead Sciences, Inc. ...................................       25,300      1,662,716
  *Health Management Associates, Inc., Class A..............       36,700        675,280
  *Human Genome Sciences, Inc. .............................       10,300        347,316
  *IDEC Pharmaceuticals Corp. ..............................       10,700        737,551
  *King Pharmaceuticals, Inc. ..............................       22,100        931,073
  *Medimmune, Inc. .........................................       25,100      1,163,385
  *Protein Design Labs, Inc. ...............................        3,000         98,400
  *Shire Pharmaceuticals Group..............................       18,500        677,100
  Teva Pharmaceutical Industries Ltd., ADR..................       11,800        727,234
  *Vertex Pharmaceuticals, Inc. ............................       11,100        272,949
  *WebMD Corp. .............................................        7,500         52,950
  *Wellpoint Health Networks, Inc. .........................       16,600      1,939,710
                                                                             -----------
                                                                              13,021,512
                                                                             -----------
Electronic Instruments -- 0.4%
  *Analog Devices, Inc. ....................................        9,900        439,461
                                                                             -----------
Electronics -- 1.4%
  *Celestica, Inc. .........................................       16,100        650,279
  *Sanmina Corp. ...........................................       36,600        728,340
                                                                             -----------
                                                                               1,378,619
                                                                             -----------
Finance -- 2.4%
  Capital One Financial Corp. ..............................        7,300        393,835
  *Certegy, Inc. ...........................................       29,500      1,009,490
  Franklin Resources, Inc. .................................       26,600        938,182
                                                                             -----------
                                                                               2,341,507
                                                                             -----------
Finance - Investment & Other -- 4.0%
  Federated Investors, Inc., Class B........................       22,900        730,052
  Legg Mason, Inc. .........................................        8,100        404,838
  Nationwide Financial Services, Inc. ......................        3,700        153,402

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance - Investment & Other (Continued)
  PMI Group, Inc. ..........................................        8,900    $   596,389
  Waddell & Reed Financial, Inc. ...........................       62,400      2,009,280
                                                                             -----------
                                                                               3,893,961
                                                                             -----------
Food & Food Distributors -- 2.5%
  *Starbucks Corp. .........................................       36,600        697,230
  Sysco Corp. ..............................................       15,000        393,300
  *Whole Foods Market, Inc. ................................       32,300      1,406,988
                                                                             -----------
                                                                               2,497,518
                                                                             -----------
Healthcare Services -- 1.4%
  *Abgenix, Inc. ...........................................        6,600        222,024
  *Laboratory Corp. of America Holdings.....................       14,200      1,148,070
                                                                             -----------
                                                                               1,370,094
                                                                             -----------
Industrial -- 0.3%
  *MSC Industrial Direct Co., Inc. .........................       17,400        343,650
                                                                             -----------
Insurance -- 4.7%
  ACE Ltd. .................................................       17,300        694,595
  Allmerica Financial Corp. ................................       17,500        779,625
  *Principal Financial Group................................       18,000        432,000
  Progressive Corp. ........................................        7,000      1,045,100
  *Protective Life Corp. ...................................       20,600        595,958
  Radian Group, Inc. .......................................       24,400      1,047,980
                                                                             -----------
                                                                               4,595,258
                                                                             -----------
Manufacturing -- 1.7%
  *Cabot Microelectronics Corp. ............................        2,900        229,825
  Danaher Corp. ............................................       16,200        977,022
  Teleflex, Inc. ...........................................        9,600        454,176
                                                                             -----------
                                                                               1,661,023
                                                                             -----------
Manufacturing Equipment -- 1.0%
  ITT Industries, Inc. .....................................       19,700        994,850
                                                                             -----------
Medical & Medical Services -- 4.8%
  *Anthem, Inc. ............................................       20,500      1,014,750
  *Biovail Corp. ...........................................       10,000        562,500
  *DaVita, Inc. ............................................       29,500        721,275
  *Lincare Holdings, Inc. ..................................       23,400        670,410
  Omnicare, Inc. ...........................................       71,700      1,783,896
                                                                             -----------
                                                                               4,752,831
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 2.7%
  *Apogent Technologies, Inc. ..............................       44,000    $ 1,135,200
  *Invitrogen Corp. ........................................       10,300        637,879
  *Waters Corp. ............................................       22,100        856,375
                                                                             -----------
                                                                               2,629,454
                                                                             -----------
Oil & Gas -- 5.4%
  Devon Energy Corp. .......................................       24,500        946,925
  Diamond Offshore Drilling, Inc. ..........................       36,800      1,118,720
  EOG Resources, Inc. ......................................       26,500      1,036,415
  Ocean Energy, Inc. .......................................       58,900      1,130,880
  *Smith International, Inc. ...............................       17,700        949,074
  XTO Energy, Inc. .........................................        4,700         82,250
                                                                             -----------
                                                                               5,264,264
                                                                             -----------
Oil Equipment & Services -- 1.9%
  *BJ Services Co. .........................................       41,800      1,356,410
  *Cooper Cameron Corp. ....................................       12,800        516,608
                                                                             -----------
                                                                               1,873,018
                                                                             -----------
Restaurants -- 0.9%
  *Outback Steakhouse, Inc. ................................       25,300        866,525
                                                                             -----------
Retail Merchandising -- 6.5%
  *Best Buy Co., Inc. ......................................       16,200      1,206,576
  *BJ's Wholesale Club, Inc. ...............................       17,300        762,930
  *Dollar Tree Stores, Inc. ................................       37,500      1,159,125
  Family Dollar Stores, Inc. ...............................       41,100      1,232,178
  *O'Reilly Automotive, Inc. ...............................       29,400      1,072,218
  TJX Cos., Inc. ...........................................       23,900        952,654
                                                                             -----------
                                                                               6,385,681
                                                                             -----------
Semiconductors -- 4.9%
  *Intersil Holding Corp. ..................................       14,600        470,850
  *Jabil Circuit, Inc. .....................................       29,200        663,424
  *KLA-Tencor Corp. ........................................       14,000        693,840
  *Lattice Semiconductor Corp. .............................       54,700      1,125,179
  *Maxim Integrated Products, Inc. .........................       18,400        966,184
  Molex, Inc., Class A......................................       15,000        405,750
  *Novellus Systems, Inc. ..................................       11,800        465,510
                                                                             -----------
                                                                               4,790,737
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 3.4%
  Adobe Systems, Inc. ......................................       14,600    $   453,330
  *Electronic Arts..........................................       16,900      1,013,155
  *Informatica Corp. .......................................       17,200        249,572
  *Intuit, Inc. ............................................       10,700        457,746
  *Lawson Software, Inc. ...................................        4,300         67,725
  *Mercury Interactive Corp. ...............................       16,900        574,262
  NetIQ Corp. ..............................................          400         14,104
  *Peregrine Systems, Inc. .................................       36,900        547,227
                                                                             -----------
                                                                               3,377,121
                                                                             -----------
Technology -- 0.8%
  *Garmin Ltd. .............................................       13,200        281,424
  *Sepracor, Inc. ..........................................        9,500        542,070
                                                                             -----------
                                                                                 823,494
                                                                             -----------
Transportation -- 0.8%
  Expeditors International of Washington, Inc. .............        9,500        541,025
  Robinson (C.H.) Worldwide, Inc. ..........................        7,500        216,863
                                                                             -----------
                                                                                 757,888
                                                                             -----------
Travel -- 1.0%
  *Sabre Holdings Corp. ....................................       22,100        935,935
                                                                             -----------
Waste Management -- 1.2%
  *Republic Services, Inc. .................................       61,600      1,230,152
                                                                             -----------
    TOTAL COMMON STOCK (COST $86,430,866)...................                  93,237,434
                                                                             -----------
SHORT TERM INVESTMENTS -- 5.4%
  BlackRock Provident Institutional Funds -- TempCash.......    2,651,451      2,651,451
  BlackRock Provident Institutional Funds -- TempFund.......    2,651,450      2,651,450
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $5,302,901)..........                   5,302,901
                                                                             -----------
    TOTAL INVESTMENTS -- 100.3% (COST $91,733,768)..........                  98,540,335
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%).............                    (326,356)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $20.01 per share based on 4,908,159 shares
    of capital stock outstanding)...........................                 $98,213,979
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($98,213,979/4,908,159 shares outstanding)................                 $     20.01
                                                                             ===========

ADR: American Depositary Receipt

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the Balanced Portfolio for the year 2001 was -7.02%. This performance compares to the -11.89% return for the S&P 500 Index and the 8.44% return for the Lehman Aggregate Bond Index. The Portfolio lagged the composite benchmark return of -1.73%, assuming a 50% weighting of the S&P 500 Index and a 50% weighting of the Lehman Aggregate Bond Index.

     Fred Alger Management, Inc. ("Alger") began management of the Balanced Portfolio as a sub-adviser on January 29, 2001. Prior to January 29, 2001, another investment adviser managed the Balanced Portfolio. Alger's philosophy of balanced portfolio management combines two investment goals: growth-oriented equity management, which accepts higher risk to achieve commensurately higher returns; and conservative fixed income management, which seeks to minimize the portfolio's overall risk. Alger's investment process focuses on asset allocation between equities and fixed income, on individual stock selection based on in-depth fundamental research, and on active fixed income management of maturity and sector selection based on the current market and economic outlook.

     In 2001, value stocks continued to outperform growth stocks and the Balanced Portfolio, with Alger's growth-oriented equity strategy, provided more negative returns than its composite benchmark for the period. Alger's bottom up stock selection, while typically not leading to specific sector bets, did result in a health care overweight which hurt equity returns for the year. The Portfolio also suffered from having a relatively small cash position relative to other more defensively positioned funds.

     The largest stock sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Drugs & Health Care                                           11.9%
Finance                                                        4.7%

     Regardless of market conditions, Alger will persist in emphasizing individual security selection through thorough, internal research conducted by seasoned analysts. Looking ahead, Alger will continue to seek out and invest in companies that it believes will grow their earnings rapidly and consistently.

     We look forward to your continued support.

Sarah C. Lange, CFA
President

[MARKET STREET BALANCED PORTFOLIO GRAPH]

                                                          FUND                      LA INDEX#                  S&P INDEX+
                                                          ----                      ---------                  ----------
Start*                                                  10000.00                    10000.00                     10000.00
85                                                      10033.00                    10187.00                     10077.00
86                                                      11245.00                    11742.00                     11941.00
87                                                      11185.00                    12066.00                     12540.00
88                                                      12146.00                    13018.00                     14580.00
89                                                      14108.00                    14909.00                     19131.00
90                                                      12893.00                    16245.00                     18485.00
91                                                      15535.00                    18844.00                     24115.00
92                                                      17393.00                    20239.00                     25948.00
93                                                      19414.00                    22564.00                     28558.00
94                                                      19061.00                    21892.00                     28933.00
95                                                      23717.00                    25941.00                     39811.00
96                                                      26535.00                    26883.00                     48928.00
97                                                      32168.00                    29477.00                     65260.00
98                                                      36202.00                    32039.00                     84003.00
99                                                      36473.00                    31776.00                    101694.00
00                                                      39665.00                    35472.00                     92440.00
01                                                      36880.00                    38466.00                     81449.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        -7.02%                  6.81%                   9.03%                   8.46%

Past performance is not predictive of future performance.

# The index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.

+ The S&P 500 Index is a widely recognized, unmanaged index of 500 U.S. common stocks.

* Inception date was December 12, 1985

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 44.7%
Aerospace & Defense -- 0.2%
  General Dynamics Corp. ...................................        2,100    $   167,244
                                                                             -----------
Banks -- 0.9%
  J.P. Morgan Chase & Co. ..................................       17,400        632,490
                                                                             -----------
Beverages -- 1.2%
  Anheuser-Busch Cos., Inc. ................................        7,100        320,991
  PepsiCo, Inc. ............................................        9,950        484,465
                                                                             -----------
                                                                                 805,456
                                                                             -----------
Broadcasting & Publishing -- 0.4%
  *Viacom, Inc., Class B....................................        6,850        302,427
                                                                             -----------
Business & Consumer Services -- 2.7%
  *Cendant Corp. ...........................................       25,300        496,133
  *eBay, Inc. ..............................................       17,900      1,197,510
  *VeriSign, Inc. ..........................................        4,000        152,160
                                                                             -----------
                                                                               1,845,803
                                                                             -----------
Communications -- 2.1%
  *AOL Time Warner, Inc. ...................................       10,550        338,655
  *JDS Uniphase Corp. ......................................        8,100         70,308
  Nokia Corp. ADR...........................................       39,700        973,841
  *Qualcomm, Inc. ..........................................        1,300         65,650
                                                                             -----------
                                                                               1,448,454
                                                                             -----------
Computers -- 2.0%
  *Dell Computer Corp. .....................................       23,250        631,935
  *Sun Microsystems, Inc. ..................................       60,050        738,615
                                                                             -----------
                                                                               1,370,550
                                                                             -----------
Drugs & Health Care -- 11.9%
  Abbott Laboratories.......................................       11,800        657,850
  American Home Products Corp. .............................       13,200        809,952
  Amerisource Bergen Corp. .................................       13,325        846,804
  Baxter International, Inc. ...............................       13,600        729,368
  Cardinal Health, Inc. ....................................        4,800        310,368
  *Forest Laboratories, Inc. ...............................        5,700        467,115
  Gilead Sciences, Inc. ....................................        5,600        368,032
  *Immunex Corp. ...........................................       15,050        417,035
  Johnson & Johnson.........................................       13,550        800,805
  King Pharmaceuticals, Inc. ...............................       11,300        476,069
  *Medimmune, Inc. .........................................        4,100        190,035
  Merck & Co., Inc. ........................................       13,550        796,740
  Pfizer, Inc. .............................................       14,400        573,840

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  *Tenet Healthcare Corp. ..................................       13,450    $   789,784
                                                                             -----------
                                                                               8,233,797
                                                                             -----------
Electronic Instruments -- 0.5%
  *Analog Devices, Inc. ....................................        7,100        315,169
                                                                             -----------
Electronics -- 1.6%
  *Flextronics International Ltd. ..........................        7,050        169,129
  General Electric Co. .....................................       19,950        799,596
  Texas Instruments, Inc....................................        5,800        162,400
                                                                             -----------
                                                                               1,131,125
                                                                             -----------
Finance -- 4.7%
  Capital One Financial Corp. ..............................        3,150        169,942
  Citigroup, Inc. ..........................................       22,600      1,140,848
  First Data Corp. .........................................       13,800      1,082,610
  Merrill Lynch & Co., Inc. ................................       16,200        844,344
                                                                             -----------
                                                                               3,237,744
                                                                             -----------
Finance - Investment & Other -- 0.5%
  Freddie Mac...............................................        5,050        330,270
                                                                             -----------
Insurance -- 2.2%
  American International Group, Inc. .......................       12,643      1,003,854
  Chubb Corp. ..............................................        4,850        334,650
  Marsh & McLennan Cos., Inc. ..............................        1,450        155,802
                                                                             -----------
                                                                               1,494,306
                                                                             -----------
Manufacturing -- 2.1%
  Tyco International Ltd. ..................................       24,500      1,443,050
                                                                             -----------
Medical & Medical Services -- 1.1%
  *Amgen Corp. .............................................        9,700        547,468
  HCR Manor Care, Inc. .....................................       10,100        239,471
                                                                             -----------
                                                                                 786,939
                                                                             -----------
Medical Equipment & Supplies -- 1.4%
  Genzyme Corp. ............................................        6,200        371,132
  Medtronic, Inc. ..........................................       11,000        563,310
                                                                             -----------
                                                                                 934,442
                                                                             -----------
Oil & Gas -- 0.7%
  ChevronTexaco Corp. ......................................        3,927        351,898
  Transocean Sedco Forex, Inc. .............................        3,248        109,847
                                                                             -----------
                                                                                 461,745
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 3.0%
  Home Depot, Inc. .........................................       11,625    $   592,991
  Lowe's Cos., Inc. ........................................        7,000        324,870
  Wal-Mart Stores, Inc. ....................................       20,000      1,151,000
                                                                             -----------
                                                                               2,068,861
                                                                             -----------
Semiconductors -- 2.1%
  Intel Corp. ..............................................       12,000        377,400
  Linear Technology Corp. ..................................        4,000        156,160
  *Micron Technology, Inc. .................................        8,300        257,300
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR...........       39,750        682,507
                                                                             -----------
                                                                               1,473,367
                                                                             -----------
Software -- 2.7%
  *Intuit, Inc. ............................................        9,050        387,159
  Microsoft Corp. ..........................................       18,350      1,215,687
  *Oracle Corp. ............................................       20,550        283,796
                                                                             -----------
                                                                               1,886,642
                                                                             -----------
Tobacco -- 0.7%
  Philip Morris Cos., Inc. .................................       10,250        469,963
                                                                             -----------
    TOTAL COMMON STOCK (COST $28,896,272)...................                  30,839,844
                                                                             -----------

                                                               MATURITY
                                                                 DATE          PAR
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       ----------    ----------
U.S. TREASURY BONDS -- 6.5%
  U.S. Treasury Bonds, 7.25%................................  05/15/2016    $2,500,000      2,890,333
  U.S. Treasury Bonds, 6.25%................................  08/15/2023       500,000        529,297
  U.S. Treasury Bonds, 6.13%................................  08/15/2029     1,000,000      1,061,328
                                                                                          -----------
    TOTAL U.S. TREASURY BONDS (COST $4,403,106).............                                4,480,958
                                                                                          -----------
U.S. TREASURY NOTES -- 9.1%
  U.S. Treasury Notes, 4.25%................................  11/15/2003       500,000        511,914
  U.S. Treasury Notes, 5.88%................................  11/15/2004       500,000        529,414
  U.S. Treasury Notes, 5.75%................................  08/15/2010     5,000,000      5,248,830
                                                                                          -----------
    TOTAL U.S. TREASURY NOTES (COST $5,994,107).............                                6,290,158
                                                                                          -----------
AGENCY OBLIGATIONS -- 14.2%
  Federal Home Loan Bank, 5.88%.............................  11/15/2007     1,000,000      1,040,990
  Federal Home Loan Mortgage Corp., 5.00%...................  01/15/2004     1,000,000      1,031,952
  Federal Home Loan Mortgage Corp., 9.00%...................  08/01/2004       210,463        217,632
  Federal Home Loan Mortgage Corp., 9.00%...................  12/01/2004       216,890        226,515
  Federal Home Loan Mortgage Corp., 9.50%...................  08/01/2005       177,190        183,724
  Federal Home Loan Mortgage Corp., 9.50%...................  03/01/2006        47,177         49,934

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS (CONTINUED)
  Federal Home Loan Mortgage Corp., 8.00%...................  11/01/2008    $  123,788    $   129,087
  Federal National Mortgage Association, 6.41%..............  03/08/2006     1,000,000      1,063,166
  Federal National Mortgage Association, 7.00%..............  03/01/2008       142,187        148,274
  Federal National Mortgage Association, 7.75%..............  03/01/2008        71,407         74,910
  Federal National Mortgage Association, 7.75%..............  05/01/2008        45,776         48,022
  Federal National Mortgage Association, 10.50%.............  03/01/2018       125,214        142,548
  Federal National Mortgage Association, 8.00%..............  06/01/2023       575,263        610,139
  Federal National Mortgage Association, 8.50%..............  10/01/2026       440,564        474,707
  Federal National Mortgage Association, 8.00%..............  10/01/2027       230,709        244,695
  Federal National Mortgage Association, 8.00%..............  01/01/2028       324,322        344,491
  Federal National Mortgage Association, 7.50%..............  05/01/2028       292,208        304,079
  Federal National Mortgage Association, 7.00%..............  01/01/2030       633,173        646,232
  Government National Mortgage Association, 8.00%...........  03/15/2007        47,806         50,615
  Government National Mortgage Association, 7.50%...........  11/15/2007       322,740        338,373
  Government National Mortgage Association, 8.00%...........  08/15/2008       207,311        219,944
  Government National Mortgage Association, 6.50%...........  10/15/2008       716,345        744,327
  Government National Mortgage Association, 7.50%...........  09/15/2015       659,206        692,991
  Government National Mortgage Association, 7.50%...........  06/15/2023       765,892        800,836
                                                                                          -----------
    TOTAL AGENCY OBLIGATIONS (COST $9,420,494)..............                                9,828,183
                                                                                          -----------
CORPORATE BONDS -- 19.9%
Aerospace & Defense -- 1.1%
  United Technologies Corp., 6.35%..........................  03/01/2011       750,000        762,783
                                                                                          -----------
Banks -- 1.2%
  Bank of America Corp., 7.13%..............................  09/15/2006       750,000        807,926
                                                                                          -----------
Beverages -- 1.6%
  Anheuser-Busch Cos., Inc., 7.50%..........................  03/15/2012     1,000,000      1,121,807
                                                                                          -----------
Communications -- 1.1%
  SBC Communications, Inc., 6.25%...........................  03/15/2011       750,000        765,930
                                                                                          -----------
Computers -- 2.0%
  Electronic Data Systems, 6.85%............................  10/15/2004     1,000,000      1,072,730
  Sun Microsystems, Inc., 7.00%.............................  08/15/2002       250,000        254,382
                                                                                          -----------
                                                                                            1,327,112
                                                                                          -----------
Entertainment -- 1.0%
  Walt Disney Co., 4.88%....................................  07/02/2004       650,000        653,536
                                                                                          -----------
Finance -- 4.9%
  Duke Capital Corp., 7.25%.................................  10/01/2004       500,000        533,586
  Goldman Sachs, 7.80%......................................  01/28/2010       500,000        539,904
  Household Finance Corp., 7.20%............................  07/15/2006       750,000        789,228

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
  International Lease Finance, 5.80%........................  08/15/2007    $  750,000    $   737,810
  Merrill Lynch & Co., Inc., 6.00%..........................  02/17/2009       750,000        746,862
                                                                                          -----------
                                                                                            3,347,390
                                                                                          -----------
Finance - Investment & Other -- 1.9%
  Citigroup, Inc., 6.20%....................................  03/15/2009       750,000        758,746
  GE Global Insurance, 7.50%................................  06/15/2010       500,000        544,191
                                                                                          -----------
                                                                                            1,302,937
                                                                                          -----------
Food & Food Distributors -- 1.1%
  Safeway, Inc., 6.15%......................................  03/01/2006       750,000        769,999
                                                                                          -----------
Manufacturing -- 1.1%
  Tyco International Group, 6.75%...........................  02/15/2011       750,000        753,014
                                                                                          -----------
Oil Equipment & Services -- 0.7%
  Baker Hughes, 6.25%.......................................  01/15/2009       500,000        507,729
                                                                                          -----------
Retail Merchandising -- 2.2%
  Target Corp., 6.35%.......................................  01/15/2011       750,000        769,567
  Wal-Mart Stores, Inc., 5.45%..............................  08/01/2006       750,000        767,557
                                                                                          -----------
                                                                                            1,537,124
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $13,206,616)................                               13,657,287
                                                                                          -----------
                                                                              SHARES
                                                                            ----------
SHORT TERM INVESTMENTS -- 3.8%
  BlackRock Provident Institutional Funds -- TempCash.......                 1,325,707      1,325,707
  BlackRock Provident Institutional Funds -- TempFund.......                 1,325,708      1,325,708
                                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $2,651,415)..........                                2,651,415
                                                                                          -----------
    TOTAL INVESTMENTS -- 98.2% (COST $64,572,010)...........                               67,747,845
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.8%...............                                1,245,759
                                                                                          -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.25 per share based on 4,842,262 shares
    of capital stock outstanding)...........................                              $68,993,604
                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($68,993,604/4,842,262 shares outstanding)................                              $     14.25
                                                                                          ===========

ADR: American Depositary Receipt

*Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

2001 Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

     The total return for the Bond Portfolio for the year 2001 was 7.40%. This performance slightly lagged the 8.44% return of the Lehman Aggregate Bond Index, our benchmark index.

     Western Asset Management Company ("Western") began management of the Bond Portfolio as a sub-adviser on January 29, 2001. Prior to January 29, 2001, another investment adviser managed the Bond Portfolio. Western invests primarily in a diversified portfolio of fixed income securities. Western uses active fixed income management, focusing on sector allocation, issue selection, duration, and term structure.

     Since Western took over management of the Portfolio, it has exceeded the return of its benchmark, with a total return of 7.63% vs. the benchmark's return of 7.49%. Western's long duration exposure had a substantially positive impact on performance as short- and intermediate-term yields declined during the year, but this was largely offset by yield curve strategies which were on balance structured to benefit from a flatter yield curve. Credit spreads were volatile during the year, but little changed on balance, as aggressive Fed easing helped offset the negative effects of a U.S. recession. As a result, Western's overweighting to credit sectors, and particularly their exposure to issues at the lower end of the quality scale and to the high-yield and emerging market sectors, was generally rewarded as generous spreads over Treasuries led to strong relative returns. An overweight to mortgage-backed securities also contributed to returns as option-adjusted spreads narrowed. Moderate exposure to U.S. Treasury Inflation Protected Securities (TIPS), with an emphasis on the long end of the real yield curve, had a positive impact on returns as real yields fell and inflation was moderate.

     The largest holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Agency Obligations                                            47.4%
Corporate bonds                                               29.3%
U.S. Treasury Securities                                      19.4%
Asset Backed Securities                                       17.9%
Foreign bonds                                                  4.3%

     We begin 2002 with emerging signs of a U.S. recovery and the possibility that nominal rates have hit their trough for this economic cycle. The key to the direction of interest rates is the strength of the U.S. economy. We look forward to how the year progresses and to your continued support.

Sarah C. Lange, CFA
President

[MARKET STREET FUND BOND PORTFOLIO GRAPH]

                                                                            FUND                           LEHMAN AGG+
                                                                            ----                           -----------
Start*                                                                    10000.00                           10000.00
85                                                                        10227.00                           10187.00
86                                                                        11866.00                           11742.00
87                                                                        11585.00                           12066.00
88                                                                        12085.00                           13018.00
89                                                                        13636.00                           14909.00
90                                                                        14686.00                           16245.00
91                                                                        16731.00                           18844.00
92                                                                        17728.00                           20239.00
93                                                                        19557.00                           22564.00
94                                                                        18458.00                           21892.00
95                                                                        22232.00                           25941.00
96                                                                        22868.00                           26883.00
97                                                                        25041.00                           29477.00
98                                                                        27098.00                           32039.00
99                                                                        26201.00                           31776.00
00                                                                        28712.00                           35472.00
01                                                                        30836.00                           38466.00

                                 AVERAGE ANNUAL TOTAL RETURN
        1 YEAR                  5 YEAR                 10 YEAR             SINCE INCEPTION*
        7.40%                   6.16%                   6.30%                   7.26%

Past performance is not predictive of future performance.

+ The Lehman Aggregate Bond Index is, an unmanaged index of bonds reflecting average prices in the bond market.

* Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 11.2%
  U.S. Treasury Bonds, 5.00%................................    08/15/2011   $3,340,000    $  3,331,650
  U.S. Treasury Bonds, 6.00%................................    02/15/2026      700,000         721,437
  U.S. Treasury Bonds, 6.75%................................    08/15/2026      400,000         451,594
  U.S. Treasury Bonds, 5.25%................................    11/15/2028      685,000         641,599
  U.S. Treasury Bonds, 5.25%................................    02/15/2029      560,000         525,766
  U.S. Treasury Bonds, 6.13%................................    08/15/2029       90,000          95,520
  U.S. Treasury Bonds, 5.38%................................    02/15/2031      190,000         187,328
                                                                                           ------------
    TOTAL U.S. TREASURY BONDS (COST $6,004,468).............                                  5,954,894
                                                                                           ------------
U.S. TREASURY INFLATION-INDEXED BOND -- 6.9%
  U.S. Treasury Bonds, 3.88%................................    04/15/2029    3,180,000       3,664,987
                                                                                           ------------
    TOTAL U.S. TREASURY INFLATION-INDEXED BOND (COST
      $3,719,870)...........................................                                  3,664,987
                                                                                           ------------
U.S. TREASURY NOTES -- 0.5%
  U.S. Treasury Notes, 4.75%................................    11/15/2008      280,000         278,906
                                                                                           ------------
    TOTAL U.S. TREASURY NOTES (COST $284,380)...............                                    278,906
                                                                                           ------------
U.S. TREASURY STRIP NOTES -- 0.8%
  U.S. Treasury Strip Notes, 6.25%..........................    11/15/2021      870,000         266,661
  U.S. Treasury Strip Notes, 5.61%..........................    11/15/2027      710,000         157,335
                                                                                           ------------
    TOTAL U.S. TREASURY STRIP NOTES (COST $432,172).........                                    423,996
                                                                                           ------------
AGENCY OBLIGATIONS -- 47.4%
  Federal Home Loan Mortgage Corp., 5.00%...................    01/15/2004    1,500,000       1,547,928
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      123,788         129,087
  Federal Home Loan Mortgage Corp., 5.88%...................    03/21/2011      607,000         603,129
  Federal Home Loan Mortgage Corp., 2.25%...................    03/25/2015      115,026         115,016
  Federal Home Loan Mortgage Corp., 7.00%...................    01/01/2017      400,000         413,625
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017        9,996          10,539
  Federal Home Loan Mortgage Corp., 6.50%...................    06/01/2031      200,000         200,500
  Federal Home Loan Mortgage Corp., 6.50%...................    05/01/2031      999,999       1,002,499
  Federal Home Loan Mortgage Corp., 6.50%...................    11/01/2031      999,999       1,002,499
  Federal Home Loan Mortgage Corp., 6.75%...................    03/15/2031    1,100,000       1,169,506
  Federal Home Loan Mortgage Corp., 6.50%...................    01/01/2032    1,660,000       1,653,260
  Federal National Mortgage Association, 6.25%..............    02/01/2011      160,000         162,742
  Federal National Mortgage Association, 6.00%..............    05/15/2011    1,500,000       1,524,170
  Federal National Mortgage Association, 5.38%..............    11/15/2011       40,000          38,785
  Federal National Mortgage Association, 10.50%.............    11/01/2017      161,344         183,630
  Federal National Mortgage Association, 8.00%..............    03/01/2022      270,070         286,865
  Federal National Mortgage Association, 8.00%..............    06/01/2023      483,113         512,402
  Federal National Mortgage Association, 7.50%..............    03/01/2026      233,645         245,327
  Federal National Mortgage Association, 8.50%..............    04/01/2028      570,511         615,261
  Federal National Mortgage Association, 4.49%..............    08/25/2028      412,818         411,534
  Federal National Mortgage Association, 7.00%..............    09/01/2028      586,990         600,931

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS (CONTINUED)
  Federal National Mortgage Association, 7.00%..............    11/01/2028   $  231,980    $    237,127
  Government National Mortgage Association, 7.00%...........    04/15/2009      268,364         281,866
  Government National Mortgage Association, 7.50%...........    06/15/2023      765,892         800,836
  Government National Mortgage Association, 7.50%...........    09/15/2023      847,028         885,673
  Government National Mortgage Association, 7.50%...........    11/15/2030      272,873         282,423
  Government National Mortgage Association, 6.50%...........    01/01/2032    7,500,000       7,521,094
  Government National Mortgage Association, 7.00%...........    01/01/2032    2,800,000       2,848,132
                                                                                           ------------
    TOTAL AGENCY OBLIGATIONS (COST $25,095,805).............                                 25,286,386
                                                                                           ------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.2%
  Credit-Based Asset Servicing and Securitization, 8.00%....    11/25/2033    1,800,000          97,346
  Lehman UBS Commercial Mortgage Trust......................    06/15/2036      798,098          49,001
  Oakwood Mortgage Investors, 2.23%.........................    01/15/2002      495,051         494,898
                                                                                           ------------
    TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST
      $641,087).............................................                                    641,245
                                                                                           ------------
ASSET BACKED SECURITIES -- 17.9%
  Associates Manufacturing Housing Contract, 6.48%..........    03/15/2028       65,045          65,323
  Bae Systems Asset Trust, 6.66%............................    09/15/2013      210,803         217,331
  Bayview Financial Asset Trust, 2.31%......................    11/25/2031      789,310         789,264
  Chase Funding Loan Acquisition Trust, 2.34%...............    01/25/2002      377,406         377,519
  Conoco Funding Co., 6.35%.................................    10/15/2011       50,000          50,438
  Conseco Finance, 2.45%....................................    01/02/2002      611,013         610,718
  Conseco Finance, 2.04%....................................    01/15/2002      340,728         340,611
  Countrywide Asset-Backed Certificates, 2.34%..............    01/25/2002      442,550         441,201
  Countrywide Asset-Backed Certificates, 2.36%..............    01/25/2002      442,711         439,529
  Credit-Based Asset Servicing and Securitization, 2.15%....    07/25/2014      392,648         392,695
  CS First Boston Mortgage Securities Corp., 2.47%..........    01/15/2002      370,000         369,966
  Hanareum International, 3.66%.............................    03/14/2002      388,621         388,088
  Holmes Financing Plc, 4.01%...............................    01/15/2002      460,000         459,987
  Home Loan Trust, 4.93%....................................    01/25/2012      453,577         457,048
  HomeQ Asset Backed Certificates, 5.27%....................    03/15/2013      408,338         413,074
  Lehman ABS Manufacturing Contract, 4.35%..................    05/15/2014      500,000         491,638
  Lehman ABS Manufacturing Contract, 6.47%..................    08/15/2028      500,000         473,701
  Long Beach Asset Holdings Corp., 2.36%....................    01/28/2002      164,862         164,543
  Medallion Trust, 3.35%....................................    03/18/2002      458,775         458,840
  Metris Master Trust, 2.33%................................    01/22/2002      460,000         460,016
  Residential Asset Securities Corp., 2.22%.................    01/25/2002      416,936         416,716
  Residential Asset Securities Corp., 2.34%.................    01/25/2002      419,259         418,868
  Salomon Brothers Mortgage Securities, 2.34%...............    01/25/2002       46,908          46,720
  Security National Mortgage, 3.60%.........................    07/25/2010      370,000         369,427

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
  Student Loan Marketing Association, 3.61%.................    01/25/2002   $  243,318    $    243,702
  Torrens Trust, 2.34%......................................    01/15/2002      207,969         208,102
                                                                                           ------------
    TOTAL ASSET BACKED SECURITIES (COST $9,594,181).........                                  9,565,065
                                                                                           ------------
CORPORATE BONDS -- 29.3%
Aerospace & Defense -- 0.7%
  Lear Corp., 7.96%.........................................    05/15/2005       30,000          30,424
  Lockheed Martin, 8.50%....................................    12/01/2029      300,000         358,159
                                                                                           ------------
                                                                                                388,583
                                                                                           ------------
Automobiles -- 0.2%
  Ford Motor Co., 8.90%.....................................    01/15/2032      120,000         128,981
                                                                                           ------------
Automotive & Equipment -- 0.5%
  American Axle & Manufacturing Holdings, Inc., 9.75%.......    03/01/2009        3,000           3,097
  TRW, Inc., 7.13%..........................................    06/01/2009      250,000         246,662
                                                                                           ------------
                                                                                                249,759
                                                                                           ------------
Banks -- 1.6%
  Bank of America Corp., 7.13%..............................    09/15/2006      200,000         215,447
  Bank of America Corp., 7.40%..............................    01/15/2011      100,000         107,222
  First Union National Bank, 7.80%..........................    08/18/2010      500,000         548,946
                                                                                           ------------
                                                                                                871,615
                                                                                           ------------
Beverages -- 1.3%
  Anheuser-Busch Cos., Inc., 7.50%..........................    03/15/2012      300,000         336,542
  Constellation Brands, Inc., 8.00%.........................    02/15/2008       26,000          26,260
  Pepsi Bottling Group, Inc., Class B, 7.00%................    03/01/2029      300,000         316,099
                                                                                           ------------
                                                                                                678,901
                                                                                           ------------
Broadcasting & Publishing -- 0.1%
  Chancellor Media Corp., 8.00%.............................    11/01/2008       12,000          12,480
  Clear Channel Communications, 8.13%.......................    12/15/2007       41,000          42,435
                                                                                           ------------
                                                                                                 54,915
                                                                                           ------------
Building & Building Services -- 0.4%
  American Standard, Inc., 7.38%............................    04/15/2005       40,000          40,400
  Nortek, Inc., 8.88%.......................................    08/01/2008       55,000          55,137
  Nortek, Inc., 9.25%.......................................    03/15/2007       10,000          10,200
  Ryland Group, Inc., 8.00%.................................    08/15/2006       19,000          19,095
  Ryland Group, Inc., 8.25%.................................    04/01/2008       10,000           9,775
  Pulte Homes, Inc., 7.88%..................................    08/01/2011       28,000          27,751
  Schuler Homes, 144A, 9.38%................................    07/15/2009       20,000          20,700

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Building & Building Services (Continued)
  Schuler Homes, 9.38%......................................    07/15/2009   $   20,000    $     20,700
                                                                                           ------------
                                                                                                203,758
                                                                                           ------------
Chemicals -- 0.0%
  Lyondell Chemical Co., 9.63%..............................    05/01/2007       17,000          17,170
  Lyondell Chemical Co., 9.50%..............................    12/15/2008        5,000           4,950
                                                                                           ------------
                                                                                                 22,120
                                                                                           ------------
Communications -- 5.5%
  Adelphia Communications, 10.88%...........................    10/01/2010       25,000          25,531
  American Tower Corp., 9.38%...............................    02/01/2009       17,000          13,685
  AT&T Corp., 8.00%.........................................    11/15/2031      270,000         282,573
  Bell Atlantic Financial, 5.75%............................    04/01/2003      530,000         537,759
  Bell Atlantic Financial, 4.25%............................    09/15/2005      500,000         500,540
  British Telephone Plc, 8.38%..............................    12/15/2010      200,000         221,381
  Charter Communications Holding, 8.63%.....................    04/01/2009       88,000          84,700
  Crown Castle International Ltd., 9.38%....................    08/01/2011       25,000          22,937
  CSC Holding, Inc., 8.13%..................................    07/15/2009       42,000          43,167
  CSC Holding, Inc., 7.63%..................................    04/01/2011       50,000          50,069
  Emmis Communications Corp., 8.13%.........................    03/15/2009        8,000           7,660
  Fox Sports Networks, 8.88%................................    08/15/2007       12,000          12,420
  France Telecom, 7.75%.....................................    03/01/2011      100,000         107,111
  Insight Communications, 0.0%..............................    02/15/2011       30,000          17,700
  Mediacom, 9.50%...........................................    01/15/2013       30,000          31,125
  Nextel Communications, Inc., 9.38%........................    11/15/2009       71,000          56,090
  Qwest Capital Funding, Inc., 2.95%........................    01/08/2002      230,000         230,223
  Qwest Corp., 7.63%........................................    06/09/2003      200,000         204,499
  WorldCom, Inc., 6.40%.....................................    08/15/2005      200,000         202,089
  WorldCom, Inc., 7.50%.....................................    05/15/2011      100,000         102,867
  WorldCom, Inc., 8.25%.....................................    05/15/2031      170,000         179,699
                                                                                           ------------
                                                                                              2,933,825
                                                                                           ------------
Computers -- 2.0%
  Echostar DBS Corp., 9.13%.................................    01/15/2009       10,000          10,025
  Echostar DBS Corp., 9.38%.................................    02/01/2009       62,000          63,860
  Electronic Data Systems, 6.85%............................    10/15/2004      400,000         429,092
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002      500,000         508,764
  Unisys Corp., 7.25%.......................................    01/15/2005       31,000          30,303
                                                                                           ------------
                                                                                              1,042,044
                                                                                           ------------
Drugs & Health Care -- 0.0%
  Icn Pharmaceuticals, Inc., 8.75%..........................    11/15/2008       16,000          17,920
                                                                                           ------------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Electronics -- 0.2%
  AES Corp., 10.25%.........................................    07/15/2006   $   36,000    $     31,680
  AES Corp., 9.50%..........................................    06/01/2009       10,000           9,100
  AES Corp., 9.38%..........................................    09/15/2010       24,000          21,600
  Flextronics International Ltd., 9.88%.....................    07/01/2010       24,000          25,200
                                                                                           ------------
                                                                                                 87,580
                                                                                           ------------
Energy -- 1.7%
  CMS Energy Corp., 9.88%...................................    10/15/2007       30,000          31,824
  CMS Energy Corp., 8.50%...................................    04/15/2011       60,000          59,941
  Emerson Electric Co., 7.88%...............................    06/01/2005      500,000         547,446
  Mirant Americas, 9.13%....................................    05/01/2031      300,000         258,291
                                                                                           ------------
                                                                                                897,502
                                                                                           ------------
Entertainment -- 0.2%
  Harrahs Operating Co., Inc., 7.88%........................    12/15/2005       50,000          51,875
  Mohegan Tribal Gaming, 8.13%..............................    01/01/2006       10,000          10,275
  Mohegan Tribal Gaming, 8.75%..............................    01/01/2009       11,000          11,385
  Park Place Entertainment, 9.38%...........................    02/15/2007       40,000          41,800
  Six Flags, Inc., 9.50%....................................    02/01/2009       13,000          13,081
                                                                                           ------------
                                                                                                128,416
                                                                                           ------------
Fertilizer -- 0.0%
  IMC Fertilizer Group, Inc., 10.88%........................    06/01/2008        9,000           9,585
                                                                                           ------------
Finance -- 7.8%
  Anadarko Finance Co., 7.50%...............................    05/01/2031      200,000         208,433
  Citigroup, Inc., 6.50%....................................    01/18/2011      500,000         514,387
  Conseco Finance Securitizations Corp., 6.99%..............    07/01/2032      600,000         586,205
  Dryden Investor Trust, 7.16%..............................    07/23/2008      117,565         119,045
  Ford Motor Credit Corp., 7.38%............................    02/01/2011      360,000         353,828
  General Motors Acceptance Corp., 6.95%....................    09/15/2033      800,000         837,415
  Goldman Sachs, 7.80%......................................    01/28/2010      500,000         539,904
  Household Finance Corp., 6.50%............................    11/15/2008      110,000         109,833
  Lehman Brothers, 2.33%....................................    01/14/2002      459,703         458,528
  PDVSA Finance, 8.50%......................................    11/16/2012      110,000         100,100
  Wells Fargo Bank N.A., 6.45%..............................    02/01/2011      300,000         306,316
                                                                                           ------------
                                                                                              4,133,994
                                                                                           ------------
Food & Food Distributors -- 0.2%
  RJR Nabisco, Inc., 7.55%..................................    06/15/2015      100,000         108,965
  Smithfield Foods, 8.00%...................................    10/15/2009       12,000          12,360
                                                                                           ------------
                                                                                                121,325
                                                                                           ------------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Forestry -- 0.2%
  Tembec Industries, Inc., 8.50%............................    02/01/2011   $  100,000    $    103,500
                                                                                           ------------
Hotels -- 0.0%
  Extended Stay America, 9.88%..............................    06/15/2011       10,000          10,325
                                                                                           ------------
Machinery & Heavy Equipment -- 0.0%
  Agco Corp., 9.50%.........................................    05/01/2008       13,000          13,585
                                                                                           ------------
Manufacturing -- 0.2%
  AK Steel Corp., 7.88%.....................................    02/15/2009       50,000          49,000
  Terex Corp., 10.38%.......................................    04/01/2011       50,000          52,000
                                                                                           ------------
                                                                                                101,000
                                                                                           ------------
Medical & Medical Services -- 1.2%
  Bristol Myers Squibb, 5.75%...............................    10/01/2011      260,000         257,550
  HealthSouth Corp., 8.50%..................................    02/01/2008       30,000          31,200
  HealthSouth Corp., 10.75%.................................    10/01/2008       77,000          84,700
  HCA - The Healthcare Co., 6.91%...........................    06/15/2005       10,000          10,287
  HCA - The Healthcare Co., 7.13%...........................    06/01/2006       20,000          20,075
  HCA - The Healthcare Co., 7.25%...........................    05/20/2008       28,000          28,588
  HCA - The Healthcare Co., 8.75%...........................    09/01/2010       27,000          29,160
  Manor Care, Inc., 8.00%...................................    03/01/2008       28,000          28,980
  Omnicare, Inc., 8.13%.....................................    03/15/2011       38,000          39,330
  Tenet Healthcare Corp., 8.13%.............................    12/01/2008       71,000          74,905
                                                                                           ------------
                                                                                                604,775
                                                                                           ------------
Metals & Mining -- 0.1%
  P&L Coal Holdings Corp., 8.88%............................    05/15/2008       35,000          37,275
                                                                                           ------------
Office Equipment & Supplies -- 0.1%
  Xerox Capital, 5.75%......................................    05/15/2002       37,000          36,425
  Xerox Capital, 5.88%......................................    05/15/2004        2,000           1,784
                                                                                           ------------
                                                                                                 38,209
                                                                                           ------------
Oil & Gas -- 1.0%
  Burlington Resources, 6.50%...............................    12/01/2011       50,000          48,770
  El Paso Corp., 0.0%.......................................    02/28/2021      180,000          73,125
  El Paso Corp., 7.80%......................................    08/01/2031       90,000          90,825
  Ocean Energy, Inc., 8.88%.................................    07/15/2007       20,000          20,900
  Ocean Energy, Inc., 8.38%.................................    07/01/2008       10,000          10,450
  Phillips Petroleum Co., 8.75%.............................    05/25/2010      200,000         232,788
  Pioneer National Resources, 8.25%.........................    08/15/2007       10,000          10,425
  Triton Energy Oil, 8.88%..................................    10/01/2007        3,000           3,330

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Oil & Gas (Continued)
  Vintage Petroleum, 9.00%..................................    12/15/2005   $   18,000    $     18,450
  Vintage Petroleum, 7.88%..................................    05/15/2011       20,000          19,600
                                                                                           ------------
                                                                                                528,663
                                                                                           ------------
Paper & Forest Products -- 0.0%
  Norske Skog, 8.63%........................................    06/15/2011       23,000          23,863
                                                                                           ------------
Railroads -- 1.6%
  Kansas City Southern Railways, 9.50%......................    10/01/2008        8,000           8,720
  Union Pacific Corp., 6.70%................................    12/01/2006      500,000         523,205
  Union Pacific Corp., 7.13%................................    02/01/2028      300,000         305,003
                                                                                           ------------
                                                                                                836,928
                                                                                           ------------
Real Estate -- 0.0%
  HMH Properties, Inc., 8.45%...............................    12/01/2008        6,000           5,700
                                                                                           ------------
Retail Merchandising -- 0.4%
  Wal-Mart, 7.55%...........................................    02/15/2030      200,000         229,557
                                                                                           ------------
Tobacco -- 0.8%
  Philip Morris Co., Inc., 7.75%............................    01/15/2027      415,000         430,267
                                                                                           ------------
Transportation -- 0.0%
  Teekay Shipping Corp., 144A, 8.88%........................    07/15/2011       18,000          18,450
  Teekay Shipping Corp., 8.88%..............................    07/15/2011       10,000          10,250
                                                                                           ------------
                                                                                                 28,700
                                                                                           ------------
Utilities -- 0.6%
  Calpine Corp., 8.50%......................................    02/15/2011       22,000          20,019
  FirstEnergy Corp., 6.45%..................................    11/15/2011       70,000          68,296
  FirstEnergy Corp., 7.38%..................................    11/15/2031       60,000          58,577
  Public Service New Hampshire Funding, 6.48%...............    05/01/2015      180,000         184,449
                                                                                           ------------
                                                                                                331,341
                                                                                           ------------
Waste Management -- 0.7%
  Allied Waste North America, 8.88%.........................    04/01/2008      100,000         103,000
  Waste Management, 7.38%...................................    08/01/2010      240,000         245,403
                                                                                           ------------
                                                                                                348,403
                                                                                           ------------
    TOTAL CORPORATE BONDS (COST $15,313,951)................                                 15,642,914
                                                                                           ------------
FOREIGN BONDS -- 4.3%
  Bulgaria Euro Bond, 4.56%.................................    01/30/2002       49,500          43,313
  Republic of Brazil, 8.00%.................................    04/15/2014      634,176         488,316
  Republic of Brazil, 11.00%................................    08/17/2040      135,000         103,950
  Republic of Bulgaria, 4.54%...............................    07/28/2012      110,000          99,275
  Republic of Columbia, 11.75%..............................    02/25/2020      110,000         109,450

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
FOREIGN BONDS (CONTINUED)
  Republic of Panama, 4.63%.................................    07/17/2016   $   85,908    $     70,660
  Republic of Panama, 10.75%................................    05/15/2020      125,000         133,125
  Republic of Peru, 4.50%...................................    03/07/2017      160,000         123,200
  Republic of Philippines, 9.88%............................    01/15/2019       90,000          85,613
  Republic of Philippines, 9.50%............................    10/21/2024       50,000          52,000
  United Mexican States, 8.38%..............................    01/14/2011      250,000         259,375
  United Mexican States, 11.50%.............................    05/15/2026      595,000         758,030
                                                                                           ------------
    TOTAL FOREIGN BONDS (COST $2,246,397)...................                                  2,326,307
                                                                                           ------------
COMMERCIAL PAPER -- 0.6%
  AT&T Capital Corp., 3.33%.................................    02/06/2002      300,000         297,770
                                                                                           ------------
    TOTAL COMMERCIAL PAPER (COST $300,000)..................                                    297,770
                                                                                           ------------

                                                                  SHARES
                                                                ----------
SHORT TERM INVESTMENTS -- 6.1%
  BlackRock Provident Institutional Funds -- TempCash.......     1,629,025       1,629,025
  BlackRock Provident Institutional Funds -- TempFund.......     1,629,025       1,629,025
                                                                              ------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,258,050)..........                     3,258,050
                                                                              ------------
    TOTAL INVESTMENTS -- 126.2% (COST $66,890,361)..........                    67,340,520
LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.2)%
  Receivables for Securities Sold...........................                     4,864,773
  Other Assets..............................................                       922,839
  Payable for Securities Purchased..........................                   (19,735,311)
  Other Liabilities.........................................                       (33,514)
                                                                              ------------
                                                                               (13,981,213)
                                                                              ------------
NET ASSETS -- 100.0%
  (Equivalent to $10.99 per share based on 4,854,547 shares
    of capital stock outstanding)...........................                  $ 53,359,307
                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($53,359,307/4,854,547 shares outstanding)................                  $      10.99
                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Net Assets, December 31, 2001

--------------------------------------------------------------------------------

                                                                 MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE          PAR           VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 92.0%
Capital Goods -- 9.9%
  Construction and Farm Equipment -- 5.0%
    Deere (John) Capital Corp., 1.72%.......................    01/11/2002    $7,000,000    $  6,996,656
                                                                                            ------------
  Industrial Conglomerates -- 4.9%
    General Electric Capital Corp., 1.95%...................    01/28/2002     7,000,000       6,989,762
                                                                                            ------------
Consumer Durables -- 4.6%
  Automobile and Vehicle Manufacturers -- 4.6%
    American Honda Finance Corp., 1.78%.....................    01/31/2002     6,500,000       6,490,358
                                                                                            ------------
Consumer Non-Durables -- 9.6%
  Beverages -- 4.9%
    Coca-Cola Enterprises, 2.00%............................    01/29/2002     7,000,000       6,989,111
                                                                                            ------------
  Pharmaceuticals -- 4.7%
    Pfizer, Inc., 2.00%.....................................    01/24/2002     6,607,000       6,598,558
                                                                                            ------------
Energy -- 1.5%
  Integrated Oil -- 1.5%
    ChevronTexaco Corp., 2.04%..............................    01/09/2002     2,050,000       2,049,071
                                                                                            ------------
Finance -- 40.0%
  Banks -- 14.9%
    Citigroup, Inc., 1.87%..................................    01/02/2002     6,800,000       6,799,647
    UBS Securities Funding, Inc., 1.73%.....................    02/28/2002     7,000,000       6,980,489
    Wells Fargo Financial, Inc., 2.05%......................    01/18/2002     7,300,000       7,292,933
                                                                                            ------------
                                                                                              21,073,069
                                                                                            ------------
  Consumer Finance -- 15.3%
    American Express Credit Corp., 2.02%....................    01/15/2002     7,000,000       6,994,501
    Goldman Sachs Group, Inc., 2.06%........................    01/03/2002     7,700,000       7,699,119
    Household Finance Corp., 1.93%..........................    01/22/2002     2,000,000       1,997,748
    Household Finance Corp., 1.95%..........................    01/22/2002     5,000,000       4,994,312
                                                                                            ------------
                                                                                              21,685,680
                                                                                            ------------
  Diversified Finance -- 4.9%
    Tyco Capital, 1.75%.....................................    01/16/2002     7,000,000       6,994,896
                                                                                            ------------
  Investment Broker/Asset Management -- 4.9%
    J.P. Morgan Chase & Co., 1.75%..........................    02/15/2002     7,000,000       6,984,688
                                                                                            ------------
Technology -- 4.8%
  Computer Equipment -- 4.8%
    IBM Corp., 1.90%........................................    01/11/2002     6,800,000       6,796,411
                                                                                            ------------

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Net Assets, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                            DATE          PAR           VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Transportation -- 4.2%
  Trucking -- 4.2%
    United Parcel Service, 1.74%............................    01/07/2002    $6,000,000    $  5,998,260
                                                                                            ------------
Utilities -- 17.4%
  Multi Utilities -- 4.7%
    Duke Power Co., 2.00%...................................    01/25/2002     6,600,000       6,591,200
                                                                                            ------------
  Electric Utilities -- 12.7%
    FPL Capital Group, 2.00%................................    02/19/2002     6,500,000       6,482,306
    Southern Co., 2.07%.....................................    01/25/2002     4,450,000       4,443,859
    Tampa Electric Co., 1.78%...............................    02/12/2002     7,000,000       6,985,463
                                                                                            ------------
                                                                                              17,911,628
                                                                                            ------------
      TOTAL COMMERCIAL PAPER (COST $130,149,348)............                                 130,149,348
                                                                                            ------------

                                                               SHARES
                                                              ---------
SHORT TERM INVESTMENTS -- 8.2%
Finance -- 8.2%
  Investment Broker/Asset Management -- 8.2%
    BlackRock Provident Institutional Funds -- TempCash.....  5,792,416       5,792,416
    BlackRock Provident Institutional Funds -- TempFund.....  5,792,417       5,792,417
                                                                           ------------
      TOTAL SHORT TERM INVESTMENTS (COST $11,584,833).......                 11,584,833
                                                                           ------------
      TOTAL INVESTMENTS -- 100.2% (COST $141,734,181).......                141,734,181
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%).............                   (241,559)
                                                                           ------------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 141,492,695 shares
    of capital stock outstanding)...........................               $141,492,622
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($141,492,622/141,492,695 shares outstanding).............               $       1.00
                                                                           ============

See accompanying notes to financial statements.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
Market Street Fund

Statement of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO         ALL PRO
                                                                 BROAD         LARGE CAP       LARGE CAP
                                                                 EQUITY          GROWTH          VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $  3,123,152    $    251,507    $   680,853
  Interest..................................................       518,692          68,945         45,694
    Less: foreign taxes withheld............................        (3,868)           (614)          (544)
                                                              ------------    ------------    -----------
    Total Investment Income.................................     3,637,976         319,838        726,003
                                                              ------------    ------------    -----------
EXPENSES:
  Investment advisory fee...................................     1,551,862         279,148        230,445
  Administration fee........................................       395,275          71,897         60,159
  Trustees' fee.............................................        21,622           2,436          1,721
  Transfer agent fee........................................         5,209           3,089          3,002
  Custodian fee.............................................        48,089          30,042         23,121
  Legal fees................................................       102,466          18,062         14,504
  Audit fees................................................        16,226           2,785          2,171
  Printing..................................................        33,659           6,454          4,882
  Insurance.................................................         5,720           1,152            708
  Miscellaneous.............................................         1,639           1,258          2,127
                                                              ------------    ------------    -----------
    Total expenses..........................................     2,181,767         416,323        342,840
  Less: expenses waived by Advisor and/or reimbursed by
    affiliated insurance company............................      (269,760)        (56,487)       (46,253)
                                                              ------------    ------------    -----------
    Net expenses............................................     1,912,007         359,836        296,587
                                                              ------------    ------------    -----------
    Net investment income (loss)............................     1,725,969         (39,998)       429,416
                                                              ------------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................    20,128,948      (9,114,909)       565,599
    Foreign Currency related transactions...................            --              --             --
                                                              ------------    ------------    -----------
                                                                20,128,948      (9,114,909)       565,599
                                                              ------------    ------------    -----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   (54,906,833)     (1,091,307)    (1,071,220)
    Foreign currency related transactions...................            --              --             --
                                                              ------------    ------------    -----------
                                                               (54,906,833)     (1,091,307)    (1,071,220)
                                                              ------------    ------------    -----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   (34,777,885)    (10,206,216)      (505,621)
                                                              ------------    ------------    -----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $(33,051,916)   $(10,246,214)   $   (76,205)
                                                              ============    ============    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Statement of Operations for the Year Ended December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

       ALL PRO       ALL PRO        EQUITY
      SMALL CAP     SMALL CAP        500                          MID CAP                                  MONEY
        GROWTH        VALUE         INDEX       INTERNATIONAL     GROWTH       BALANCED        BOND        MARKET
      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
     $     89,683   $  422,957   $  4,370,860   $  1,873,672    $   230,635   $   265,813   $       --   $       --
          151,724       70,003        117,265         77,585        272,730     2,224,646    2,758,965    5,162,437
             (267)      (1,364)       (19,933)      (238,117)        (1,047)       (1,489)          --           --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          241,140      491,596      4,468,192      1,713,140        502,318     2,488,970    2,758,965    5,162,437
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          480,989      284,322        802,180        539,651        666,433       368,003      181,110      327,322
           96,438       58,126        604,363        130,097        168,075       123,563       83,441      239,865
            3,043        1,059         13,305          5,952          5,047         5,336        2,757        8,220
            3,250        2,983          6,569          3,468          3,710         3,424        3,151        4,141
           35,776       25,457         46,190         44,878         29,747        12,338       11,967       16,553
           25,506       13,430        158,452         32,995         39,265        30,856       20,261       59,262
            3,909        1,966         25,088          5,178          5,994         4,788        2,410        8,987
            9,864        4,917         67,392         10,302         13,290         9,864        6,744       19,791
            1,476          542          9,930          1,947          2,459         1,783          981        2,576
            1,315        1,157         24,323            839          1,115         1,169        3,010        1,068
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          661,566      393,959      1,757,792        775,307        935,135       561,124      315,832      687,785
          (72,405)     (46,491)      (821,915)            --        (85,650)         (630)      (9,739)     (37,905)
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
          589,161      347,468        935,877        775,307        849,485       560,494      306,093      649,880
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
         (348,021)     144,128      3,532,315        937,833       (347,167)    1,928,476    2,452,872    4,512,557
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
      (14,987,766)   2,543,480     (7,815,726)    (1,330,132)       318,700    (2,397,367)     979,941           (7)
               --           --             --       (191,308)            --            --           --           --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
      (14,987,766)   2,543,480     (7,815,726)    (1,521,440)       318,700    (2,397,367)     979,941           (7)
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
        5,631,136    1,396,980    (41,110,640)    (9,015,274)    (3,672,899)   (4,683,288)    (311,871)          --
               --           --             --         (1,771)            --            --           --           --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
        5,631,136    1,396,980    (41,110,640)    (9,017,045)    (3,672,899)   (4,683,288)    (311,871)          --
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
       (9,356,630)   3,940,460    (48,926,366)   (10,538,485)    (3,354,199)   (7,080,655)     668,070           (7)
     ------------   ----------   ------------   ------------    -----------   -----------   ----------   ----------
     $ (9,704,651)  $4,084,588   $(45,394,051)  $ (9,600,652)   $(3,701,366)  $(5,152,179)  $3,120,942   $4,512,550
     ============   ==========   ============   ============    ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                              ALL PRO        ALL PRO        ALL PRO       ALL PRO        ALL PRO        EQUITY
                                               BROAD        LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP        500
                                               EQUITY         GROWTH         VALUE         GROWTH         VALUE         INDEX
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  1,725,969   $    (39,998)  $   429,416   $   (348,021)  $   144,128   $  3,532,315
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    20,128,948     (9,114,909)      565,599    (14,987,766)    2,543,480     (7,815,726)
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........   (54,906,833)    (1,091,307)   (1,071,220)     5,631,136     1,396,980    (41,110,640)
                                            ------------   ------------   -----------   ------------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations.............   (33,051,916)   (10,246,214)      (76,205)    (9,704,651)    4,084,588    (45,394,051)
 Distributions:
   From net investment income.............    (3,693,764)       (22,404)     (296,258)            --      (140,374)    (3,469,545)
   From net realized short-term and
    foreign currency gains................    (2,145,542)            --            --             --            --       (672,138)
   From net realized long-term gains......   (20,585,279)            --            --             --            --             --
 Capital share transactions:**
   Net contributions (withdrawals) from
    affiliated life insurance companies...    12,077,251      4,512,013    10,284,531        854,299    13,823,371      8,112,409
                                            ------------   ------------   -----------   ------------   -----------   ------------
    Total increase (decrease) in net
      assets..............................   (47,399,250)    (5,756,605)    9,912,068     (8,850,352)   17,767,585    (41,423,325)
NET ASSETS
 Beginning of period......................   256,659,952     45,407,556    28,629,874     62,119,548    22,152,296    366,338,106
                                            ------------   ------------   -----------   ------------   -----------   ------------
 End of period............................  $209,260,702   $ 39,650,951   $38,541,942   $ 53,269,196   $39,919,881   $324,914,781
                                            ============   ============   ===========   ============   ===========   ============

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2000
                                              ALL PRO        ALL PRO        ALL PRO       ALL PRO        ALL PRO        EQUITY
                                               BROAD        LARGE CAP      LARGE CAP     SMALL CAP      SMALL CAP        500
                                               EQUITY         GROWTH         VALUE         GROWTH         VALUE         INDEX
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO*
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  3,693,764   $     22,404   $   296,258   $   (410,913)  $   140,374   $  3,469,545
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    28,129,243        (81,058)   (1,872,285)    (2,933,439)      840,301        395,747
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........    (7,547,466)    (9,794,179)    2,181,360    (18,267,744)    2,762,127    (29,154,707)
                                            ------------   ------------   -----------   ------------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations.............    24,275,541     (9,852,833)      605,333    (21,612,096)    3,742,802    (25,289,415)
 Distributions:
   From net investment income.............    (4,242,412)            --      (223,008)            --       (37,204)            --
   From net realized short-term and
    foreign currency gains................            --       (819,069)           --     (1,190,602)           --             --
   From net realized long-term gains......   (18,946,927)      (636,987)           --       (203,792)           --             --
 Capital share transactions:**
   Net contributions (withdrawals) from
    affiliated life insurance companies...   (46,687,886)(1)   18,755,426   3,928,938     39,925,557     7,146,392    391,627,521
                                            ------------   ------------   -----------   ------------   -----------   ------------
    Total increase (decrease) in net
      assets..............................   (45,601,684)     7,446,537     4,311,263     16,919,067    10,851,990    366,338,106
NET ASSETS
 Beginning of period......................   302,261,636     37,961,019    24,318,611     45,200,481    11,300,306             --
                                            ------------   ------------   -----------   ------------   -----------   ------------
 End of period............................  $256,659,952   $ 45,407,556   $28,629,874   $ 62,119,548   $22,152,296   $366,338,106
                                            ============   ============   ===========   ============   ===========   ============

(1.) Includes redemption of $27,804,811 as a result of redemption-in-kind on November 30, 2000.

 * Commencement of operations was February 7, 2000.

** See note 7 in notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets -- Concluded

--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                            MID CAP                                     MONEY
                                                          INTERNATIONAL      GROWTH       BALANCED        BOND          MARKET
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).........................   $   937,833    $   (347,167)  $ 1,928,476   $ 2,452,872   $  4,512,557
   Net realized gain (loss) on investments and foreign
    currency related transactions.......................    (1,521,440)        318,700    (2,397,367)      979,941             (7)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations....    (9,017,045)     (3,672,899)   (4,683,288)     (311,871)            --
                                                           -----------    ------------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations..........................................    (9,600,652)     (3,701,366)   (5,152,179)    3,120,942      4,512,550
 Distributions:
   From net investment income...........................      (948,131)       (656,102)   (2,557,702)   (2,443,787)    (4,512,557)
   From net realized short-term and foreign currency
    gains...............................................    (2,102,975)    (13,019,797)           --            --             --
   From net realized long-term gains....................    (4,659,423)    (10,025,062)   (3,620,624)           --             --
 Capital share transactions:**
   Net contributions (withdrawals) from affiliated life
    insurance companies.................................     7,555,975      26,646,924     8,803,397    13,700,285     32,661,817
                                                           -----------    ------------   -----------   -----------   ------------
    Total increase (decrease) in net assets.............    (9,755,206)       (755,403)   (2,527,108)   14,377,440     32,661,810
NET ASSETS
 Beginning of period....................................    78,500,863      98,969,382    71,520,712    38,981,867    108,830,812
                                                           -----------    ------------   -----------   -----------   ------------
 End of period..........................................   $68,745,657    $ 98,213,979   $68,993,604   $53,359,307   $141,492,622
                                                           ===========    ============   ===========   ===========   ============

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2000
                                                                             MID CAP                                    MONEY
                                                           INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)..........................  $    948,131    $   656,102   $ 2,557,702   $ 2,443,787   $  6,421,823
   Net realized gain (loss) on investments and foreign
    currency related transactions........................     6,787,608     23,365,099     3,620,624    (1,504,908)            --
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.....   (10,463,432)       937,624      (331,594)    2,499,445             --
                                                           ------------    -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations...........................................    (2,727,693)    24,958,825     5,846,732     3,438,324      6,421,823
 Distributions:
   From net investment income............................    (1,001,935)      (325,505)   (2,365,140)   (2,245,406)    (6,421,823)
   From net realized short-term and foreign currency
    gains................................................    (1,244,046)    (1,443,401)           --            --             --
   From net realized long-term gains.....................    (8,909,823)    (3,699,412)   (3,592,195)           --             --
 Capital share transactions:**
   Net contributions (withdrawals) from affiliated life
    insurance companies..................................     3,588,795     16,966,529(2)  (2,354,517)    (393,316)    (8,056,626)
                                                           ------------    -----------   -----------   -----------   ------------
    Total increase (decrease) in net assets..............   (10,294,702)    36,457,036    (2,465,120)      799,602     (8,056,626)
NET ASSETS
 Beginning of period.....................................    88,795,565     62,512,346    73,985,832    38,182,265    116,887,438
                                                           ------------    -----------   -----------   -----------   ------------
 End of period...........................................  $ 78,500,863    $98,969,382   $71,520,712   $38,981,867   $108,830,812
                                                           ============    ===========   ===========   ===========   ============

(2.) Includes redemption of $7,942,354 as a result of redemption-in-kind on November 30, 2000.

** See note 7 in notes to financial statements.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                               ALL PRO BROAD EQUITY PORTFOLIO (FORMERLY, GROWTH PORTFOLIO)
----------------------------------------------------------------------------------------------------------------------------
                                                              01/01/01    01/01/00    01/01/99    01/01/98    01/01/97
                                                                    TO          TO          TO          TO          TO
                                                              12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $19.18      $18.94      $18.82      $19.46      $18.10
                                                               -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       .12         .28         .27         .27         .35
Net realized and unrealized gain (loss) on investments......     (2.38)       1.42         .28        1.97        3.49
                                                               -------     -------     -------     -------     -------
   Total from investment operations.........................     (2.26)       1.70         .55        2.24        3.84
                                                               -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.28)       (.27)       (.06)       (.29)       (.38)
Dividends to shareholders from net capital gains............     (1.70)      (1.19)       (.37)      (2.59)      (2.10)
                                                               -------     -------     -------     -------     -------
   Total Distributions......................................     (1.98)      (1.46)       (.43)      (2.88)      (2.48)
                                                               -------     -------     -------     -------     -------
Net asset value, end of period..............................    $14.94      $19.18      $18.94      $18.82      $19.46
                                                               =======     =======     =======     =======     =======
   Total return.............................................    (12.84)%      9.64%       2.98%      13.70%      24.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   209,261     256,660     302,262     315,299     267,389
Ratios of expenses to average net assets(1) (annualized)....       .87%        .48%        .48%        .46%        .43%
Ratios of net investment income to average net assets
 (annualized)...............................................       .79%       1.32%       1.35%       1.53%       2.01%
Portfolio turnover..........................................       140%         39%         46%         30%        108%
----------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Broad Equity Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000, 1999, 1998, and 1997 were as follows: 1.00%, 0.48%, 0.48%,
     0.47%, and 0.43%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                   ALL PRO LARGE CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   05/04/98(2)
                                                                   TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $11.50     $14.77     $11.77     $10.00
                                                               ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................     (.01)       .01       (.01)       .00
Net realized and unrealized gain (loss) on investments......    (2.48)     (2.70)      3.01       1.77
                                                               ------     ------     ------     ------
   Total from investment operations.........................    (2.49)     (2.69)      3.00       1.77
                                                               ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.01)      (.00)      (.00)      (.00)
Dividends to shareholders from net capital gains............     (.00)      (.58)      (.00)      (.00)
                                                               ------     ------     ------     ------
   Total Distributions......................................     (.01)      (.58)      (.00)      (.00)
                                                               ------     ------     ------     ------
Net asset value, end of period..............................    $9.00     $11.50     $14.77     $11.77
                                                               ======     ======     ======     ======
   Total return.............................................   (21.70)%   (19.00)%    25.52%     17.70%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   39,651     45,408     37,961     14,307
Ratios of expenses to average net assets(1) (annualized)....      .90%       .87%       .89%       .90%
Ratios of net investment income (loss) to average net assets
 (annualized)...............................................     (.10)%      .05%      (.09)%      .04%
Portfolio turnover..........................................      105%       109%        83%        64%
-----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Large Cap Growth Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.04%, 0.87%, 0.89%, and 0.92% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    ALL PRO LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   05/04/98(2)
                                                                   TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $10.06      $9.98      $9.90     $10.00
                                                               ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .11        .10        .09        .07
Net realized and unrealized gain (loss) on investments......     (.19)       .07        .06       (.17)
                                                               ------     ------     ------     ------
   Total from investment operations.........................     (.08)       .17        .15       (.10)
                                                               ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.10)      (.09)      (.07)      (.00)
Dividends to shareholders from net capital gains............     (.00)      (.00)      (.00)      (.00)
                                                               ------     ------     ------     ------
   Total Distributions......................................     (.10)      (.09)      (.07)      (.00)
                                                               ------     ------     ------     ------
Net asset value, end of period..............................    $9.88     $10.06      $9.98      $9.90
                                                               ======     ======     ======     ======
   Total return.............................................    (0.74)%     1.75%      1.49%     (1.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   38,542     28,630     24,319     15,616
Ratios of expenses to average net assets(1) (annualized)....      .90%       .92%       .91%       .95%
Ratios of net investment income to average net assets
 (annualized)...............................................     1.30%      1.17%      1.07%      1.31%
Portfolio turnover..........................................       50%        84%        64%        39%
-----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Large Cap Value Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.04%, 0.92%, 0.91% and 0.97% (annualized), respectively.

(2.) Commencement of operations.

(3. )Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                   ALL PRO SMALL CAP GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   05/04/98(2)
                                                                   TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $14.38     $18.83      $9.80     $10.00
                                                               ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................     (.09)      (.05)      (.04)      (.01)
Net realized and unrealized gain (loss) on investments......    (2.20)     (3.77)      9.07       (.19)
                                                               ------     ------     ------     ------
       Total from investment operations.....................    (2.29)     (3.82)      9.03       (.20)
                                                               ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.00)      (.00)      (.00)      (.00)
Dividends to shareholders from net capital gains............     (.00)      (.63)      (.00)      (.00)
                                                               ------     ------     ------     ------
   Total Distributions......................................     (.00)      (.63)      (.00)      (.00)
                                                               ------     ------     ------     ------
Net asset value, end of period..............................   $12.09     $14.38     $18.83      $9.80
                                                               ======     ======     ======     ======
   Total return.............................................   (15.92)%   (21.15)%    92.14%     (2.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   53,269     62,120     45,200      9,685
Ratios of expenses to average net assets(1) (annualized)....     1.10%      1.07%      1.11%      1.24%
Ratios of net investment income (loss) to average net assets
 (annualized)...............................................     (.65)%     (.58)%     (.57)%     (.14)%
Portfolio turnover..........................................      210%       141%       114%        82%
-----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Small Cap Growth Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.24%, 1.07%, 1.11%, and 1.25% (annualized), respectively.

(2.) Commencement of operations.

(3. )Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                    ALL PRO SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   05/04/98(2)
                                                                   TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $9.12      $7.57      $8.25     $10.00
                                                               ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .04        .06        .02        .02
Net realized and unrealized gain (loss) on investments......     1.12       1.51       (.68)     (1.77)
                                                               ------     ------     ------     ------
   Total from investment operations.........................     1.16       1.57       (.66)     (1.75)
                                                               ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.06)      (.02)      (.02)      (.00)
Dividends to shareholders from net capital gains............     (.00)      (.00)      (.00)      (.00)
                                                               ------     ------     ------     ------
   Total Distributions......................................     (.06)      (.02)      (.02)      (.00)
                                                               ------     ------     ------     ------
Net asset value, end of period..............................   $10.22      $9.12      $7.57      $8.25
                                                               ======     ======     ======     ======
   Total return.............................................    12.80%     20.88%     (8.05)%   (17.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   39,920     22,152     11,300      8,073
Ratios of expenses to average net assets (annualized)(1)....     1.10%      1.14%      1.20%      1.28%
Ratios of net investment income to average net assets
 (annualized)...............................................      .46%       .90%       .39%       .48%
Portfolio turnover..........................................       57%       117%       114%        38%
-----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Small Cap Value Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.25%, 1.14%, 1.21% and 1.36% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                 EQUITY 500 INDEX
                                                                     PORTFOLIO
-------------------------------------------------------------------------------------
                                                              01/01/01   02/07/00(2)
                                                                   TO         TO
                                                              12/31/01   12/31/00
-------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $9.36     $10.00
                                                              -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .09        .09
Net realized and unrealized gain (loss) on investments......    (1.22)      (.73)
                                                              -------    -------
   Total from investment operations.........................    (1.13)      (.64)
                                                              -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.09)      (.00)
Dividends to shareholders from net capital gains............     (.02)      (.00)
                                                              -------    -------
   Total Distributions......................................     (.11)      (.00)
                                                              -------    -------
Net asset value, end of period..............................    $8.12      $9.36
                                                              =======    =======
   Total return.............................................   (12.24)%    (6.40)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................  324,915    366,338
Ratios of expenses to average net assets (annualized)(1)....      .28%       .28%
Ratios of net investment income to average net assets
 (annualized)...............................................     1.06%       .99%
Portfolio turnover..........................................        6%         5%
-------------------------------------------------------------------------------------

(1.) Expense ratios for the Equity 500 Index Portfolio before reimbursement of expense by an affiliated insurance company for the year ended December 31, 2001 and the period ended December 31, 2000 were 0.53% and 0.40% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                            INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                                 TO         TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $14.14     $16.68     $13.85     $13.61     $13.41
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .12        .17        .19        .15        .11
Net realized and unrealized gain (loss) on investments......    (1.67)      (.61)      3.61       1.14       1.08
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................    (1.55)      (.44)      3.80       1.29       1.19
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.17)      (.19)      (.16)      (.10)      (.11)
Dividends to shareholders from net capital gains............    (1.22)     (1.91)      (.81)      (.95)      (.88)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.39)     (2.10)      (.97)     (1.05)      (.99)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $11.20     $14.14     $16.68     $13.85     $13.61
                                                               ======     ======     ======     ======     ======
   Total return.............................................   (12.20)%    (2.75)%    29.33%     10.13%      9.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   68,746     78,501     88,796     71,363     62,513
Ratios of expenses to average net assets(1)(annualized).....     1.08%       .95%       .98%      1.00%      1.02%
Ratios of net investment income to average net assets
 (annualized)...............................................     1.04%      1.33%      1.32%      1.18%      1.13%
Portfolio turnover..........................................       36%        37%        41%        37%        37%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the International Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000, 1999, 1998, and 1997 were as follows: 1.08%, 0.95%, 0.98%,
     1.00%, and 1.02%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                           MID CAP GROWTH PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
                                                           01/01/01      01/01/00      01/01/99      01/01/98      01/01/97
                                                              TO            TO            TO            TO            TO
                                                           12/31/01      12/31/00      12/31/99      12/31/98      12/31/97
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................    $27.71        $21.97        $21.91        $22.19        $18.52
                                                            ------        ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............................      (.07)          .18           .11           .11           .17
Net realized and unrealized gain on investments.........     (1.00)         7.48          2.89          1.50          3.72
                                                            ------        ------        ------        ------        ------
   Total from investment operations.....................     (1.07)         7.66          3.00          1.61          3.89
                                                            ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income....      (.18)         (.11)         (.11)         (.18)         (.18)
Dividends to shareholders from net capital gains........     (6.45)        (1.81)        (2.83)        (1.71)         (.04)
                                                            ------        ------        ------        ------        ------
   Total Distributions..................................     (6.63)        (1.92)        (2.94)        (1.89)         (.22)
                                                            ------        ------        ------        ------        ------
Net asset value, end of period..........................    $20.01        $27.71        $21.97        $21.91        $22.19
                                                            ======        ======        ======        ======        ======
   Total return.........................................     (3.36)%       38.24%        15.96%         7.99%        21.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)........................    98,214        98,969        62,513        56,495        48,574
Ratios of expenses to average net
 assets(1)(annualized)..................................       .92%          .53%          .57%          .61%          .63%
Ratios of net investment income (loss) to average net
 assets (annualized)....................................      (.37)%         .81%          .59%          .56%          .95%
Portfolio turnover......................................       135%           68%           46%           41%           37%
---------------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Mid Cap Growth Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000, 1999, 1998, and 1997 were as follows: 1.01%, 0.53%, 0.57%,
     0.62%, and 0.63%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                  BALANCED PORTFOLIO (FORMERLY, MANAGED PORTFOLIO)
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                                 TO         TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $16.79     $16.79     $17.68     $17.06     $14.68
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .40        .60        .54        .54        .54
Net realized and unrealized gain (loss) on investments......    (1.49)       .75       (.41)      1.45       2.49
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................    (1.09)      1.35        .13       1.99       3.03
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.60)      (.54)      (.13)      (.55)      (.53)
Dividends to shareholders from net capital gains............     (.85)      (.81)      (.89)      (.82)      (.12)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.45)     (1.35)     (1.02)     (1.37)      (.65)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $14.25     $16.79     $16.79     $17.68     $17.06
                                                               ======     ======     ======     ======     ======
   Total return.............................................    (7.02)%     8.75%      0.75%     12.54%     21.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   68,994     71,521     73,986     67,805     56,068
Ratios of expenses to average net assets(1) (annualized)....      .82%       .57%       .57%       .57%       .58%
Ratios of net investment income to average net assets
 (annualized)...............................................     2.82%      3.65%      3.25%      3.22%      3.47%
Portfolio turnover..........................................      101%       157%       156%       203%        99%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Balanced Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000, 1999, 1998, and 1997 were as follows: 0.82%, 0.57%, 0.57%, 0.58%, and
     0.58%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                   BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                                 TO         TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $10.92     $10.58     $11.22     $10.98     $10.67
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .50        .68        .62        .63        .64
Net realized and unrealized gain (loss) on investments......      .25        .28       (.99)       .25        .33
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................      .75        .96       (.37)       .88        .97
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.68)      (.62)      (.15)      (.64)      (.66)
Dividends to shareholders from net capital gains............     (.00)      (.00)      (.12)      (.00)      (.00)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................     (.68)      (.62)      (.27)      (.64)      (.66)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $10.99     $10.92     $10.58     $11.22     $10.98
                                                               ======     ======     ======     ======     ======
   Total return.............................................     7.40%      9.68%     (3.31)%    (8.22)%     9.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   53,359     38,982     38,182     36,846     23,350
Ratios of expenses to average net assets(1) (annualized)....      .67%       .52%       .52%       .53%       .57%
Ratios of net investment income to average net assets
 (annualized)...............................................     5.37%      6.59%      6.19%      6.03%      6.24%
Portfolio turnover..........................................      641%       202%       202%       163%       105%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000, 1999, 1998, and 1997 were as follows: 0.69%, 0.52%, 0.52%, 0.55%, and
     0.57%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                               MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/01   01/01/00   01/01/99   01/01/98   01/01/97
                                                                   TO         TO         TO         TO         TO
                                                              12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                              -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .04        .06        .05        .05        .05
                                                              -------    -------    -------    -------    -------
   Total from investment operations.........................      .04        .06        .05        .05        .05
                                                              -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.04)      (.06)      (.05)      (.05)      (.05)
                                                              -------    -------    -------    -------    -------
   Total Distributions......................................     (.04)      (.06)      (.05)      (.05)      (.05)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                              =======    =======    =======    =======    =======
   Total return.............................................     3.64%      6.16%      4.91%      5.29%      5.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................  141,493    108,831    116,887     91,453     64,339
Ratios of expenses to average net assets(1) (annualized)....      .50%       .41%       .40%       .40%       .39%
Ratios of net investment income to average net assets
 (annualized)...............................................     3.45%      5.98%      4.81%      5.15%      5.21%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Money Market Portfolio before reimbursement of expense by an affiliated insurance company for the years ended December 31, 2001, 2000, 1999, 1998, and 1997 were as follows: 0.53%, 0.41%, 0.40%,
     0.42%, and 0.39%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001

--------------------------------------------------------------------------------

1. ORGANIZATION

Market Street Fund (the "Fund") is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As of close of business on January 26, 2001 the Fund was reorganized as a Delaware Business Trust. Previously, the Fund had been organized as a Maryland Corporation since 1985. As a "series" type of mutual fund, the Fund issues separate series of shares of beneficial interest currently consisting of the All Pro Broad Equity Portfolio (formerly, Growth Portfolio prior to January 29,
2001), All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio prior to January 29, 2001), Balanced Portfolio (formerly, Managed Portfolio prior to January 29, 2001), Bond Portfolio, and Money Market Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company (NLIC) of Vermont. The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies that are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost, which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Futures Contracts

The Portfolios, except for Money Market and Bond Portfolios, may enter into futures contracts for the

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market value of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Cash or securities are deposited with brokers in order to maintain a position. At December 31, 2001, the Equity 500 Index Portfolio held twelve Long S&P 500 March 2002 futures, with a cost of $3,416,800 and a current market value of $3,447,600.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following basis:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of any investment income of the Money Market Portfolio are declared daily and paid monthly. The All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, and Bond Portfolio declare and pay any dividends of investment income annually. For all Portfolios, distributions of any capital gains are declared and paid annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either consid-

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

ered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Temporary book/tax differences at December 31, 2001 are not considered material and relate to wash sale losses disallowed for tax purposes, unrealized appreciation (depreciation) on futures contracts, and foreign currency gains (losses).

  Federal Income Taxes

It is the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Under the advisory agreement, the Fund is obligated to pay investment advisory fees to Market Street Investment Management Co. (MSIM) with respect to the Portfolios monthly as a percentage of the Portfolios' average daily net assets. For the period prior to January 29, 2001, Sentinel Advisors Company (SAC), a Vermont General Partnership, served as advisor for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios. For the period prior to January 29, 2001 with respect to the Broad Equity Portfolio, SAC was compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. For the period prior to January 29, 2001 with respect to the Mid Cap Growth portfolio, SAC was compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. For the period prior to January 29, 2001 with respect to the Balanced Portfolio, SAC was compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of the average daily net assets in excess of $100 million. For the period prior to January 29, 2001 with respect to the Bond Portfolio, SAC was compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of the average daily net assets in excess of $100 million. For the period prior to January 29, 2001, SAC was compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio.

For the period beginning January 29, 2001 with respect to the All Pro Broad Equity Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $200 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Mid Cap Growth Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $200 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Balanced Portfolio, MSIM is compensated

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

monthly at an effective annual rate of 0.55% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the Bond Portfolio, MSIM is compensated monthly at an effective annual rate of 0.40% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the Money Market Portfolio, MSIM is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Portfolio.

For the year ended December 31, 2001, MSIM served as advisor for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, and International Portfolios. For the period prior to January 29, 2001 with respect to the All Pro Large Cap Growth and All Pro Large Cap Value Portfolios, MSIM was compensated monthly at an effective annual rate of 0.70% of the average daily net assets. For the period prior to January 29, 2001 with respect to the All Pro Small Cap Growth and All Pro Small Cap Value Portfolios, MSIM was compensated monthly at an effective annual rate of 0.90% of the average daily net assets. For the period prior to January 29, 2001 with respect to the Equity 500 Index Portfolio, MSIM was compensated monthly at an effective annual rate of 0.24% of the average daily net assets. For the period prior to January 29, 2001 with respect to the International Portfolio, MSIM was compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of the average daily net assets in excess of $500 million.

For the period beginning January 29, 2001 with respect to the All Pro Large Cap Growth Portfolio and All Pro Large Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.70% of the first $200 million of the average daily net assets of the portfolios and 0.65% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the All Pro Small Cap Growth Portfolio and All Pro Small Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.90% of the first $200 million of the average daily net assets of the portfolios and 0.85% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Equity 500 Index Portfolio, MSIM is compensated monthly at an effective annual rate of 0.24% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the International Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $500 million.

For the period prior to January 29, 2001, PMLIC agreed to reimburse each fund for ordinary operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of 0.40% of all of the Portfolio's average daily net assets, exclusive of the Equity 500 Index Portfolio and the International Portfolio which were 0.04% and 0.75% of the average daily net assets, respectively. For the period beginning January 29, 2001, PMLIC agrees to reimburse each fund for ordinary operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of 0.16% for the All Pro Broad Equity Portfolio; 0.20% for

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value Portfolios; 0.04% for the Equity 500 Index Portfolio; 0.75% for the International Portfolio; 0.20% for the Mid Cap Growth Portfolio; 0.40% for the Balanced Portfolio; 0.28% for the Bond Portfolio; and 0.25% for the Money Market Portfolio. The table below summarizes the amount reimbursed for each Portfolio by PMLIC for the year ended December 31, 2001.

                                  REIMBURSED
PORTFOLIO                          BY PMLIC
---------                         ----------
All Pro Broad Equity
  Portfolio.....................  $  269,760
All Pro Large Cap Growth
  Portfolio.....................      56,487
All Pro Large Cap Value
  Portfolio.....................      46,253
All Pro Small Cap Growth
  Portfolio.....................      72,405
All Pro Small Cap Value
  Portfolio.....................      46,491
Equity 500 Index Portfolio......     821,915
International Portfolio.........          --
Mid Cap Growth Portfolio........      85,650
Balanced Portfolio..............         630
Bond Portfolio..................       9,739
Money Market Portfolio..........      37,905
                                  ----------
                                  $1,447,235
                                  ==========

As of January 29, 2001, Provident Mutual serves as the Fund's administrator. For providing administrative services, the Fund is obligated to pay Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of each Portfolio's average daily net assets.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

4. NET ASSETS

At December 31, 2001, the Portfolios' net assets consisted of:

                                                                ALL PRO        ALL PRO       ALL PRO       ALL PRO
                                                                 BROAD        LARGE CAP     LARGE CAP     SMALL CAP
                                                                 EQUITY        GROWTH         VALUE         GROWTH
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $198,220,914   $52,651,914   $38,479,572   $ 66,867,720
Undistributed net investment income.........................     1,725,969            --       429,416             --
Accumulated net realized gains:
Short-term and foreign currency gains.......................            --            --            --             --
Long-term gains.............................................    21,445,809            --            --             --
Accumulated net realized losses.............................            --    (8,985,276)   (1,467,149)   (17,239,407)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................   (12,131,990)   (4,015,687)    1,100,103      3,640,875
                                                              ------------   -----------   -----------   ------------
                                                              $209,260,702   $39,650,951   $38,541,942   $ 53,269,188
                                                              ============   ===========   ===========   ============

                                                                ALL PRO
                                                               SMALL CAP       EQUITY
                                                                 VALUE       500 INDEX     INTERNATIONAL
                                                               PORTFOLIO     PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $33,703,398   $399,739,930    $74,997,578
Undistributed net investment income.........................      144,128      3,532,315        746,525
Accumulated net realized gains:
Short-term and foreign currency gains.......................      213,048             --             --
Long-term gains.............................................    1,609,048             --             --
Accumulated net realized losses.............................           --     (3,873,898)      (991,447)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    4,276,567    (74,483,566)    (6,006,999)
                                                              -----------   ------------    -----------
                                                              $39,919,881   $324,914,781    $68,745,657
                                                              ===========   ============    ===========

                                                                MID CAP                                    MONEY
                                                                GROWTH       BALANCED        BOND          MARKET
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $91,109,127   $66,286,660   $51,897,917   $141,492,695
Undistributed net investment income.........................           --     1,928,476     2,452,872             --
Accumulated net realized gains:
Short-term and foreign currency gains.......................           --            --            --             --
Long-term gains.............................................      452,788            --            --             --
Accumulated net realized losses.............................           --    (2,174,493)   (1,409,283)           (73)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    6,652,064     2,952,961       417,801             --
                                                              -----------   -----------   -----------   ------------
                                                              $98,213,979   $68,993,604   $53,359,307   $141,492,622
                                                              ===========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the year ended December 31, 2001, were as follows:

                                                 ALL PRO        ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                  BROAD        LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                                  EQUITY        GROWTH         VALUE         GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds..............................            --            --            --             --            --
Common and Preferred Stock...................   304,694,647    46,447,196    25,796,835    109,144,939    30,051,970
                                               ------------   -----------   -----------   ------------   -----------
Total Purchases..............................  $304,694,647   $46,447,196   $25,796,835   $109,144,939   $30,051,970
                                               ============   ===========   ===========   ============   ===========
SALES
U.S. Gov't Obligations.......................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds..............................            --            --            --             --            --
Common and Preferred Stock...................   290,261,064    40,464,015    15,887,087    106,005,808    16,905,850
                                               ------------   -----------   -----------   ------------   -----------
Total Sales..................................  $290,261,064   $40,464,015   $15,887,087   $106,005,808   $16,905,850
                                               ============   ===========   ===========   ============   ===========

                                                 EQUITY                        MID CAP
                                                500 INDEX    INTERNATIONAL      GROWTH       BALANCED         BOND
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $        --    $        --    $         --   $ 5,077,953   $294,080,804
Corporate Bonds..............................           --             --              --    13,014,070     30,732,004
Common and Preferred Stock...................   30,377,869     24,987,258     124,987,607    55,157,247             --
                                               -----------    -----------    ------------   -----------   ------------
Total Purchases..............................  $30,377,869    $24,987,258    $124,987,607   $73,249,270   $324,812,808
                                               ===========    ===========    ============   ===========   ============
SALES
U.S. Gov't Obligations.......................  $        --    $        --    $         --   $ 3,463,129   $277,531,914
Corporate Bonds..............................           --             --              --     9,242,505     17,200,783
Common and Preferred Stock...................   20,912,565     25,550,808     118,828,286    52,902,251             --
                                               -----------    -----------    ------------   -----------   ------------
Total Sales..................................  $20,912,565    $25,550,808    $118,828,286   $65,607,885   $294,732,697
                                               ===========    ===========    ============   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 2001 is as follows:

                                                 ALL PRO        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                  BROAD        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                  EQUITY        GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 14,847,175   $ 1,894,258   $ 2,925,067   $ 6,867,532   $ 5,381,097
Aggregate gross unrealized depreciation......   (26,979,165)   (5,909,945)   (1,824,960)   (3,226,657)   (1,104,530)
                                               ------------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)...  $(12,131,990)  $(4,015,687)  $ 1,100,107   $ 3,640,875   $ 4,276,567
                                               ============   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal
 income tax purposes.........................  $222,556,180   $44,424,096   $37,702,624   $51,188,576   $36,670,253
                                               ============   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future gains). The carryover
 expires as follows: All Pro Large Cap
 Growth -- $188,133 in 2008, $8,797,143 in
 2009; All Pro Large Cap Value -- $1,467,149
 in 2008; All Pro Small Cap
 Growth -- $2,434,545 in 2008, $14,804,862 in
 2009........................................  $         --   $ 8,985,276   $ 1,467,149   $17,239,407   $        --
                                               ============   ===========   ===========   ===========   ===========

                                              EQUITY                         MID CAP                                    MONEY
                                             500 INDEX     INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized
 appreciation............................  $  34,506,478   $  4,959,699    $14,276,381   $ 4,156,489   $   900,204   $         --
Aggregate gross unrealized
 depreciation............................   (108,990,044)   (10,966,698)    (7,624,317)   (1,203,528)     (482,403)            --
                                           -------------   ------------    -----------   -----------   -----------   ------------
Net unrealized appreciation
 (depreciation)..........................  $ (74,483,566)  $ (6,006,999)   $ 6,652,064   $ 2,952,961   $   417,801   $         --
                                           =============   ============    ===========   ===========   ===========   ============
Aggregate cost of securities for federal
 income tax purposes.....................  $ 397,671,706   $ 72,458,292    $91,888,271   $64,794,884   $66,922,719   $141,734,181
                                           =============   ============    ===========   ===========   ===========   ============
Capital loss carryover (available to
 offset future gains). The carryover
 expires as follows: Equity 500 Index
 Portfolio -- $3,873,898 in 2009;
 International Portfolio -- $991,447 in
 2009; Balanced Portfolio -- $2,174,493
 in 2009; Bond Portfolio -- $1,409,283 in
 2008; Money Market Portfolio -- $57 in
 2005, $9 in 2007, $7 in 2009............  $   3,873,898   $    991,447    $        --   $ 2,174,493   $ 1,409,283   $         73
                                           =============   ============    ===========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL SHARES AND CAPITAL SHARE TRANSACTIONS

On December 31, 2001, the Fund had authorized an unlimited number of shares of beneficial interest (shares) without par value. The shares are divided into eleven series: All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, Bond Portfolio, and Money Market Portfolio.

On December 31, 2001, Provident Mutual Life Insurance Company owned 995,874 shares of All Pro Large Cap Value, 231,852 shares of All Pro Small Cap Growth and 404,848 shares of All Pro Small Cap Value.

Transactions in capital shares for the year ended December 31, 2001 were as follows:

                                          ALL PRO                    ALL PRO                   ALL PRO
                                       BROAD EQUITY                 LARGE CAP                 LARGE CAP
                                         PORTFOLIO              GROWTH PORTFOLIO           VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
                                   SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold....................     716,166   $ 10,789,353   1,284,648   $12,159,492   1,675,649   $16,303,155
Shares redeemed................  (1,680,374)   (25,136,688)   (826,816)   (7,669,883)   (653,000)   (6,314,882)
Shares reinvested..............   1,590,884     26,424,586       1,988        22,404      30,448       296,258
                                 ----------   ------------   ---------   -----------   ---------   -----------
Net contributions from
 affiliated insurance
 companies.....................     626,676   $ 12,077,251     459,820   $ 4,512,013   1,053,097   $10,284,531
                                 ==========   ============   =========   ===========   =========   ===========

                                         ALL PRO
                                        SMALL CAP
                                     GROWTH PORTFOLIO
-------------------------------  ------------------------
                                  SHARES        AMOUNT
-------------------------------  ------------------------
Shares sold....................  1,018,274   $ 12,776,490
Shares redeemed................   (931,921)   (11,922,191)
Shares reinvested..............         --             --
                                 ---------   ------------
Net contributions from
 affiliated insurance
 companies.....................     86,353   $    854,299
                                 =========   ============

                                                          ALL PRO
                                                         SMALL CAP              EQUITY 500 INDEX              INTERNATIONAL
                                                      VALUE PORTFOLIO               PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................................  2,311,347   $21,657,044    6,473,432   $ 53,994,815    2,153,391   $ 25,388,635
Shares redeemed.................................   (851,254)   (7,974,047)  (6,069,337)   (50,024,089)  (2,172,847)   (25,543,189)
Shares reinvested...............................     15,915       140,374      454,132      4,141,683      606,651      7,710,529
                                                  ---------   -----------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies......................................  1,476,008   $13,823,371      858,227   $  8,112,409      587,195   $  7,555,975
                                                  =========   ===========   ==========   ============   ==========   ============

                                      MID CAP                                                               MONEY MARKET
                                  GROWTH PORTFOLIO         BALANCED PORTFOLIO         BOND PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT         SHARES
------------------------------------------------------------------------------------------------------------------------
Shares sold.................    909,545   $ 17,656,995    856,833   $12,325,764   1,949,568   $20,896,035    194,933,924
Shares redeemed.............   (781,067)   (14,711,032)  (681,892)   (9,700,693)   (901,715)   (9,639,537)  (167,137,221)
Shares reinvested...........  1,208,000     23,700,961    407,005     6,178,326     236,343     2,443,787      4,865,114
                              ---------   ------------   --------   -----------   ---------   -----------   ------------
Net contributions from
 affiliated insurance
 companies..................  1,336,478   $ 26,646,924    581,946   $ 8,803,397   1,284,196   $13,700,285     32,661,817
                              =========   ============   ========   ===========   =========   ===========   ============

                            MONEY MARKET
                                PORTFOLIO
----------------------------  -------------
                                 AMOUNT
----------------------------  -------------
Shares sold.................  $ 194,933,924
Shares redeemed.............   (167,137,221)
Shares reinvested...........      4,865,114
                              -------------
Net contributions from
 affiliated insurance
 companies..................  $  32,661,817
                              =============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Continued

--------------------------------------------------------------------------------

Transactions in capital shares for the year ended December 31, 2000 were as follows:

                                          ALL PRO                    ALL PRO                  ALL PRO
                                       BROAD EQUITY                 LARGE CAP                LARGE CAP
                                         PORTFOLIO              GROWTH PORTFOLIO          VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                   SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold....................     850,256   $ 15,229,569   1,707,093   $23,200,270    861,743   $ 8,192,483
Shares redeemed................  (4,751,035)   (85,106,794)   (433,598)   (5,900,900)  (473,857)   (4,486,554)
Shares reinvested..............   1,320,577     23,189,339     103,708     1,456,056     22,967       223,008
                                 ----------   ------------   ---------   -----------   --------   -----------
Net contributions (withdrawals)
 from affiliated insurance
 companies.....................  (2,580,202)  $(46,687,886)  1,377,203   $18,755,426    410,853   $ 3,928,937
                                 ==========   ============   =========   ===========   ========   ===========

                                         ALL PRO
                                        SMALL CAP
                                     GROWTH PORTFOLIO
-------------------------------  ------------------------
                                  SHARES        AMOUNT
-------------------------------  ------------------------
Shares sold....................  2,748,682   $ 54,628,350
Shares redeemed................   (907,968)   (16,097,187)
Shares reinvested..............     77,943      1,394,394
                                 ---------   ------------
Net contributions (withdrawals)
 from affiliated insurance
 companies.....................  1,918,657   $ 39,925,557
                                 =========   ============

                                                          ALL PRO
                                                         SMALL CAP              EQUITY 500 INDEX              INTERNATIONAL
                                                      VALUE PORTFOLIO               PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................................  1,328,015   $10,328,625   42,386,501   $423,903,280      707,379   $  9,716,797
Shares redeemed.................................   (396,460)   (3,219,436)  (3,245,882)   (32,275,759)  (1,265,762)   (17,283,806)
Shares reinvested...............................      5,062        37,204           --             --      783,964     11,155,804
                                                  ---------   -----------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies......................................    936,617   $ 7,146,393   39,140,619   $391,627,521      225,581   $  3,588,795
                                                  =========   ===========   ==========   ============   ==========   ============

                                     MID CAP                                                               MONEY MARKET
                                 GROWTH PORTFOLIO         BALANCED PORTFOLIO          BOND PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                              SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT         SHARES
-----------------------------------------------------------------------------------------------------------------------
Shares sold................  1,251,389   $ 31,148,253    406,999   $  6,501,247    562,773   $ 5,839,606    214,559,795
Shares redeemed............   (798,152)   (19,650,042)  (939,795)   (14,813,099)  (826,230)   (8,478,328)  (228,948,792)
Shares reinvested..........    273,279      5,468,318    385,838      5,957,335    226,123     2,245,406      6,332,371
                             ---------   ------------   --------   ------------   --------   -----------   ------------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies.................    726,516   $ 16,966,529   (146,958)  $ (2,354,517)   (37,334)  $  (393,316)    (8,056,626)
                             =========   ============   ========   ============   ========   ===========   ============

                           MONEY MARKET
                               PORTFOLIO
---------------------------  -------------
                                AMOUNT
---------------------------  -------------
Shares sold................  $ 214,559,795
Shares redeemed............   (228,948,792)
Shares reinvested..........      6,332,371
                             -------------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies.................  $  (8,056,626)
                             =============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, December 31, 2001 -- Concluded

--------------------------------------------------------------------------------

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 12, 2001, the Board of Trustees declared the following ordinary income and long-term capital gain dividends to shareholders of record on December 31, 2001, ex-dividend date January 9, 2002, payable January 10, 2002 as follows:

                                 TOTAL                 PER SHARE
                        ------------------------   ------------------
                         ORDINARY      CAPITAL     ORDINARY   CAPITAL
PORTFOLIO                 INCOME        GAIN        INCOME     GAIN
---------               ----------   -----------   --------   -------
All Pro Broad
 Equity...............  $1,725,968   $21,445,809    $.1232    $1.5312
All Pro Large Cap
 Growth...............          --            --        --         --
All Pro Large Cap
 Value................     429,416            --     .1101         --
All Pro Small Cap
 Growth...............          --            --        --         --
All Pro Small Cap
 Value................     330,868     1,609,048     .0847      .4121
Equity 500 Index......   3,532,315            --     .0883         --
International.........     746,525            --     .1216         --
Mid Cap Growth........          --       452,788        --      .0923
Balanced..............   1,928,476            --     .3983         --
Bond..................   2,452,872            --     .5053         --

--------------------------------------------------------------------------------
Market Street Fund
Supplemental Information -- Fund Management
(Unaudited)

--------------------------------------------------------------------------------

     Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 688-5177.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF
                                                                                                            PORTFOLIOS IN
                                                                                                                FUND
                                TERM OF OFFICE AND                                                             COMPLEX
       NAME, (DOB), ADDRESS       LENGTH OF TIME                    PRINCIPAL OCCUPATION(S)                  OVERSEEN BY
    AND POSITION(S) WITH TRUST        SERVED                          DURING PAST 5 YEARS                      TRUSTEE
    --------------------------  ------------------                  -----------------------                 -------------
-------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
    Dr. Alan Gart
    6/7/1940
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
    Trustee
                                 Indefinite Term     1982 - Present, President of Alan Gart, Inc.              11
                                  Trustee since      2000 - Present, Professor of Finance, Indiana
                                 March 21, 1985      University of Pennsylvania
                                                     1992 - 2000, Professor, Nova Southeastern University
-------------------------------------------------------------------------------------------------------------------------
    Dr. A. Gilbert Heebner
    3/7/1927
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
    Trustee
                                 Indefinite Term     2000 - Present, Professor Emeritus of Economics,          11
                                                     Eastern College
                                  Trustee since
                                  May 12, 1989       1987 - 1997, Distinguished Professor of Economics,
                                                     Eastern College
-------------------------------------------------------------------------------------------------------------------------
    Mr. Leo Slack
    5/4/1934
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
    Trustee
                                 Indefinite Term     Retired since 1996                                        11
                                  Trustee since      1964 - 1996, Vice President, Combustion Engineers
                                February 11, 1998    Corporation
-------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES(1)
-------------------------------------------------------------------------------------------------------------------------
    Mr. Robert W. Kloss
    3/30/1949
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
    Chairman of the Board and
    Trustee
                                 Indefinite Term     1994 - Present, President and Chief Executive             11
                                                     Officer, Provident Mutual Life Insurance Company
                                 Chairman of the
                                 Board and Trustee
                                 since April 22,
                                       1998
-------------------------------------------------------------------------------------------------------------------------
                                               OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
    Ms. Rosanne Gatta
    7/12/55
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                    President        1993 - Present, Vice President and Treasurer,            N/A
                                                     Provident Mutual Life Insurance Company
-------------------------------------------------------------------------------------------------------------------------
    Ms. Sarah Lange
    10/18/1956
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                 Vice President      2000 - Present, Senior Vice President and Chief          N/A
                                                     Investment Officer, Provident Mutual Life Insurance
                                                     Company
                                                     1983 - 1999, Vice President, Investments, Provident
                                                     Mutual Life Insurance Company
-------------------------------------------------------------------------------------------------------------------------

---  -------------------

          OTHER
      TRUSTEESHIPS/
      DIRECTORSHIPS
     HELD BY TRUSTEE
     ---------------
---  -------------------

      DISINTERESTED
        TRUSTEES
------------------------------------------------------------------------

       None

-----------------------------------------------------------------------------

       None

----------------------------------------------------------------------------------

       None

---------------------------------------------------------------------------------------

       INTERESTED
       TRUSTEES(1)
--------------------------------------------------------------------------------------------

       None

-------------------------------------------------------------------------------------------------

     OFFICER(S) WHO
         ARE NOT
        TRUSTEES
------------------------------------------------------------------------------------------------------

        N/A

-----------------------------------------------------------------------------------------------------------

        N/A

----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF
                                                                                                            PORTFOLIOS IN
                                                                                                                FUND
                                TERM OF OFFICE AND                                                             COMPLEX
       NAME, (DOB), ADDRESS       LENGTH OF TIME                    PRINCIPAL OCCUPATION(S)                  OVERSEEN BY
    AND POSITION(S) WITH TRUST        SERVED                          DURING PAST 5 YEARS                      TRUSTEE
    --------------------------  ------------------                  -----------------------                 -------------
-------------------------------------------------------------------------------------------------------------------------
    Ms. Mary Lynn Finelli
    12/23/1955
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                 Vice President      1996 - Present, Executive Vice President and Chief       N/A
                                                     Financial Officer, Provident Mutual Life Insurance
                                                     Company
-------------------------------------------------------------------------------------------------------------------------
    Mr. Alan Hinkle
    4/23/1951
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                 Vice President      1996 - Present, Executive Vice President and Chief       N/A
                                                     Actuary, Provident Mutual Life Insurance Company
-------------------------------------------------------------------------------------------------------------------------
    Mr. James D. Kestner
    3/6/1948
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                 Vice President      1994 - Present, Vice President, Investments,             N/A
                                                     Provident Mutual Life Insurance Company
-------------------------------------------------------------------------------------------------------------------------
    Mr. Anthony Giampietro
    8/14/1959
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                 Vice President      1990 - Present, Assistant Treasurer, Provident Mutual    N/A
                                                     Life Insurance Company
-------------------------------------------------------------------------------------------------------------------------
    Mr. Todd Miller
    8/8/1957
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                 Vice President      1996 - Present, Assistant Vice President, Financial      N/A
                                                     Reporting, Provident Mutual Life Insurance Company
-------------------------------------------------------------------------------------------------------------------------
    Mr. James Bernstein
    1/28/1957
    1000 Chesterbrook Blvd.
    Berwyn, PA 19312
                                Compliance Officer   1999 - Present, Assistant General Counsel, Provident     N/A
                                  and Secretary      Mutual Life Insurance Company
                                                     1996 - 1999, Partner, Jorden Burt
-------------------------------------------------------------------------------------------------------------------------

---  -------------------

          OTHER
      TRUSTEESHIPS/
      DIRECTORSHIPS
     HELD BY TRUSTEE
     ---------------
---  -------------------
        N/A
---------------------------------------------------------------------------------------------------------------------
        N/A
-------------------------------------------------------------------------------------------------------------------------
        N/A
-------------------------------------------------------------------------------------------------------------------------
        N/A
-------------------------------------------------------------------------------------------------------------------------
        N/A
-------------------------------------------------------------------------------------------------------------------------
        N/A
-------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1)
  Mr. Robert Kloss is deemed to be an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of his position of President and CEO of Provident Mutual Life Insurance Company.

 [PROVIDENT MUTUAL LOGO]                                           BULK RATE
     P.O. BOX 15750                                              U.S. POSTAGE
WILMINGTON, DE 19850-5750                                            PAID
                                                                WILMINGTON, DE
                                                                PERMIT NO. 1387

Form 16169 12.01